United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                          WILLIAM F. QUINN, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2005

                   Date of reporting period: September 30, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2005 is provided below.

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF September 30, 2005             (IN U.S. DOLLARS)


                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
AUSTRALIA - 4.8%   AIRLINES - 0.0%                                 33,641   Qantas Airways Ltd.                           $   86,575
                                                                                                                          ----------
                   BEVERAGES - 0.1%                                26,064   Coca-Cola Amatil Ltd.                            157,439
                                                                   86,856   Foster's Group Ltd.                              386,690
                                                                                                                          ----------
                                                                                                                             544,129
                                                                                                                          ----------
                   BIOTECHNOLOGY - 0.1%                            11,970   CSL Ltd.                                         351,010
                                                                                                                          ----------
                   CAPITAL MARKETS - 0.1%                          11,468   Macquarie Bank Ltd.                              659,881
                                                                                                                          ----------
                   CHEMICALS - 0.0%                                13,503   Orica Ltd.                                       216,543
                                                                                                                          ----------
                   COMMERCIAL BANKS - 1.2%                         74,757   Australia & New Zealand Banking Group
                                                                            Ltd.                                           1,370,117
                                                                   51,438   Commonwealth Bank of Australia                 1,508,769
                                                                   64,791   National Australia Bank Ltd.                   1,635,237
                                                                   81,489   Westpac Banking Corp.                          1,313,034
                                                                                                                          ----------
                                                                                                                           5,827,157
                                                                                                                          ----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.1%           53,780   Brambles Industries Ltd.                         363,872
                                                                                                                          ----------
                   CONSTRUCTION & ENGINEERING - 0.0%                7,743   Leighton Holdings Ltd.                            84,259
                                                                                                                          ----------
                   CONSTRUCTION MATERIALS - 0.2%                   19,286   Boral Ltd.                                       118,853
                                                                   36,728   CSR Ltd.                                          86,947
                                                                    3,992   James Hardie Industries NV                        27,284
                                                                   41,326   Rinker Group Ltd.                                523,242
                                                                                                                          ----------
                                                                                                                             756,326
                                                                                                                          ----------
                   CONTAINERS & PACKAGING - 0.1%                   41,043   Amcor Ltd.                                       210,308
                                                                                                                          ----------
                   DISTRIBUTORS - 0.0%                             65,581   Pacific Brands Ltd.                              142,731
                                                                                                                          ----------
                   DIVERSIFIED FINANCIAL SERVICES - 0.1%            1,250   Australian Stock Exchange Ltd.                    25,888
                                                                   23,490   Challenger Financial Services
                                                                            Group Ltd.                                        71,932
                                                                   16,417   SFE Corp. Ltd.                                   157,212
                                                                   23,405   Suncorp-Metway Ltd.                              352,281
                                                                                                                          ----------
                                                                                                                             607,313
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                           112,683   Telstra Corp. Ltd.                               350,225
                                                                                                                          ----------
                   FOOD & STAPLES RETAILING - 0.2%                 60,420   Coles Myer Ltd.                                  473,394
                                                                   45,738   Woolworths Ltd.                                  580,847
                                                                                                                          ----------
                                                                                                                           1,054,241
                                                                                                                          ----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%          7,344   Ansell Ltd.                                       63,261
                                                                                                                          ----------
                   HEALTH CARE PROVIDERS & SERVICES - 0.0%         40,746   Mayne Group Ltd.                                 167,402
                                                                    2,368   Sonic Healthcare Ltd.                             28,029
                                                                                                                          ----------
                                                                                                                             195,431
                                                                                                                          ----------
                   HOTELS, RESTAURANTS & LEISURE - 0.1%             4,629   Aristocrat Leisure Ltd.                           41,889
                                                                   23,453   TABCORP Holdings Ltd.                            308,946
                                                                   14,689   UNiTAB Ltd.                                      146,946
                                                                                                                          ----------
                                                                                                                             497,781
                                                                                                                          ----------
                   IT SERVICES - 0.0%                              11,639   Computershare Ltd.                                58,662
                                                                                                                          ----------
                   INDUSTRIAL CONGLOMERATES - 0.1%                 15,471   Wesfarmers Ltd.                                  474,349
                                                                                                                          ----------
                   INSURANCE - 0.3%                                75,906   AMP Ltd.                                         431,264
                                                                   45,366   AXA Asia Pacific Holdings Ltd.                   168,369
                                                                   69,692   Insurance Australia Group Ltd.                   290,583
                                                                   28,433   QBE Insurance Group Ltd.                         405,596
                                                                                                                          ----------
                                                                                                                           1,295,812
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005            (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   MEDIA - 0.1%                                    73,935   John Fairfax Holdings Ltd.                   $   256,895
                                                                    6,114   Publishing & Broadcasting Ltd.                    76,944
                                                                                                                         -----------
                                                                                                                             333,839
                                                                                                                         -----------
                   METALS & MINING - 0.9%                          52,998   Alumina Ltd.                                     247,284
                                                                  152,378   BHP Billiton Ltd.                              2,589,088
                                                                   18,416   BlueScope Steel Ltd.                             134,446
                                                                   30,834   Iluka Resources Ltd.                             206,502
                                                                   14,132   Newcrest Mining Ltd.                             226,414
                                                                   23,360   OneSteel Ltd.                                     67,966
                                                                   15,304   Rio Tinto Ltd.                                   691,163
                                                                                                                         -----------
                                                                                                                           4,162,863
                                                                                                                         -----------
                   MULTI-UTILITIES - 0.1%                          20,590   Australian Gas Light Co., Ltd.                   233,023
                                                                                                                         -----------
                   OIL, GAS & CONSUMABLE FUELS - 0.2%              11,923   Caltex Australia Ltd.                            186,835
                                                                   24,197   Origin Energy Ltd.                               135,075
                                                                   34,877   Santos Ltd.                                      333,189
                                                                   15,563   Woodside Petroleum Ltd.                          427,849
                                                                                                                         -----------
                                                                                                                           1,082,948
                                                                                                                         -----------
                   PAPER & FOREST PRODUCTS - 0.0%                   5,300   PaperlinX Ltd.                                    12,790
                                                                                                                         -----------
                   REAL ESTATE - 0.5%                             113,352   CFS Gandel Retail Trust                          156,243
                                                                    3,633   CFS Gandel Retail Trust (a)                        4,897
                                                                   14,559   Centro Properties Group/New                       66,708
                                                                   57,330   Commonwealth Property Office
                                                                            Fund                                              55,382
                                                                   79,688   General Property Trust                           237,330
                                                                   86,729   ING Industrial Fund                              156,304
                                                                   31,118   Investa Property Group                            49,665
                                                                   18,422   Lend Lease Corp., Ltd.                           196,952
                                                                   21,221   Macquire Goodman Group                            68,711
                                                                   46,448   Mirvac Group                                     143,299
                                                                   62,720   Stockland                                        295,040
                                                                    2,060   Stockland/New (a)                                  9,628
                                                                   71,700   Westfield Group                                  919,863
                                                                                                                         -----------
                                                                                                                           2,360,022
                                                                                                                         -----------
                   ROAD & RAIL - 0.1%                              16,182   Toll Holdings Ltd.                               171,777
                                                                                                                         -----------
                   TRANSPORTATION INFRASTRUCTURE - 0.1%           102,562   Macquarie Infrastructure Group                   314,069
                                                                   16,500   Patrick Corp. Ltd.                                86,816
                                                                   10,811   Transurban Group                                  59,442
                                                                                                                         -----------
                                                                                                                             460,327
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN AUSTRALIA              22,657,455
                                                                                                                         -----------

AUSTRIA - 0.5%     BUILDING PRODUCTS - 0.0%                         3,535   Wienerberger AG                                  139,750
                                                                                                                         -----------
                   COMMERCIAL BANKS - 0.1%                          1,063   Bank Austria Creditanstalt AG                    119,176
                                                                    7,239   Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                    388,382
                                                                                                                         -----------
                                                                                                                             507,558
                                                                                                                         -----------
                   CONSTRUCTION MATERIALS - 0.0%                       53   RHI AG (a)                                         1,583
                                                                                                                         -----------
                   CONTAINERS & PACKAGING - 0.0%                      568   Mayr-Melnhof Karton AG                            82,862
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES
                   - 0.1%                                          19,827   Telekom Austria AG                               395,617
                                                                                                                         -----------
                   ELECTRIC UTILITIES - 0.0%                           47   Verbund - Oesterreichische
                                                                            Elektrizitaetswirtschafts AG                      16,546
                                                                                                                         -----------
                   MACHINERY - 0.0%                                 1,316   Andritz AG                                       131,659
                                                                                                                         -----------
                   METALS & MINING - 0.1%                             906   Boehler-Uddeholm AG                              152,913
                                                                                                                         -----------
                   OIL, GAS & CONSUMABLE FUELS - 0.1%               4,470   OMV AG                                           266,283
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   REAL ESTATE - 0.0%                               5,877   IMMOFINANZ Immobilien Anlagen AG (a)          $   57,110
                                                                                                                          ----------
                   TRADING COMPANIES & DISTRIBUTORS - 0.1%        105,980   Hagemeyer NV - Registered Shares                 313,048
                                                                                                                          ----------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%             1,169   Flughafen Wien AG                                 78,926
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN AUSTRIA                 2,143,855
                                                                                                                          ----------

BELGIUM - 1.3%     BEVERAGES - 0.1%                                 5,910   InBev NV                                         234,496
                                                                                                                          ----------
                   CHEMICALS - 0.1%                                 2,818   Solvay SA                                        328,709
                                                                    1,724   Umicore                                          188,627
                                                                       52   Umicore (a)                                            7
                                                                                                                          ----------
                                                                                                                             517,343
                                                                                                                          ----------
                   COMMERCIAL BANKS - 0.3%                         25,528   Dexia                                            576,468
                                                                   10,019   KBC Bancassurance Holding                        814,150
                                                                                                                          ----------
                                                                                                                           1,390,618
                                                                                                                          ----------
                   CONSTRUCTION & ENGINEERING - 0.0%                4,785   Suez SA (a)                                           58
                                                                                                                          ----------
                   DISTRIBUTORS - 0.0%                                222   D'ieteren SA                                      53,129
                                                                                                                          ----------
                   DIVERSIFIED FINANCIAL SERVICES - 0.4%           55,909   Fortis                                         1,626,520
                                                                    3,292   Groupe Bruxelles Lambert SA                      322,481
                                                                                                                          ----------
                                                                                                                           1,949,001
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                             9,883   Belgacom SA                                      336,134
                                                                                                                          ----------
                   ELECTRIC UTILITIES - 0.1%                        1,263   Electrabel                                       634,979
                                                                                                                          ----------
                   ELECTRICAL EQUIPMENT - 0.0%                      1,022   Bekaert SA                                        83,849
                                                                                                                          ----------
                   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%          520   Barco NV                                          40,249
                                                                                                                          ----------
                   FOOD & STAPLES RETAILING - 0.1%                  1,003   Colruyt SA                                       130,842
                                                                    1,314   Delhaize Group                                    77,975
                                                                      950   Delhaize Group (b)                                56,193
                                                                                                                          ----------
                                                                                                                             265,010
                                                                                                                          ----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%          1,608   Omega Pharma SA                                   91,079
                                                                                                                          ----------
                   LEISURE EQUIPMENT & PRODUCTS - 0.0%              2,040   AGFA-Gevaert NV                                   49,313
                                                                                                                          ----------
                   MARINE - 0.0%                                    1,790   CMB-Cie Maritime Belge                            62,434
                                                                                                                          ----------
                   OIL, GAS & CONSUMABLE FUELS - 0.0%               1,790   Euronav Sa                                        58,916
                                                                                                                          ----------
                   PHARMACEUTICALS - 0.1%                           4,095   UCB SA                                           216,839
                                                                                                                          ----------
                   WIRELESS TELECOMMUNICATION SERVICES - 0.0%         900   Mobistar SA                                       74,220
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN BELGIUM                 6,057,667
                                                                                                                          ----------

BERMUDA - 0.0%     TEXTILES, APPAREL & LUXURY GOODS - 0.0%         21,785   Yue Yuen Industrial Holdings                      59,814
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN BERMUDA                    59,814
                                                                                                                          ----------

DENMARK - 0.8%     BEVERAGES - 0.0%                                   356   Carlsberg A/S                                     20,878
                                                                                                                          ----------
                   CHEMICALS - 0.0%                                 2,267   Novozymes A/S Class B                            117,201
                                                                                                                          ----------
                   COMMERCIAL BANKS - 0.1%                         17,488   Danske Bank A/S                                  536,814
                                                                                                                          ----------
                   CONSTRUCTION & ENGINEERING - 0.0%                1,417   FLS Industries A/S Class B                        39,605
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                            11,049   TDC A/S                                          596,211
                                                                                                                          ----------
                   ELECTRICAL EQUIPMENT - 0.0%                      5,696   Vestas Wind Systems A/S (a)                      138,036
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   FOOD PRODUCTS - 0.1%                             2,482   Danisco A/S                                   $  167,814
                                                                    2,039   East Asiatic Co., Ltd. A/S                       151,697
                                                                                                                          ----------
                                                                                                                             319,511
                                                                                                                          ----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%            186   Coloplast A/S Class B                             11,359
                                                                    5,043   GN Store Nord                                     66,809
                                                                    1,530   William Demant Holding (a)                        71,931
                                                                                                                          ----------
                                                                                                                             150,099
                                                                                                                          ----------
                   HOUSEHOLD DURABLES - 0.0%                          464   Bang & Olufsen A/S Class B                        40,105
                                                                                                                          ----------
                   INSURANCE - 0.0%                                   907   Topdanmark A/S (a)                                72,388
                                                                                                                          ----------
                   MACHINERY - 0.0%                                   820   NKT Holding A/S                                   34,908
                                                                                                                          ----------
                   MARINE - 0.1%                                       51   AP Moller - Maersk A/S                           522,384
                                                                                                                          ----------
                   PHARMACEUTICALS - 0.2%                           3,519   H Lundbeck A/S                                    89,685
                                                                   13,315   Novo-Nordisk A/S B                               660,404
                                                                                                                          ----------
                                                                                                                             750,089
                                                                                                                          ----------
                   ROAD & RAIL - 0.1%                               1,730   DSV A/S                                          184,468
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN DENMARK                 3,522,697
                                                                                                                          ----------

FINLAND - 1.4%     AUTO COMPONENTS - 0.0%                           6,710   Nokian Renkaat Oyj                               159,452
                                                                                                                          ----------
                   COMMUNICATIONS EQUIPMENT - 0.7%                184,005   Nokia Oyj                                      3,092,521
                                                                    1,270   Nokia Oyj (b)                                     21,476
                                                                                                                          ----------
                                                                                                                           3,113,997
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -         5,791   Elisa Corp.                                      100,400
                   0.1%                                            34,753   TeliaSonera AB                                   165,504
                                                                                                                          ----------
                                                                                                                             265,904
                                                                                                                          ----------
                   ELECTRIC UTILITIES - 0.1%                       23,140   Fortum Oyj                                       465,908
                                                                                                                          ----------
                   IT SERVICES - 0.0%                               6,175   Tietoenator Oyj                                  208,084
                                                                                                                          ----------
                   INSURANCE - 0.1%                                 6,594   Pohjola Group Plc Class D                        106,133
                                                                   22,588   Sampo Oyj                                        359,478
                                                                                                                          ----------
                                                                                                                             465,611
                                                                                                                          ----------
                   LEISURE EQUIPMENT & PRODUCTS - 0.0%              5,904   Amer Sports Corp.                                113,036
                                                                                                                          ----------
                   MACHINERY - 0.1%                                 2,211   Cargotec Corp. Class B (a)                        66,855
                                                                    2,211   Kone Oyj Class B (a)                             150,611
                                                                    9,256   Metso Oyj                                        235,576
                                                                      231   Wartsila Oyj                                       7,380
                                                                                                                          ----------
                                                                                                                             460,422
                                                                                                                          ----------
                   METALS & MINING - 0.0%                             447   Outokumpu Oyj                                      5,982
                                                                    8,196   Rautaruukki Oyj                                  184,685
                                                                                                                          ----------
                                                                                                                             190,667
                                                                                                                          ----------
                   OIL, GAS & CONSUMABLE FUELS - 0.1%               7,259   Neste Oil Oyj (a)                                269,818
                                                                                                                          ----------
                   PAPER & FOREST PRODUCTS - 0.2%                  33,345   Stora Enso Oyj Class R                           459,914
                                                                   30,054   UPM-Kymmene Oyj                                  603,305
                                                                                                                          ----------
                                                                                                                           1,063,219
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN FINLAND                 6,776,118
                                                                                                                          ----------

FRANCE - 9.0%      AEROSPACE & DEFENSE - 0.2%                      10,187   European Aeronautic Defense and Space Co.        362,317
                                                                    7,590   Sagem SA                                         164,349
                                                                    4,303   Thales SA                                        200,409
                                                                    2,174   Zodiac SA                                        128,695
                                                                                                                          ----------
                                                                                                                             855,770
                                                                                                                          ----------
                   AIRLINES - 0.0%                                  3,419   Air France-KLM                                    57,339
                                                                                                                          ----------
                   AUTO COMPONENTS - 0.1%                           6,148   Compagnie Generale des Etablissements
                                                                            Michelin                                         362,314
                                                                    4,494   Valeo SA                                         187,361
                                                                                                                          ----------
                                                                                                                             549,675
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   AUTOMOBILES - 0.3%                               7,721   Peugeot SA                                   $   525,947
                                                                    8,205   Renault SA                                       779,516
                                                                                                                         -----------
                                                                                                                           1,305,463
                                                                                                                         -----------
                   BEVERAGES - 0.1%                                 3,726   Pernod-Ricard                                    659,910
                                                                                                                         -----------
                   BUILDING PRODUCTS - 0.2%                        12,487   Cie de Saint-Gobain                              720,528
                                                                                                                         -----------
                   CHEMICALS - 0.2%                                 4,953   Air Liquide                                      913,650
                                                                                                                         -----------
                   COMMERCIAL BANKS - 1.1%                         34,066   BNP Paribas                                    2,597,777
                                                                   22,519   Credit Agricole SA                               662,459
                                                                   15,863   Societe Generale                               1,815,936
                                                                                                                         -----------
                                                                                                                           5,076,172
                                                                                                                         -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.0%            1,954   Societe BIC SA                                   115,954
                                                                                                                         -----------
                   COMMUNICATIONS EQUIPMENT - 0.2%                 56,865   Alcatel SA (a)                                   759,635
                                                                                                                         -----------
                   CONSTRUCTION & ENGINEERING - 0.1%                7,294   Vinci SA                                         630,090
                                                                                                                         -----------
                   CONSTRUCTION MATERIALS  - 0.2%                   1,192   Imerys SA                                         88,743
                                                                    9,192   Lafarge SA                                       811,225
                                                                                                                         -----------
                                                                                                                             899,968
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.5%                                            74,744   France Telecom SA                              2,151,944
                                                                                                                         -----------
                   ELECTRICAL EQUIPMENT - 0.2%                      7,246   Alstom (a)                                       345,077
                                                                    9,721   Schneider Electric SA                            770,010
                                                                                                                         -----------
                                                                                                                           1,115,087
                                                                                                                         -----------
                   ENERGY EQUIPMENT & SERVICES - 0.1%               4,872   Technip SA                                       289,232
                   FOOD & STAPLES RETAILING - 0.3%                 26,539   Carrefour SA                                   1,224,833
                                                                    1,910   Casino Guichard Perrachon SA                     135,864
                                                                                                                         -----------
                                                                                                                           1,360,697
                                                                                                                         -----------
                   FOOD PRODUCTS - 0.3%                            11,304   Groupe Danone                                  1,221,807
                                                                                                                         -----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%          5,173   Cie Generale d'Optique Essilor
                                                                            International SA                                 429,716
                                                                                                                         -----------
                   HOTELS, RESTAURANTS &                           10,544   Accor SA                                         534,173
                   LEISURE - 0.2%                                   5,111   Sodexho Alliance SA                              193,550
                                                                                                                         -----------
                                                                                                                             727,723
                                                                                                                         -----------
                   HOUSEHOLD DURABLES -  0.1%                      11,782   Thomson                                          245,745
                                                                                                                         -----------
                   IT SERVICES - 0.1%                               2,452   Atos Origin (a)                                  173,975
                                                                    8,123   Cap Gemini SA (a)                                317,113
                                                                                                                         -----------
                                                                                                                             491,088
                                                                                                                         -----------
                   INSURANCE - 0.4%                                66,599   AXA                                            1,833,936
                                                                      775   CNP Assurances                                    52,138
                                                                   52,526   SCOR                                             107,657
                                                                                                                         -----------
                                                                                                                           1,993,731
                                                                                                                         -----------
                   MEDIA - 0.5%                                     6,788   Lagardere S.C.A.                                 483,261
                                                                    2,124   PagesJaunes Groupe SA                             58,130
                                                                    4,855   Publicis Groupe                                  154,998
                                                                    3,105   Societe Television Francaise 1                    82,620
                                                                   40,712   Vivendi Universal SA                           1,333,130
                                                                    6,053   Vivendi Universal SA (b)                         198,115
                                                                                                                         -----------
                                                                                                                           2,310,254
                                                                                                                         -----------
                   METALS & MINING - 0.1%                          24,838   Arcelor                                          582,747
                                                                                                                         -----------
                   MULTI-UTILITIES - 0.4%                          42,707   Suez SA                                        1,238,324
                                                                   12,051   Veolia Environnement                             510,122
                                                                                                                         -----------
                                                                                                                           1,748,446
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   MULTILINE RETAIL - 0.1%                          2,713   Pinault-Printemps-Redoute                    $   285,551
                                                                                                                         -----------
                   OFFICE ELECTRONICS - 0.0%                        1,925   Neopost SA                                       187,178
                                                                                                                         -----------
                   OIL, GAS & CONSUMABLE FUELS - 1.4%              24,776   Total SA                                       6,783,731
                                                                    4,140   Total SA (a)                                          50
                                                                                                                         -----------
                                                                                                                           6,783,781
                                                                                                                         -----------
                   PERSONAL PRODUCTS - 0.2%                        13,565   L'Oreal SA                                     1,054,054
                                                                                                                         -----------
                   PHARMACEUTICALS - 0.8%                          45,455   Sanofi-Aventis                                 3,767,685
                                                                                                                         -----------
                   REAL ESTATE - 0.1%                                 535   Gecina SA                                         63,212
                                                                    1,537   Klepierre                                        154,732
                                                                    1,964   Unibail                                          286,041
                                                                                                                         -----------
                                                                                                                             503,985
                                                                                                                         -----------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   - 0.1%                                          28,134   STMicroelectronics NV                            485,391
                                                                                                                         -----------
                   SOFTWARE - 0.0%                                  2,821   Business Objects SA (a)                           97,102
                                                                    2,849   Dassault Systemes SA                             147,700
                                                                                                                         -----------
                                                                                                                             244,802
                                                                                                                         -----------
                   TEXTILES, APPAREL & LUXURY GOODS - 0.2%            189   Hermes International                              44,776
                                                                   10,625   LVMH Moet Hennessy Louis Vuitton SA              878,766
                                                                                                                         -----------
                                                                                                                             923,542
                                                                                                                         -----------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%             2,314   Autoroutes du Sud de la France                   134,332
                                                                                                                         -----------
                   WIRELESS TELECOMMUNICATION SERVICES - 0.1%      10,321   Bouygues                                         481,190
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN FRANCE                 42,063,862
                                                                                                                         -----------

GERMANY - 6.2%     AIR FREIGHT & LOGISTICS - 0.2%                  33,577   Deutsche Post AG                                 787,780
                                                                                                                         -----------
                   AIRLINES - 0.0%                                 14,866   Deutsche Lufthansa AG                            197,692
                                                                                                                         -----------
                   AUTO COMPONENTS - 0.1%                           7,622   Continental AG                                   627,639
                                                                                                                         -----------
                   AUTOMOBILES - 0.6%                              41,217   DaimlerChrysler AG                             2,193,456
                                                                    9,403   Volkswagen AG                                    580,439
                                                                                                                         -----------
                                                                                                                           2,773,895
                                                                                                                         -----------
                   BIOTECHNOLOGY - 0.0%                             4,938   Qiagen NV (a)                                     64,000
                                                                                                                         -----------
                   CAPITAL MARKETS - 0.5%                          23,327   Deutsche Bank AG Registered Shares             2,188,620
                                                                    3,609   MLP AG                                            75,667
                                                                                                                         -----------
                                                                                                                           2,264,287
                                                                                                                         -----------
                   CHEMICALS - 0.7%                                22,046   BASF AG                                        1,661,231
                                                                   32,758   Bayer AG                                       1,204,190
                                                                    3,872   Linde AG                                         286,165
                                                                                                                         -----------
                                                                                                                           3,151,586
                                                                                                                         -----------
                   COMMERCIAL BANKS - 0.3%                         28,262   Bayerische Hypo-und Vereinsbank AG (a)           798,695
                                                                   18,868   Commerzbank AG                                   516,383
                                                                                                                         -----------
                                                                                                                           1,315,078
                                                                                                                         -----------
                   DIVERSIFIED FINANCIAL SERVICES - 0.1%            6,409   Deutsche Boerse AG                               614,296
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES
                   - 0.4%                                         116,148   Deutsche Telekom AG                            2,120,107
                                                                                                                         -----------
                   ELECTRIC UTILITIES - 0.5%                       25,987   E.ON AG                                        2,394,640
                                                                                                                         -----------
                   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%        2,386   Epcos AG (a)                                      31,269
                                                                                                                         -----------
                   FOOD & STAPLES RETAILING - 0.1%                  6,372   Metro AG                                         314,747
                                                                                                                         -----------
                   HEALTH CARE PROVIDERS & SERVICES - 0.1%          1,654   Celesio AG                                       145,273
                                                                    1,747   Fresenius Medical Care AG                        159,550
                                                                                                                         -----------
                                                                                                                             304,823
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   HOTELS, RESTAURANTS & LEISURE - 0.0%            12,313   TUI AG                                       $   263,056
                                                                                                                         -----------
                   INDUSTRIAL CONGLOMERATES - 0.6%                 33,194   Siemens AG                                     2,565,298
                                                                      860   Siemens AG (b)                                    66,504
                                                                                                                         -----------
                                                                                                                           2,631,802
                                                                                                                         -----------
                   INSURANCE - 0.6%                                15,372   Allianz AG Registered Shares                   2,082,021
                                                                    8,375   Muenchener Rueckversicherungs AG
                                                                            Registered Shares                                959,243
                                                                                                                         -----------
                                                                                                                           3,041,264
                                                                                                                         -----------
                   MACHINERY - 0.1%                                 8,694   MAN AG                                           447,367
                                                                                                                         -----------
                   METALS & MINING - 0.1%                          13,676   ThyssenKrupp AG                                  286,404
                                                                                                                         -----------
                   MULTI-UTILITIES - 0.3%                          19,392   RWE AG                                         1,287,064
                                                                                                                         -----------
                   PERSONAL PRODUCTS - 0.0%                           572   Beiersdorf AG                                     65,860
                                                                                                                         -----------
                   PHARMACEUTICALS - 0.2%                           4,588   Altana AG                                        257,658
                                                                    2,378   Merck KGaA                                       200,778
                                                                    9,424   Schering AG                                      597,642
                                                                                                                         -----------
                                                                                                                           1,056,078
                                                                                                                         -----------
                   REAL ESTATE - 0.0%                               2,589   IVG Immobilien AG                                 53,376
                                                                                                                         -----------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   - 0.1%                                          30,054   Infineon Technologies AG (a)                     296,398
                                                                                                                         -----------
                   SOFTWARE - 0.3%                                  9,286   SAP AG                                         1,609,933
                                                                                                                         -----------
                   SPECIALTY RETAIL - 0.0%                          1,160   Douglas Holding AG                                44,194
                                                                                                                         -----------
                   TEXTILES, APPAREL & LUXURY GOODS - 0.2%          2,776   Adidas-Salomon AG                                483,891
                                                                    1,129   Puma AG Rudolf Dassler Sport                     307,313
                                                                                                                         -----------
                                                                                                                             791,204
                                                                                                                         -----------
                   THRIFTS & MORTGAGE FINANCE - 0.1%                5,764   Hypo Real Estate Holding AG                      292,290
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN GERMANY                29,128,129
                                                                                                                         -----------

GREECE - 0.6%      BEVERAGES - 0.0%                                 5,327   Coca-Cola Hellenic Bottling Co. SA               155,167
                                                                                                                         -----------
                   COMMERCIAL BANKS - 0.3%                         13,229   Alpha Bank AE                                    374,813
                                                                    8,873   EFG Eurobank Ergasias SA                         274,503
                                                                    2,325   Emporiki Bank of Greece SA                        68,116
                                                                   15,426   National Bank of Greece SA                       614,860
                                                                    3,787   Piraeus Bank SA                                   79,536
                                                                                                                         -----------
                                                                                                                           1,411,828
                                                                                                                         -----------
                   COMMUNICATIONS EQUIPMENT - 0.0%                 13,744   Intracom SA                                       96,108
                                                                                                                         -----------
                   CONSTRUCTION & ENGINEERING - 0.0%                9,858   Technical Olympic SA                              66,795
                                                                                                                         -----------
                   CONSTRUCTION MATERIALS - 0.0%                    2,682   Titan Cement Co. SA                               89,246
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                             6,542   Hellenic Telecommunications Organization
                                                                            SA (a)                                           130,772
                                                                                                                         -----------
                   ELECTRIC UTILITIES - 0.0%                        5,616   Public Power Corp.                               123,637
                                                                                                                         -----------
                   HOTELS, RESTAURANTS & LEISURE - 0.1%             8,653   OPAP SA                                          269,158
                                                                                                                         -----------
                   METALS & MINING - 0.0%                           4,057   Viohalco, Hellenic Copper and Aluminum
                                                                            Industry SA                                       27,880
                                                                                                                         -----------
                   WIRELESS TELECOMMUNICATION SERVICES - 0.1%      11,074   Cosmote Mobile Telecommunications SA             218,962
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN GREECE                  2,589,553
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
HONG KONG - 1.3%   AIRLINES - 0.0%                                  2,263   Cathay Pacific Airways Ltd.                   $    4,026
                                                                                                                          ----------
                   COMMERCIAL BANKS - 0.1%                        100,400   BOC Hong Kong Holdings Ltd.                      201,247
                                                                   29,739   Bank of East Asia Ltd.                            87,019
                                                                   26,153   Hang Seng Bank Ltd.                              351,617
                                                                                                                          ----------
                                                                                                                             639,883
                                                                                                                          ----------
                   DISTRIBUTORS - 0.0%                             52,719   Li & Fung Ltd.                                   121,982
                                                                                                                          ----------
                   DIVERSIFIED FINANCIAL SERVICES - 0.0%           20,000   Hong Kong Exchanges and Clearing Ltd.             68,448
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.0%                                            71,195   PCCW Ltd.                                         46,345
                                                                                                                          ----------
                   ELECTRIC UTILITIES - 0.2%                       71,187   CLP Holdings Ltd.                                424,401
                                                                   56,000   HongKong Electric Holdings                       279,359
                                                                                                                          ----------
                                                                                                                             703,760
                                                                                                                          ----------
                   ELECTRICAL EQUIPMENT - 0.0%                     94,328   Johnson Electric Holdings Ltd.                    90,586
                                                                                                                          ----------
                   GAS UTILITIES - 0.1%                           104,240   Hong Kong & China Gas                            214,990
                                                                                                                          ----------
                   HOTELS, RESTAURANTS & LEISURE - 0.0%            24,990   Shangri-La Asia Ltd.                              40,427
                                                                                                                          ----------
                   HOUSEHOLD DURABLES - 0.0%                       16,560   Techtronic Industries Co.                         42,373
                                                                                                                          ----------
                   INDUSTRIAL CONGLOMERATES - 0.2%                 98,176   Hutchison Whampoa Ltd.                         1,015,581
                                                                                                                          ----------
                   MEDIA - 0.0%                                    34,025   SCMP Group Ltd.                                   12,719
                                                                                                                          ----------
                   REAL ESTATE - 0.6%                              76,735   Cheung Kong Holdings Ltd.                        866,487
                                                                   12,000   Hang Lung Properties Ltd.                         19,103
                                                                   32,491   Henderson Land Development Co., Ltd.             162,293
                                                                   48,484   New World Development Ltd.                        63,747
                                                                   48,421   Sino Land Co.                                     58,983
                                                                   68,324   Sun Hung Kai Properties Ltd.                     707,658
                                                                   48,077   Swire Pacific Ltd. Class A                       442,796
                                                                   56,107   Wharf Holdings Ltd.                              218,780
                                                                                                                          ----------
                                                                                                                           2,539,847
                                                                                                                          ----------
                   ROAD & RAIL - 0.0%                              24,500   MTR Corp.                                         51,320
                                                                                                                          ----------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                   - 0.0%                                           5,004   ASM Pacific Technology                            24,350
                                                                                                                          ----------
                   SPECIALTY RETAIL - 0.1%                         52,000   Esprit Holdings Ltd.                             388,773
                                                                  132,394   Giordano International Ltd.                       91,303
                                                                                                                          ----------
                                                                                                                             480,076
                                                                                                                          ----------
                   TEXTILES, APPAREL & LUXURY GOODS - 0.0%         65,353   Texwinca Holdings Ltd.                            44,648
                                                                                                                          ----------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%            18,465   Hopewell Holdings                                 48,675
                                                                                                                          ----------
                   WIRELESS TELECOMMUNICATION SERVICES - 0.0%      47,000   Hutchison Telecommunications
                                                                            International Ltd. (a)                            68,158
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN HONG KONG               6,258,194
                                                                                                                          ----------

IRELAND - 0.8%     AIRLINES - 0.1%                                 27,680   Ryanair Holdings Plc (a)                         226,932
                                                                                                                          ----------
                   COMMERCIAL BANKS - 0.4%                         39,526   Allied Irish Banks Plc                           843,483
                                                                   47,958   Bank of Ireland                                  758,762
                                                                   15,198   Depfa Bank Plc                                   244,618
                                                                                                                          ----------
                                                                                                                           1,846,863
                                                                                                                          ----------
                   CONSTRUCTION MATERIALS - 0.2%                      936   CRH Plc                                           25,447
                                                                   26,953   CRH Plc                                          732,781
                                                                                                                          ----------
                                                                                                                             758,228
                                                                                                                          ----------
                   FOOD PRODUCTS - 0.0%                            22,780   Greencore Group Plc                               99,147
                                                                    4,710   Kerry Group Plc                                  110,449
                                                                                                                          ----------
                                                                                                                             209,596
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   HOUSEHOLD DURABLES - 0.0%                       61,080   Waterford Wedgewood                           $    4,639
                                                                                                                          ----------
                   INDUSTRIAL CONGLOMERATES - 0.0%                  3,189   DCC Plc                                           64,208
                                                                                                                          ----------
                   INSURANCE - 0.1%                                12,684   Irish Life & Permanent Plc                       230,916
                                                                                                                          ----------
                   MEDIA - 0.0%                                    21,817   Independent News & Media Plc                      63,918
                                                                                                                          ----------
                   PHARMACEUTICALS - 0.0%                          15,345   Elan Corp. Plc (a)                               138,755
                                                                                                                          ----------
                   TRADING COMPANIES & DISTRIBUTORS - 0.0%          2,786   Grafton Group Plc                                 28,215
                                                                                                                          ----------
                                                                            TOTAL COMMON STOCKS IN IRELAND                 3,572,270
                                                                                                                          ----------

ITALY - 3.5%       AEROSPACE & DEFENSE - 0.1%                      15,618   Finmeccanica SpA                                 311,181
                                                                                                                          ----------
                   AUTOMOBILES - 0.1%                              38,723   Fiat SpA (a)                                     346,926
                                                                                                                          ----------
                   CAPITAL MARKETS - 0.1%                          10,234   Banca Fideuram SpA                                58,793
                                                                   22,588   Mediobanca SpA                                   445,807
                                                                   17,230   Mediolanum SpA                                   118,595
                                                                                                                          ----------
                                                                                                                             623,195
                                                                                                                          ----------
                   COMMERCIAL BANKS - 1.0%                          7,027   Banca Antonveneta SpA                            221,884
                                                                  132,677   Banca Intesa SpA                                 620,171
                                                                   36,404   Banca Intesa SpA (RNC)                           158,927
                                                                   52,096   Banca Monte dei Paschi di Siena SpA              232,144
                                                                   85,292   Banca Nazionale del Lavoro SpA (a)               274,562
                                                                   16,065   Banca Popolare di Milano Scrl                    165,118
                                                                   16,381   Banche Popolari Unite Scrl                       333,573
                                                                   13,238   Banco Popolare di Verona e Novara Scrl           250,514
                                                                   72,957   Capitalia SpA                                    400,220
                                                                   53,193   Sanpaolo IMI SpA                                 828,842
                                                                  179,778   UniCredito Italiano SpA                        1,016,552
                                                                                                                          ----------
                                                                                                                           4,502,507
                                                                                                                          ----------
                   CONSTRUCTION MATERIALS - 0.0%                    5,565   Italcementi SpA                                   87,357
                                                                                                                          ----------
                   DIVERSIFIED FINANCIAL SERVICES - 0.0%            4,347   FinecoGroup SpA                                   39,595
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -       444,028   Telecom Italia SpA                             1,448,633
                   0.5%                                           258,085   Telecom Italia SpA (RNC)                         720,334
                                                                                                                          ----------
                                                                                                                           2,168,967
                                                                                                                          ----------
                   ELECTRIC UTILITIES - 0.3%                      167,101   Enel SpA                                       1,443,697
                                                                   21,454   Terna SpA                                         55,534
                                                                                                                          ----------
                                                                                                                           1,499,231
                                                                                                                          ----------
                   GAS UTILITIES - 0.0%                            45,149   Snam Rete Gas SpA                                264,276
                                                                                                                          ----------
                   HOTELS, RESTAURANTS & LEISURE - 0.0%             4,473   Autogrill SpA                                     63,312
                                                                                                                          ----------
                   INDEPENDENT POWER PRODUCERS & ENERGY
                   TRADERS - 0.0%                                  16,589   Edison SpA (a)                                    37,101
                                                                                                                          ----------
                   INDUSTRIAL CONGLOMERATES - 0.0%                119,974   Pirelli & C SpA                                  127,650
                                                                                                                          ----------
                   INSURANCE - 0.4%                                23,052   Alleanza Assicurazioni SpA                       285,402
                                                                   40,590   Assicurazioni Generali SpA                     1,284,113
                                                                   16,268   Riunione Adriatica di Sicurta SpA                371,322
                                                                                                                          ----------
                                                                                                                           1,940,837
                                                                                                                          ----------
                   INTERNET SOFTWARE & SERVICES - 0.0%             47,194   Telecom Italia Media SpA (a)                      31,010
                                                                    2,170   Tiscali SpA (a)                                    7,527
                                                                                                                          ----------
                                                                                                                              38,537
                                                                                                                          ----------
                   MEDIA - 0.1%                                     5,198   Arnoldo Mondadori Editore SpA                     52,235
                                                                   13,547   Gruppo Editoriale L'Espresso SpA                  76,863
                                                                   26,201   Mediaset SpA                                     310,995
                                                                  171,874   Seat Pagine Gialle SpA (a)                        85,084
                                                                                                                          ----------
                                                                                                                             525,177
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   MULTILINE RETAIL - 0.0%                          5,245   Rinascente SpA (a)                           $     3,162
                                                                    5,245   Rozzano                                                0
                                                                                                                         -----------
                                                                                                                               3,162
                                                                                                                         -----------
                   OIL, GAS & CONSUMABLE FUELS - 0.7%             101,171   ENI SpA                                        3,014,040
                                                                    1,875   ENI SpA (b)                                      277,688
                                                                                                                         -----------
                                                                                                                           3,291,728
                                                                                                                         -----------
                   TEXTILES, APPAREL & LUXURY GOODS - 0.1%          5,296   Benetton Group SpA                                56,955
                                                                    9,894   Bulgari SpA                                      111,617
                                                                    4,858   Luxottica Group SpA                              121,182
                                                                                                                         -----------
                                                                                                                             289,754
                                                                                                                         -----------
                   TRANSPORTATION INFRASTRUCTURE - 0.1%            17,309   Autostrade SpA                                   446,170
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN ITALY                  16,606,663
                                                                                                                         -----------

JAPAN - 21.7%      AIR FREIGHT & LOGISTICS - 0.1%                  23,000   Yamato Transport Co., Ltd.                       378,666
                                                                                                                         -----------
                   AIRLINES - 0.0%                                 28,000   Japan Airlines Corp.                              74,360
                                                                                                                         -----------
                   AUTO COMPONENTS - 0.5%                           9,900   Aisin Seiki Co., Ltd.                            281,260
                                                                   26,000   Bridgestone Corp.                                557,438
                                                                   20,600   Denso Corp.                                      597,971
                                                                    1,000   NGK Spark Plug Co., Ltd.                          14,514
                                                                    7,000   NOK Corp.                                        208,752
                                                                   29,000   Sanden Corp.                                     132,028
                                                                    7,000   Stanley Electric Co., Ltd.                       106,167
                                                                    1,000   Toyoda Gosei Co., Ltd.                            19,058
                                                                    8,000   Toyota Industries Corp.                          266,102
                                                                                                                         -----------
                                                                                                                           2,183,290
                                                                                                                         -----------
                   AUTOMOBILES - 1.9%                              32,400   Honda Motor Co., Ltd.                          1,835,257
                                                                   89,500   Nissan Motor Co., Ltd.                         1,023,399
                                                                  126,200   Toyota Motor Corp.                             5,790,012
                                                                    9,000   Yamaha Motor Co., Ltd.                           186,210
                                                                                                                         -----------
                                                                                                                           8,834,878
                                                                                                                         -----------
                   BEVERAGES - 0.1%                                 9,000   Asahi Breweries Ltd.                             114,108
                                                                   25,000   Kirin Brewery Co., Ltd.                          275,719
                                                                   27,000   Sapporo Holdings Ltd.                            141,742
                                                                   13,000   Takara Holdings, Inc.                             82,010
                                                                                                                         -----------
                                                                                                                             613,579
                                                                                                                         -----------
                   BUILDING PRODUCTS - 0.3%                        36,000   Asahi Glass Co., Ltd.                            378,295
                                                                    2,000   Central Glass Co., Ltd.                           11,505
                                                                   12,000   Daikin Industries Ltd.                           321,863
                                                                   11,000   JS Group Corp.                                   187,604
                                                                   24,000   Nippon Sheet Glass Co., Ltd.                     108,205
                                                                   30,000   Sanwa Shutter Corp.                              180,519
                                                                    9,000   Toto Ltd.                                         71,466
                                                                                                                         -----------
                                                                                                                           1,259,457
                                                                                                                         -----------
                   CAPITAL MARKETS - 0.5%                          43,000   Daiwa Securities Group, Inc.                     336,518
                                                                    1,100   Jafco Co., Ltd.                                   72,110
                                                                   28,000   Nikko Cordial Corp.                              324,369
                                                                   90,000   Nomura Holdings, Inc.                          1,398,359
                                                                                                                         -----------
                                                                                                                           2,131,356
                                                                                                                         -----------
                   CHEMICALS - 1.0%                                53,000   Asahi Kasei Corp.                                289,924
                                                                    3,000   Daicel Chemical Industries Ltd.                   19,455
                                                                   30,000   Dainippon Ink and Chemicals, Inc.                 98,729
                                                                    3,000   Denki Kagaku Kogyo Kabushiki Kaisha               10,826
                                                                    2,500   Hitachi Chemical Co., Ltd.                        52,276

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                                                                   63,000   Ishihara Sangyo Kaisha Ltd.                  $   132,848
                                                                    4,000   JSR Corp.                                         83,289
                                                                   13,000   Kaneka Corp.                                     169,869
                                                                   25,000   Kuraray Co., Ltd.                                221,899
                                                                   42,000   Mitsubishi Chemical Corp.                        142,126
                                                                   18,000   Mitsubishi Gas Chemical Co., Inc.                120,381
                                                                   49,000   Mitsubishi Rayon Co., Ltd.                       219,622
                                                                   13,000   Mitsui Chemicals, Inc.                            76,848
                                                                   31,000   Nippon Kayaku Co., Ltd.                          243,700
                                                                   12,000   Nissan Chemical Industries Ltd.                  150,662
                                                                    7,910   Nitto Denko Corp.                                445,958
                                                                   19,500   Shin-Etsu Chemical Co., Ltd.                     851,641
                                                                   18,000   Showa Denko KK                                    57,650
                                                                   14,000   Sumitomo Bakelite Co., Ltd.                       96,100
                                                                   54,000   Sumitomo Chemical Co., Ltd.                      334,463
                                                                   52,000   Teijin Ltd.                                      303,723
                                                                   49,000   Toray Industries, Inc.                           261,126
                                                                   38,000   Tosoh Corp.                                      161,938
                                                                   57,000   Ube Industries Ltd.                              153,891
                                                                                                                         -----------
                                                                                                                           4,698,944
                                                                                                                         -----------
                   COMMERCIAL BANKS - 2.5%                         12,000   The 77 Bank Ltd.                                  88,301
                                                                   31,000   The Bank of Fukuoka Ltd.                         223,734
                                                                   41,000   The Bank of Yokohama Ltd.                        312,908
                                                                   31,000   The Chiba Bank Ltd.                              252,453
                                                                   13,000   The Gunma Bank Ltd.                               83,501
                                                                   46,000   Hokuhoku Financial Group, Inc.                   173,707
                                                                   23,000   The Joyo Bank Ltd.                               140,427
                                                                      202   Mitsubishi Tokyo Financial Group, Inc.         2,655,550
                                                                   23,000   Mitsui Trust Holdings, Inc.                      319,005
                                                                      367   Mizuho Financial Group, Inc.                   2,337,868
                                                                      223   Resona Holdings, Inc. (a)                        576,487
                                                                   69,000   Shinsei Bank Ltd.                                435,283
                                                                   26,000   The Shizuoka Bank Ltd.                           268,167
                                                                      189   Sumitomo Mitsui Financial Group, Inc.          1,784,277
                                                                   48,000   The Sumitomo Trust & Banking Co., Ltd.           395,553
                                                                    4,000   Suruga Bank Ltd.                                  44,115
                                                                      176   UFJ Holdings, Inc.                             1,434,523
                                                                                                                         -----------
                                                                                                                          11,525,859
                                                                                                                         -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.3%           26,000   Dai Nippon Printing Co., Ltd.                    419,799
                                                                    5,000   Kokuyo Co., Ltd.                                  69,172
                                                                      500   Meitec Corp.                                      16,014
                                                                   12,000   Secom Co., Ltd.                                  578,084
                                                                   15,000   Toppan Printing Co., Ltd.                        158,417
                                                                                                                         -----------
                                                                                                                           1,241,486
                                                                                                                         -----------
                   COMMUNICATIONS EQUIPMENT - 0.0%                  8,000   Uniden Corp.                                     117,311
                                                                                                                         -----------
                   COMPUTERS & PERIPHERALS - 0.4%                  84,000   Fujitsu Ltd.                                     554,367
                                                                   13,000   Mitsumi Electric Company, Ltd.                   132,133
                                                                   84,000   NEC Corp.                                        455,797
                                                                    4,300   Seiko Epson Corp.                                110,782
                                                                  151,000   Toshiba Corp.                                    666,137
                                                                                                                         -----------
                                                                                                                           1,919,216
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   CONSTRUCTION & ENGINEERING - 0.4%                9,457   COMSYS Holdings Corp.                         $  109,639
                                                                   15,000   Chiyoda Corp.                                    276,601
                                                                   16,000   JGC Corp.                                        292,924
                                                                   46,000   Kajima Corp.                                     219,164
                                                                    9,000   Kinden Corp.                                      77,819
                                                                   41,000   Nishimatsu Construction Co., Ltd.                171,828
                                                                   25,000   Obayashi Corp.                                   172,931
                                                                   15,000   Okumura Corp.                                     91,980
                                                                   16,000   Shimizu Corp.                                    104,888
                                                                   54,000   Taisei Corp.                                     222,499
                                                                    3,000   Toda Corp.                                        15,167
                                                                                                                          ----------
                                                                                                                           1,755,440
                                                                                                                          ----------
                   CONSTRUCTION MATERIALS - 0.1%                   34,000   Sumitomo Osaka Cement Co., Ltd.                  108,594
                                                                   47,000   Taiheiyo Cement Corp.                            175,825
                                                                                                                          ----------
                                                                                                                            284,419
                                                                                                                          ----------
                   CONSUMER FINANCE - 0.5%                          3,100   Acom Co., Ltd.                                   225,375
                                                                      500   Aeon Credit Service Co., Ltd.                     36,395
                                                                    2,750   Aiful Corp.                                      230,744
                                                                    8,200   Credit Saison Co., Ltd.                          360,296
                                                                    4,100   ORIX Corp.                                       741,574
                                                                    3,550   Promise Co., Ltd.                                263,415
                                                                    5,620   Takefuji Corp.                                   438,830
                                                                                                                          ----------
                                                                                                                           2,296,629
                                                                                                                          ----------
                   CONTAINERS & PACKAGING - 0.0%                    5,000   Toyo Seikan Kaisha Ltd.                           74,378
                                                                                                                          ----------
                   DIVERSIFIED CONSUMER SERVICES - 0.0%             2,000   Benesse Corp.                                     75,349
                                                                                                                          ----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.3%                                               239   Nippon Telegraph & Telephone Corp.             1,176,654
                                                                                                                          ----------
                   ELECTRIC UTILITIES - 0.8%                       26,500   Chubu Electric Power Co., Inc.                   647,653
                                                                    6,000   Hokkaido Electric Power Co., Inc.                127,845
                                                                   28,200   The Kansai Electric Power Co., Inc.              623,266
                                                                   16,400   Kyushu Electric Power Co., Inc.                  365,361
                                                                   17,600   Tohoku Electric Power Co., Inc.                  392,095
                                                                   57,300   The Tokyo Electric Power Co., Inc.             1,450,953
                                                                                                                          ----------
                                                                                                                           3,607,173
                                                                                                                          ----------
                   ELECTRICAL EQUIPMENT - 0.3%                     21,000   Fujikura Ltd.                                    128,957
                                                                   30,000   Furukawa Electric Co., Ltd.                      152,197
                                                                   13,873   Matsushita Electric Works Ltd.                   138,069
                                                                   68,000   Mitsubishi Electric Corp.                        436,174
                                                                   29,000   Sumitomo Electric Industries Ltd.                391,477
                                                                    3,000   Ushio, Inc.                                       61,011
                                                                                                                          ----------
                                                                                                                           1,307,885
                                                                                                                          ----------
                   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%       12,000   Alps Electric Co., Ltd.                          195,130
                                                                   19,000   Anritsu Corp.                                    102,762
                                                                    4,000   Citizen Watch Co., Ltd.                           32,645
                                                                   15,000   Dainippon Screen Manufacturing Co., Ltd.          98,068
                                                                    1,500   Hirose Electric Co., Ltd.                        175,093
                                                                  129,000   Hitachi Ltd.                                     818,343
                                                                    4,200   Hoya Corp.                                       139,704
                                                                   12,600   Hoya Corp. (a)                                   429,116
                                                                    1,000   Keyence Corp.                                    251,809
                                                                    8,900   Kyocera Corp.                                    620,346
                                                                    1,200   Mabuchi Motor Co., Ltd.                           59,291

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                                                                    8,400   Murata Manufacturing Co., Ltd.                $  469,137
                                                                    1,900   Nidec Corp.                                      113,155
                                                                   33,000   Oki Electric Industry Co., Ltd.                  112,388
                                                                   10,000   Omron Corp.                                      243,956
                                                                    6,200   TDK Corp.                                        442,545
                                                                    3,000   Yokogawa Electric Corp.                           46,903
                                                                                                                          ----------
                                                                                                                           4,350,391
                                                                                                                          ----------
                   FOOD & STAPLES RETAILING - 0.5%                 32,000   Aeon Co., Ltd.                                   643,727
                                                                    3,900   FamilyMart Co., Ltd.                             117,337
                                                                    2,400   Lawson, Inc.                                      90,630
                                                                    3,200   Matsumotokiyoshi Co., Ltd.                       104,182
                                                                   40,600   Seven & I Holdings Co., Ltd.                   1,346,886
                                                                    4,000   UNY Co., Ltd.                                     52,867
                                                                                                                          ----------
                                                                                                                           2,355,629
                                                                                                                          ----------
                   FOOD PRODUCTS - 0.2%                            32,000   Ajinomoto Co., Inc.                              337,110
                                                                    4,700   Ariake Japan Co., Ltd.                           107,610
                                                                    3,000   Kikkoman Corp.                                    28,851
                                                                   40,000   Nichirei Corp.                                   164,461
                                                                    2,000   Nippon Meat Packers, Inc.                         21,669
                                                                   12,100   Nisshin Seifun Group, Inc.                       117,755
                                                                    5,300   Nissin Food Products Co., Ltd.                   138,182
                                                                    3,000   Yakult Honsha Co., Ltd.                           76,098
                                                                    7,000   Yamazaki Baking Co., Ltd.                         61,391
                                                                                                                          ----------
                                                                                                                           1,053,127
                                                                                                                          ----------
                   GAS UTILITIES - 0.1%                            86,000   Osaka Gas Co., Ltd.                              301,235
                                                                   93,000   Tokyo Gas Co., Ltd.                              378,269
                                                                                                                          ----------
                                                                                                                             679,504
                                                                                                                          ----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%          6,000   Olympus Corp.                                    133,139
                                                                    5,600   Terumo Corp.                                     180,342
                                                                                                                          ----------
                                                                                                                             313,481
                                                                                                                          ----------
                   HEALTH CARE PROVIDERS & SERVICES - 0.0%            200   Nichii Gakkan Co.                                  4,888
                                                                    1,000   Suzuken Co., Ltd.                                 28,939
                                                                                                                          ----------
                                                                                                                              33,827
                                                                                                                          ----------
                   HOTELS, RESTAURANTS & LEISURE - 0.0%             1,900   Oriental Land Co., Ltd.                          108,797
                                                                    2,000   Skylark Co., Ltd.                                 29,522
                                                                                                                          ----------
                                                                                                                             138,319
                                                                                                                          ----------
                   HOUSEHOLD DURABLES - 1.0%                        2,000   Casio Computer Co., Ltd.                          29,098
                                                                    2,000   Daito Trust Construction Co., Ltd.                87,701
                                                                   13,000   Daiwa House Industry Co., Ltd.                   170,328
                                                                    1,000   Makita Corp.                                      20,293
                                                                   97,000   Matsushita Electric Industrial Co., Ltd.       1,645,765
                                                                   11,800   Pioneer Corp.                                    168,244
                                                                   41,000   Sanyo Electric Co., Ltd.                         101,288
                                                                   20,000   Sekisui Chemical Co., Ltd.                       142,756
                                                                   24,000   Sekisui House Ltd.                               294,547
                                                                   43,000   Sharp Corp.                                      623,716
                                                                   46,200   Sony Corp.                                     1,520,434
                                                                                                                          ----------
                                                                                                                           4,804,170
                                                                                                                          ----------
                   HOUSEHOLD PRODUCTS - 0.2%                       28,000   Kao Corp.                                        690,489
                                                                    2,400   Uni-Charm Corp.                                  103,759
                                                                                                                          ----------
                                                                                                                             794,248
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   IT SERVICES - 0.1%                               3,100   CSK Holdings Corp.                            $  136,757
                                                                      400   Itochu Techno-Science Corp.                       14,011
                                                                       47   NET One Systems Co., Ltd.                         92,474
                                                                       57   NTT Data Corp.                                   220,275
                                                                    1,500   Nomura Research Institute Ltd.                   173,372
                                                                      100   Obic Co., Ltd.                                    17,028
                                                                      400   TIS, Inc.                                          8,329
                                                                                                                          ----------
                                                                                                                             662,246
                                                                                                                          ----------
                   INDEPENDENT POWER PRODUCERS & ENERGY
                   TRADERS - 0.1%                                   7,800   Electric Power Development Co.                   260,826
                                                                                                                          ----------
                   INSURANCE - 0.6%                                    64   Millea Holdings, Inc.                          1,027,704
                                                                   70,000   Mitsui Sumitomo Insurance Co., Ltd.              811,541
                                                                   29,000   Sompo Japan Insurance, Inc.                      384,569
                                                                    7,250   T&D Holdings, Inc.                               432,416
                                                                                                                          ----------
                                                                                                                           2,656,230
                                                                                                                          ----------
                   INTERNET & CATALOG RETAIL - 0.0%                   130   Rakuten, Inc.                                     99,559
                                                                                                                          ----------
                   INTERNET SOFTWARE & SERVICES - 0.2%                201   eAccess Ltd.                                     151,628
                                                                   12,000   Softbank Corp.                                   667,020
                                                                      124   Yahoo! Japan Corp.                               147,697
                                                                      124   Yahoo! Japan Corp. (a)                           145,509
                                                                                                                          ----------
                                                                                                                           1,111,854
                                                                                                                          ----------
                   LEISURE EQUIPMENT & PRODUCTS - 0.3%             24,000   Fuji Photo Film Co., Ltd.                        791,953
                                                                   12,150   Namco Bandai Holdings, Inc.                      202,607
                                                                    6,000   Nikon Corp.                                       75,807
                                                                    1,400   Sankyo Co., Ltd. (Gunma)                          73,866
                                                                    2,732   Sega Sammy Holdings, Inc.                        106,060
                                                                    2,732   Sega Sammy Holdings, Inc. (a)                    107,988
                                                                    3,500   Shimano, Inc.                                     94,494
                                                                    6,600   Yamaha Corp.                                     114,426
                                                                                                                          ----------
                                                                                                                           1,567,201
                                                                                                                          ----------
                   MACHINERY - 0.8%                                20,000   Amada Co., Ltd.                                  159,696
                                                                   15,000   Amano Corp.                                      232,927
                                                                   22,000   Ebara Corp.                                       93,753
                                                                    8,200   Fanuc Ltd.                                       664,161
                                                                    5,000   Hino Motors Ltd.                                  33,969
                                                                   92,000   Ishikawajima-Harima Heavy Industries Co.,
                                                                            Ltd.                                             185,883
                                                                   26,000   Kawasaki Heavy Industries Ltd.                    65,837
                                                                   39,000   Komatsu Ltd.                                     531,975
                                                                    8,000   Koyo Seiko Co., Ltd. (f)                         120,840
                                                                   47,000   Kubota Corp.                                     325,940
                                                                    3,000   Kurita Water Industries Ltd.                      54,526
                                                                   25,000   Minebea Co., Ltd.                                103,229
                                                                  101,000   Mitsubishi Heavy Industries Ltd.                 358,232
                                                                   50,000   Mitsui Engineering & Shipbuilding Co., Ltd.      119,111
                                                                    3,000   NGK Insulators Ltd.                               38,195
                                                                   14,000   NSK Ltd.                                          77,325
                                                                   15,000   NTN Corp.                                         89,862
                                                                    1,900   Nidec Corp.                                      111,814
                                                                    1,400   SMC Corp.                                        186,642
                                                                   32,000   Sumitomo Heavy Industries Ltd.                   227,281
                                                                    3,700   THK Co., Ltd.                                     92,386
                                                                    9,000   Takuma Co., Ltd.                                  71,228
                                                                                                                          ----------
                                                                                                                           3,944,812
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   MARINE - 0.2%                                   29,000   Kawasaki Kisen Kaisha Ltd.                    $  209,555
                                                                   50,000   Mitsui OSK Lines Ltd.                            400,124
                                                                   49,000   Nippon Yusen Kabushiki Kaisha                    329,001
                                                                                                                          ----------
                                                                                                                             938,680
                                                                                                                          ----------
                   MEDIA - 0.1%                                       600   Asatsu-DK, Inc.                                   18,740
                                                                       33   Dentsu, Inc.                                      93,753
                                                                       64   Fuji Television Network, Inc.                    143,427
                                                                    5,000   Toho Co., Ltd.                                    79,407
                                                                    4,000   Tokyo Broadcasting System, Inc.                   92,995
                                                                                                                          ----------
                                                                                                                             428,322
                                                                                                                          ----------
                   METALS & MINING - 0.8%                          40,000   Daido Steel Co., Ltd.                            257,632
                                                                    7,000   Dowa Mining Co., Ltd.                             58,797
                                                                   27,600   JFE Holdings, Inc.                               898,571
                                                                   54,000   Kobe Steel Ltd.                                  164,373
                                                                   10,000   Mitsubishi Materials Corp.                        35,380
                                                                   22,000   Mitsui Mining & Smelting Co., Ltd.               127,916
                                                                  323,000   Nippon Steel Corp.                             1,214,029
                                                                   40,000   Nisshin Steel Co., Ltd.                          138,345
                                                                  208,000   Sumitomo Metal Industries Ltd.                   730,404
                                                                   32,000   Sumitomo Metal Mining Co., Ltd.                  297,018
                                                                                                                          ----------
                                                                                                                           3,922,465
                                                                                                                          ----------
                   MULTILINE RETAIL - 0.1%                          9,000   Daimaru, Inc.                                    106,088
                                                                    6,000   Hankyu Department Stores                          47,380
                                                                    1,000   Isetan Co., Ltd.                                  15,952
                                                                    7,000   Marui Co., Ltd.                                  118,396
                                                                   16,000   Mitsukoshi Ltd.                                   77,501
                                                                    1,800   Ryohin Keikaku Co., Ltd.                         116,093
                                                                    4,000   Takashimaya Co., Ltd.                             51,032
                                                                                                                          ----------
                                                                                                                             532,442
                                                                                                                          ----------
                   OFFICE ELECTRONICS - 0.5%                       31,900   Canon, Inc.                                    1,725,313
                                                                   26,000   Konica Minolta Holdings, Inc.                    236,739
                                                                   37,000   Ricoh Co., Ltd.                                  578,798
                                                                                                                          ----------
                                                                                                                           2,540,850
                                                                                                                          ----------
                   OIL, GAS & CONSUMABLE FUELS - 0.2%              21,000   Nippon Mining Holdings, Inc.                     166,755
                                                                   66,000   Nippon Oil Corp.                                 585,230
                                                                    6,000   Showa Shell Sekiyu KK                             82,266
                                                                   17,000   Teikoku Oil Co., Ltd.                            183,739
                                                                   10,000   TonenGeneral Sekiyu KK                           116,464
                                                                                                                          ----------
                                                                                                                           1,134,454
                                                                                                                          ----------
                   PAPER & FOREST PRODUCTS - 0.1%                      39   Nippon Paper Group, Inc.                         141,424
                                                                   31,000   OJI Paper Co., Ltd.                              169,578
                                                                                                                          ----------
                                                                                                                             311,002
                                                                                                                          ----------
                   PERSONAL PRODUCTS - 0.1%                         6,100   Aderans Co., Ltd.                                166,843
                                                                   10,000   Shiseido Co., Ltd.                               144,344
                                                                                                                          ----------
                                                                                                                             311,187
                                                                                                                          ----------
                   PHARMACEUTICALS - 1.2%                          27,600   Astellas Pharma Inc.                           1,039,809
                                                                   17,300   Chugai Pharmaceutical Co., Ltd.                  330,461
                                                                   31,442   Daiichi Sankyo Co. Ltd.                          644,983
                                                                   10,000   Eisai Co., Ltd.                                  427,916
                                                                   11,000   Kaken Pharmaceutical Co., Ltd.                    81,913

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                                                                   11,000   Kyowa Hakko Kogyo Co., Ltd.                   $   85,504
                                                                    5,500   Santen Pharmaceutical Co., Ltd.                  142,425
                                                                   18,000   Shionogi & Co., Ltd.                             245,368
                                                                    7,000   Taisho Pharmaceutical Co., Ltd.                  126,301
                                                                   38,000   Takeda Pharmaceutical Co., Ltd.                2,266,455
                                                                                                                          ----------
                                                                                                                           5,391,135
                                                                                                                          ----------
                   REAL ESTATE - 0.6%                                  27   Japan Prime Realty Investment Corp.               76,945
                                                                       14   Japan Real Estate Investment Corp. (f)           113,023
                                                                       13   Japan Retail Fund Investment Corp.               105,064
                                                                    2,300   Leopalace21 Corp.                                 55,603
                                                                   54,000   Mitsubishi Estate Co., Ltd.                      742,298
                                                                   41,000   Mitsui Fudosan Co., Ltd.                         617,496
                                                                       16   Nippon Building Fund, Inc.                       136,792
                                                                       24   Nomura Real Estate Office Fund, Inc.             177,025
                                                                   24,000   Sumitomo Realty & Development Co., Ltd.          356,167
                                                                   24,000   Tokyo Tatemono Co., Ltd.                         195,659
                                                                   26,000   Tokyu Land Corp.                                 168,149
                                                                                                                          ----------
                                                                                                                           2,744,221
                                                                                                                          ----------
                   ROAD & RAIL - 0.7%                                  75   Central Japan Railway Co.                        584,966
                                                                      175   East Japan Railway Co.                         1,000,529
                                                                   15,000   Keihin Electric Express Railway Co., Ltd.         94,362
                                                                   19,000   Keio Electric Railway Co., Ltd.                  104,941
                                                                   38,000   Keisei Electric Railway Co., Ltd.                208,876
                                                                   72,000   Kintetsu Corp. (f)                               243,939
                                                                   37,000   Nippon Express Co., Ltd.                         182,813
                                                                   25,000   Odakyu Electric Railway Co., Ltd.                136,316
                                                                   42,000   Tobu Railway Co., Ltd.                           167,867
                                                                   41,000   Tokyu Corp.                                      217,770
                                                                       98   West Japan Railway Co.                           370,937
                                                                                                                          ----------
                                                                                                                           3,313,316
                                                                                                                          ----------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT         3,500   Advantest Corp.                                  271,749
                   - 0.3%                                           2,100   Elpida Memory, Inc. (a)                           61,514
                                                                    1,200   NEC Electronics Corp.                             40,021
                                                                    4,000   Rohm Co., Ltd.                                   347,627
                                                                    8,000   Sanken Electric Co., Ltd.                         91,971
                                                                    9,200   Tokyo Electron Ltd.                              489,465
                                                                                                                          ----------
                                                                                                                           1,302,347
                                                                                                                          ----------
                   SOFTWARE - 0.2%                                  4,400   Fuji Soft ABC, Inc.                              115,299
                                                                    7,300   Hitachi Software Engineering Co., Ltd.           117,287
                                                                    3,600   Konami Corp.                                      81,154
                                                                    5,400   Nintendo Co., Ltd.                               630,810
                                                                      900   Oracle Corp. Japan                                39,704
                                                                    5,500   Trend Micro, Inc.                                174,210
                                                                                                                          ----------
                                                                                                                           1,158,464
                                                                                                                          ----------
                   SPECIALTY RETAIL - 0.2%                          2,800   Aoyama Trading Co., Ltd.                          79,054
                                                                    4,500   Autobacs Seven Co., Ltd.                         175,887
                                                                    3,500   Fast Retailing Co., Ltd.                         265,881
                                                                      600   Shimachu Co., Ltd.                                15,299
                                                                      600   Shimamura Co., Ltd.                               66,596
                                                                      700   USS Co., Ltd.                                     49,779
                                                                    4,200   Yamada Denki Co., Ltd.                           319,799
                                                                                                                          ----------
                                                                                                                             972,295
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   TEXTILES, APPAREL & LUXURY GOODS - 0.1%         36,000   Gunze Ltd.                                  $    181,366
                                                                    1,000   Nisshinbo Industries, Inc.                         8,682
                                                                    8,000   Onward Kashiyama Co., Ltd.                       127,051
                                                                    2,000   Toyobo Co., Ltd.                                   4,941
                                                                    5,000   Wacoal  Holdings Corp.                            66,217
                                                                                                                        ------------
                                                                                                                             388,257
                                                                                                                        ------------
                   TOBACCO - 0.2%                                      49   Japan Tobacco, Inc.                              773,866
                                                                                                                        ------------
                   TRADING COMPANIES & DISTRIBUTORS - 0.6%         53,000   Itochu Corp.                                     365,211
                                                                   80,000   Marubeni Corp.                                   372,684
                                                                   58,000   Mitsubishi Corp.                               1,146,286
                                                                   47,000   Mitsui & Co., Ltd.                               589,262
                                                                   23,100   Sojitz Corp. (a)                                 131,866
                                                                   38,000   Sumitomo Corp.                                   401,659
                                                                                                                        ------------
                                                                                                                           3,006,968
                                                                                                                        ------------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%             2,000   Kamigumi Co., Ltd.                                15,970
                                                                    8,000   Mitsubishi Logistics Corp.                        94,512
                                                                                                                        ------------
                                                                                                                             110,482
                                                                                                                        ------------
                   WIRELESS TELECOMMUNICATION SERVICES - 0.4%         115   KDDI Corp.                                       649,374
                                                                      685   NTT DoCoMo, Inc.                               1,220,840
                                                                                                                        ------------
                                                                                                                           1,870,214
                                                                                                                        ------------
                                                                            TOTAL COMMON STOCKS IN JAPAN                 101,532,720
                                                                                                                        ------------

NETHERLANDS -
3.1%               AIR FREIGHT & LOGISTICS - 0.1%                  18,370   TNT NV                                           457,794
                                                                                                                        ------------
                   BEVERAGES - 0.1%                                11,714   Heineken NV                                      377,224
                                                                                                                        ------------
                   CHEMICALS - 0.2%                                11,211   Akzo Nobel NV                                    490,244
                                                                   10,240   DSM NV                                           403,585
                                                                                                                        ------------
                                                                                                                             893,829
                                                                                                                        ------------
                   COMMERCIAL BANKS - 0.4%                         82,104   ABN AMRO Holding NV                            1,972,840
                                                                                                                        ------------
                   COMMERCIAL SERVICES & SUPPLIES - 0.0%            1,086   Randstad Holdings NV                              41,820
                                                                    7,896   Vedior NV                                        112,334
                                                                                                                        ------------
                                                                                                                             154,154
                                                                                                                        ------------
                   DIVERSIFIED FINANCIAL SERVICES - 0.6%            6,281   Euronext NV                                      277,311
                                                                   81,060   ING Groep NV CVA                               2,421,744
                                                                                                                        ------------
                                                                                                                           2,699,055
                                                                                                                        ------------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.2%                                           105,076   Royal KPN NV                                     945,067
                                                                                                                        ------------
                   ENERGY EQUIPMENT & SERVICES - 0.0%                 228   IHC Caland NV                                     19,077
                                                                                                                        ------------
                   FOOD & STAPLES RETAILING - 0.1%                 70,445   Koninklijke Ahold NV (a)                         534,221
                                                                                                                        ------------
                   FOOD PRODUCTS - 0.5%                             6,433   Royal Numico NV (a)                              282,393
                                                                   27,472   Unilever NV                                    1,959,139
                                                                                                                        ------------
                                                                                                                           2,241,532
                                                                                                                        ------------
                   HOUSEHOLD DURABLES - 0.4%                       61,680   Koninklijke Philips Electronics NV             1,644,195
                                                                                                                        ------------
                   IT SERVICES - 0.0%                               3,377   Getronics NV                                      41,448
                                                                                                                        ------------
                   INSURANCE - 0.2%                                60,535   Aegon NV                                         901,351
                                                                                                                        ------------
                   MEDIA - 0.2%                                    39,460   Reed Elsevier NV                                 546,159
                                                                   10,501   VNU NV                                           331,072
                                                                    8,647   Wolters Kluwer NV                                161,383
                                                                                                                        ------------
                                                                                                                           1,038,614
                                                                                                                        ------------
                   OFFICE ELECTRONICS - 0.0%                          194   OCE NV                                             3,048
                                                                                                                        ------------
                   REAL ESTATE - 0.0%                               1,655   Corio NV                                          96,375
                                                                    1,648   Rodamco Europe NV                                142,859
                                                                      332   Wereldhave NV                                     35,284
                                                                                                                        ------------
                                                                                                                             274,518
                                                                                                                        ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -
                   0.1%                                            24,471   ASML Holding NV (a)                          $   403,016
                                                                                                                         -----------
                   TRADING COMPANIES & DISTRIBUTORS - 0.0%         30,280   Hagemeyer NV (a)                                  89,442
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN THE NETHERLANDS        14,690,425
                                                                                                                         -----------

NEW ZEALAND -
0.2%               COMMERCIAL SERVICES & SUPPLIES - 0.0%           23,708   Waste Management NZ Ltd.                         100,936
                                                                                                                         -----------
                   CONSTRUCTION MATERIALS - 0.0%                   20,926   Fletcher Building Ltd.                           114,920
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                            68,034   Telecom Corp. of New Zealand Ltd.                283,992
                                                                                                                         -----------
                   ELECTRIC UTILITIES - 0.0%                       22,289   Contact Energy Ltd.                              117,459
                                                                                                                         -----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%         45,575   Fisher & Paykel Healthcare Corp.                 117,874
                                                                                                                         -----------
                   HOUSEHOLD DURABLES - 0.0%                       30,232   Fisher & Paykel Appliances Holdings Ltd.          73,999
                                                                                                                         -----------
                   INSURANCE - 0.0%                                 9,996   Tower Ltd. (a)                                    16,011
                                                                                                                         -----------
                   MULTILINE RETAIL - 0.0%                         16,257   Warehouse Group Ltd.                              43,963
                                                                                                                         -----------
                   PAPER & FOREST PRODUCTS - 0.0%                   5,644   Carter Holt Harvey Ltd.                            9,862
                                                                        1   Tenon Ltd.                                             3
                                                                                                                         -----------
                                                                                                                               9,865
                                                                                                                         -----------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%            64,800   Auckland International Airport Ltd.              102,446
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN NEW ZEALAND               981,465
                                                                                                                         -----------

NORWAY - 0.8%      AIRLINES - 0.0%                                  2,392   SAS AB (a)                                        26,031
                                                                                                                         -----------
                   CHEMICALS - 0.0%                                 8,336   Yara International ASA                           151,086
                                                                                                                         -----------
                   COMMERCIAL BANKS - 0.1%                         19,915   DNB NOR ASA                                      206,039
                                                                                                                         -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.0%            2,598   Tomra Systems ASA                                 18,556
                                                                                                                         -----------
                   COMMUNICATIONS EQUIPMENT - 0.0%                  9,463   Tandberg ASA                                     126,912
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                            15,995   Telenor ASA                                      143,419
                                                                    8,900   Telenor ASA (b)                                  239,855
                                                                                                                         -----------
                                                                                                                             383,274
                                                                                                                         -----------
                   ENERGY EQUIPMENT & SERVICES - 0.1%               3,691   Smedvig ASA Class A (f)                           90,800
                                                                    7,800   Stolt Offshore SA (a)                             90,561
                                                                                                                         -----------
                                                                                                                             181,361
                                                                                                                         -----------
                   FOOD PRODUCTS - 0.1%                             8,570   Orkla ASA                                        326,417
                                                                                                                         -----------
                   INSURANCE - 0.0%                                 8,611   Storebrand ASA                                    84,469
                                                                                                                         -----------
                   MEDIA - 0.0%                                     3,568   Schibsted ASA                                    111,290
                                                                                                                         -----------
                   OIL, GAS & CONSUMABLE FUELS - 0.4%               3,444   Frontline Ltd.                                   153,611
                                                                    7,859   Norsk Hydro ASA                                  882,953
                                                                   37,653   Statoil ASA                                      937,819
                                                                                                                         -----------
                                                                                                                           1,974,383
                                                                                                                         -----------
                   PAPER & FOREST PRODUCTS - 0.0%                   3,089   Norske Skogindustrier ASA                         45,807
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN NORWAY                  3,635,625
                                                                                                                         -----------

PORTUGAL - 0.3%    COMMERCIAL BANKS - 0.1%                         25,668   Banco BPI SA                                     114,502
                                                                   88,715   Banco Comercial Portugues SA Registered
                                                                            Shares                                           247,075
                                                                    6,793   Banco Espirito Santo SA Registered Shares        108,845
                                                                                                                         -----------
                                                                                                                             470,422
                                                                                                                         -----------
                   CONSTRUCTION MATERIALS - 0.0%                   15,305   Cimpor Cimentos de Portugal SA                    84,697
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -        31,051   Portugal Telecom SGPS SA Registered
                   0.1%                                                     Shares                                           284,518
                                                                                                                         -----------
                   ELECTRIC UTILITIES - 0.1%                       57,220   Energias de Portugal SA (f)                      160,050
                                                                                                                         -----------
                   FOOD & STAPLES RETAILING - 0.0%                  4,098   Jeronimo Martins                                  59,289
                                                                                                                         -----------
                   INDUSTRIAL CONGLOMERATES - 0.0%                 38,364   Sonae SGPS SA                                     65,680
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   MEDIA - 0.0%                                     4,230   PT Multimedia Servicos de
                                                                            Telecomunicacoes e Multimedia SGPS SA       $     44,879
                                                                                                                        ------------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%             7,477   Brisa-Auto Estradas de Portugal SA
                                                                            Private Shares                                    64,815
                                                                                                                        ------------
                                                                            TOTAL COMMON STOCKS IN PORTUGAL                1,234,350
                                                                                                                        ------------

SINGAPORE - 0.8%   AEROSPACE & DEFENSE - 0.0%                      56,213   Singapore Technologies Engineering Ltd.           84,511
                                                                                                                        ------------
                   AIR FREIGHT & LOGISTICS - 0.0%                 138,954   Singapore Post Ltd.                               99,517
                                                                                                                        ------------
                   AIRLINES - 0.1%                                 17,582   Singapore Airlines Ltd.                          120,717
                                                                                                                        ------------
                   COMMERCIAL BANKS - 0.3%                         58,109   DBS Group Holdings Ltd.                          543,428
                                                                   87,834   Oversea-Chinese Banking Corp.                    324,926
                                                                   64,572   United Overseas Bank Ltd.                        538,896
                                                                                                                        ------------
                                                                                                                           1,407,250
                                                                                                                        ------------
                   COMPUTERS & PERIPHERALS - 0.0%                   5,907   Creative Technology Ltd.                          43,704
                                                                                                                        ------------
                   DISTRIBUTORS - 0.0%                              3,331   Jardine Cycle & Carriage Ltd.                     21,885
                                                                                                                        ------------
                   DIVERSIFIED FINANCIAL SERVICES - 0.1%           82,000   Singapore Exchange Ltd.                          122,308
                                                                                                                        ------------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                           266,803   Singapore Telecommunications Ltd.                385,321
                                                                                                                        ------------
                   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%        5,000   Venture Corp. Ltd.                                42,912
                                                                                                                        ------------
                   HEALTH CARE PROVIDERS & SERVICES - 0.0%         83,000   Parkway Holdings Ltd.                            106,114
                                                                                                                        ------------
                   HOTELS, RESTAURANTS & LEISURE - 0.0%            29,535   City Developments Ltd.                           162,578
                                                                    2,631   Overseas Union Enterprise Ltd.                    14,872
                                                                                                                        ------------
                                                                                                                             177,450
                                                                                                                        ------------
                   INDUSTRIAL CONGLOMERATES - 0.1%                  3,836   Fraser and Neave Ltd.                             39,053
                                                                    1,766   Haw Par Corp. Ltd.                                 5,435
                                                                   41,914   Keppel Corp. Ltd.                                315,068
                                                                   22,704   SembCorp Industries Ltd.                          40,315
                                                                                                                        ------------
                                                                                                                             399,871
                                                                                                                        ------------
                   MACHINERY - 0.1%                               107,427   SembCorp Marine Ltd.                             190,119
                                                                                                                        ------------
                   MARINE - 0.0%                                   50,501   Cosco Corp. Singapore Ltd.                        75,923
                                                                                                                        ------------
                   MEDIA - 0.0%                                    36,116   Singapore Press Holdings Ltd.                     98,761
                                                                                                                        ------------
                   REAL ESTATE - 0.0%                             126,833   CapitaLand Ltd.                                  235,724
                                                                    6,457   United Overseas Land Ltd.                          8,943
                                                                                                                        ------------
                                                                                                                             244,667
                                                                                                                        ------------
                   ROAD & RAIL - 0.0%                             104,816   ComfortDelgro Corp. Ltd.                          93,059
                                                                                                                        ------------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -      89,002   Chartered Semiconductor Manufacturing
                   0.0%                                                     Ltd. (a)                                          60,581
                                                                    1,120   Chartered Semiconductor Manufacturing
                                                                            Ltd. (a)(b)                                        7,638
                                                                                                                        ------------
                                                                                                                              68,219
                                                                                                                        ------------
                   TRANSPORTATION INFRASTRUCTURE - 0.0%            36,085   SembCorp Logistics Ltd.                           35,241
                                                                                                                        ------------
                                                                            TOTAL COMMON STOCKS IN SINGAPORE               3,817,549
                                                                                                                        ------------

SOUTH AFRICA -     BEVERAGES - 0.1%
0.1%                                                               35,782   SABMiller Plc                                    695,687
                                                                                                                        ------------
                                                                            TOTAL COMMON STOCKS IN SOUTH AFRICA              695,687
                                                                                                                        ------------

SPAIN - 3.7%       AIRLINES - 0.0%                                 31,929   Iberia Lineas Aereas de Espana                    81,610
                                                                                                                        ------------
                   BIOTECHNOLOGY - 0.0%                            15,416   Zeltia SA (f)                                    112,075
                                                                                                                        ------------
                   COMMERCIAL BANKS - 1.4%                        144,754   Banco Bilbao Vizcaya Argentaria SA             2,546,280
                                                                   48,525   Banco Popular Espanol SA                         593,231
                                                                  252,454   Banco Santander Central Hispano SA             3,326,769
                                                                                                                        ------------
                                                                                                                           6,466,280
                                                                                                                        ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   CONSTRUCTION & ENGINEERING - 0.2%               13,307   ACS Actividades de Construccion y
                                                                            Servicios, SA                                $   389,056
                                                                      446   Acciona SA                                        51,218
                                                                    2,428   Fomento de Construcciones y Contratas SA         145,165
                                                                    3,360   Grupo Ferrovial SA                               280,530
                                                                    5,086   Sacyr Vallehermoso SA                            143,180
                                                                                                                         -----------
                                                                                                                           1,009,149
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -       196,290   Telefonica SA                                  3,223,262
                   0.7%                                             1,124   Telefonica SA (b)                                 55,436
                                                                                                                         -----------
                                                                                                                           3,278,698
                                                                                                                         -----------
                   ELECTRIC UTILITIES - 0.5%                       47,745   Endesa SA                                      1,281,942
                                                                   35,281   Iberdrola SA                                     988,972
                                                                    8,894   Union Fenosa SA                                  294,669
                                                                                                                         -----------
                                                                                                                           2,565,583
                                                                                                                         -----------
                   ELECTRICAL EQUIPMENT - 0.0%                      5,077   Gamesa Corp. Tecnologica SA                       78,227
                                                                                                                         -----------
                   GAS UTILITIES - 0.1%                             7,543   Gas Natural SDG SA                               220,080
                                                                                                                         -----------
                   HOTELS, RESTAURANTS & LEISURE - 0.0%             7,812   NH Hoteles SA                                    121,122
                                                                                                                         -----------
                   IT SERVICES - 0.1%                              11,782   Indra Sistemas SA                                259,240
                                                                                                                         -----------
                   INSURANCE - 0.0%                                 8,309   Corporacion Mapfre SA                            143,053
                                                                                                                         -----------
                   MEDIA - 0.1%                                     6,752   Antena 3 de Television SA                        122,759
                                                                      664   Sogecable SA (a)                                  26,002
                                                                   10,902   Telefonica Publicidad e Informacion, SA           94,374
                                                                                                                             243,135
                                                                                                                         -----------
                   METALS & MINING - 0.0%                          10,980   Acerinox SA                                      153,031
                                                                                                                         -----------
                   OIL, GAS & CONSUMABLE FUELS - 0.3%              41,133   Repsol YPF SA                                  1,336,997
                                                                                                                         -----------
                   REAL ESTATE - 0.0%                               1,852   Metrovacesa SA                                   136,763
                                                                                                                         -----------
                   SPECIALTY RETAIL - 0.1%                          7,341   Inditex SA                                       216,133
                                                                                                                         -----------
                   TOBACCO - 0.1%                                  15,199   Altadis SA                                       682,959
                                                                                                                         -----------
                   TRANSPORTATION INFRASTRUCTURE - 0.1%             6,724   Abertis Infraestructuras SA                      196,184
                                                                    6,800   Cintra Concesiones de Infraestructuras
                                                                            de Transporte SA                                  93,708
                                                                                                                         -----------
                                                                                                                             289,892
                                                                                                                         -----------
                   WATER UTILITIES - 0.0%                           3,530   Sociedad General de Aguas de Barcelona SA
                                                                            Class A                                           85,927
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN SPAIN                  17,479,954
                                                                                                                         -----------

SWEDEN - 2.2%      AIRLINES - 0.0%                                  1,680   SAS AB (a)                                        18,456
                                                                                                                         -----------
                   BUILDING PRODUCTS - 0.1%                        18,498   Assa Abloy AB B                                  262,050
                                                                                                                         -----------
                   COMMERCIAL BANKS - 0.4%                        103,373   Nordea Bank AB                                 1,036,465
                                                                   24,798   Skandinaviska Enskilda Banken AB Class A         455,565
                                                                   19,957   Svenska Handelsbanken Class A                    463,453
                                                                                                                         -----------
                                                                                                                           1,955,483
                                                                                                                         -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.1%           18,496   Securitas AB                                     287,147
                                                                                                                         -----------
                   COMMUNICATIONS EQUIPMENT - 0.5%                627,423   Telefonaktiebolaget LM Ericsson                2,297,167
                                                                    1,407   Telefonaktiebolaget LM Ericsson (b)               51,834
                                                                                                                         -----------
                                                                                                                           2,349,001
                                                                                                                         -----------
                   CONSTRUCTION & ENGINEERING - 0.1%               17,922   Skanska AB Class B                               265,484
                                                                                                                         -----------
                   DIVERSIFIED FINANCIAL SERVICES - 0.0%            1,010   OMX AB                                            12,511
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -        18,966   Tele2 AB                                         193,842
                   0.1%                                            53,260   TeliaSonera AB                                   253,568
                                                                                                                         -----------
                                                                                                                             447,410
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%          2,151   Getinge AB Class B                           $    29,776
                                                                                                                         -----------
                   HEALTH CARE PROVIDERS & SERVICES - 0.0%          4,167   Gambro AB Class A                                 63,344
                                                                    3,981   Gambro AB Class B                                 60,259
                                                                                                                         -----------
                                                                                                                             123,603
                                                                                                                         -----------
                   HOUSEHOLD DURABLES - 0.1%                       15,168   Electrolux AB Series B                           356,165
                                                                                                                         -----------
                   IT SERVICES - 0.0%                               4,275   WM-data AB Class B                                11,559
                                                                                                                         -----------
                   INSURANCE - 0.1%                                55,968   Skandia Forsakrings AB                           292,528
                                                                                                                         -----------
                   MACHINERY - 0.5%                                 5,967   Alfa Laval AB                                    108,848
                                                                   13,962   Atlas Copco AB Class A                           270,947
                                                                    8,016   Atlas Copco AB Class B                           138,966
                                                                   26,500   SKF AB Class B                                   346,269
                                                                   11,547   Sandvik AB                                       575,890
                                                                    3,295   Scania AB Class B                                119,360
                                                                    6,944   Trelleborg AB Class B                            116,339
                                                                    3,880   Volvo AB Class A                                 164,144
                                                                   12,629   Volvo AB Class B                                 551,428
                                                                                                                         -----------
                                                                                                                           2,392,191
                                                                                                                         -----------
                   MEDIA - 0.0%                                     5,496   Eniro AB                                          64,349
                                                                    2,810   Modern Times Group AB Class B (a)                106,154
                                                                                                                         -----------
                                                                                                                             170,503
                   PAPER & FOREST PRODUCTS - 0.1%                     277   Billerud AB                                        3,548
                                                                      945   Holmen AB Class B                                 29,709
                                                                   10,718   Svenska Cellulosa AB Class B                     376,469
                                                                                                                         -----------
                                                                                                                             409,726
                                                                                                                         -----------
                   SPECIALTY RETAIL - 0.1%                         19,602   Hennes & Mauritz AB B Shares                     701,199
                                                                                                                         -----------
                   TOBACCO - 0.0%                                  20,550   Swedish Match AB                                 245,923
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN SWEDEN                 10,330,715
                                                                                                                         -----------

SWITZERLAND -
6.4%               BIOTECHNOLOGY - 0.1%                               317   Serono SA                                        209,243
                                                                                                                         -----------
                   BUILDING PRODUCTS - 0.0%                            52   Geberit AG Registered Shares                      37,994
                                                                                                                         -----------
                   CAPITAL MARKETS - 1.5%                          54,704   Credit Suisse Group                            2,431,289
                                                                   51,180   UBS AG Registered Shares                       4,366,725
                                                                                                                         -----------
                                                                                                                           6,798,014
                                                                                                                         -----------
                   CHEMICALS - 0.2%                                 3,021   Ciba Specialty Chemicals AG Registered
                                                                            Shares                                           178,905
                                                                    8,553   Clariant AG                                      123,394
                                                                      156   Givaudan                                         100,309
                                                                    2,022   Lonza Group AG Registered Shares                 119,822
                                                                    5,199   Syngenta AG                                      546,414
                                                                                                                         -----------
                                                                                                                           1,068,844
                                                                                                                         -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.1%            4,254   Adecco SA Registered Shares                      195,006
                                                                      184   SGS SA                                           142,505
                                                                                                                         -----------
                                                                                                                             337,511
                                                                                                                         -----------
                   COMPUTERS & PERIPHERALS - 0.0%                   3,811   Logitech International SA (a)                    154,746
                                                                                                                         -----------
                   CONSTRUCTION MATERIALS - 0.1%                    7,295   Holcim Ltd.                                      486,333
                                                                                                                         -----------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -
                   0.1%                                             1,287   Swisscom AG                                      422,262
                                                                                                                         -----------
                   ELECTRICAL EQUIPMENT - 0.1%                     84,393   ABB Ltd. (a)                                     619,242
                                                                                                                         -----------
                   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%        2,023   Kudelski SA                                       80,104
                                                                                                                         -----------
                   FOOD PRODUCTS - 1.2%                            18,780   Nestle SA Registered Shares                    5,520,745
                                                                                                                         -----------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%            732   Nobel Biocare Holding AG                         173,170
                                                                    2,246   Phonak Holding AG Registered Shares               96,599
                                                                       88   Straumann Holding AG Registered Shares            23,668
                                                                    1,894   Synthes, Inc.                                    222,417
                                                                                                                         -----------
                                                                                                                             515,854
                                                                                                                         -----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   INSURANCE - 0.5%                                16,216   Swiss Reinsurance Registered Shares          $ 1,069,118
                                                                    6,249   Zurich Financial Services AG                   1,068,764
                                                                                                                         -----------
                                                                                                                           2,137,882
                                                                                                                         -----------
                   MACHINERY - 0.0%                                   229   Sulzer AG                                        116,520
                                                                                                                         -----------
                   PHARMACEUTICALS - 2.2%                         112,394   Novartis AG Registered Shares                  5,723,224
                                                                   33,617   Roche Holding AG                               4,688,258
                                                                                                                         -----------
                                                                                                                          10,411,482
                                                                                                                         -----------
                   REAL ESTATE - 0.0%                               1,898   PSP Swiss Property AG                             95,691
                                                                                                                         -----------
                   SEMICONDUCTORS & SEMICONDUCTOR                   1,083   Micronas Semiconductor Holding AG
                   EQUIPMENT - 0.0%                                         Registered Shares (a)                             46,453
                                                                      703   Unaxis Holding AG (a)                             93,406
                                                                                                                         -----------
                                                                                                                             139,859
                                                                                                                         -----------
                   TEXTILES, APPAREL & LUXURY GOODS - 0.2%         20,892   Compagnie Financiere Richemont AG                830,494
                                                                    1,398   The Swatch Group Ltd. B Shares                   193,340
                                                                    1,415   The Swatch Group Ltd. Registered Shares           40,170
                                                                                                                         -----------
                                                                                                                           1,064,004
                                                                                                                         -----------
                                                                            TOTAL COMMON STOCKS IN SWITZERLAND            30,216,330
                                                                                                                         -----------

UNITED KINGDOM -   AEROSPACE & DEFENSE - 0.4%                     157,764   BAE Systems Plc                                  958,708
23.6%                                                              35,280   Cobham Plc                                        98,770
                                                                    5,374   Meggitt Plc                                       30,827
                                                                   85,217   Rolls-Royce Group Plc                            563,078
                                                                                                                         -----------
                                                                                                                           1,651,383
                                                                                                                         -----------
                   AIR FREIGHT & LOGISTICS - 0.1%                  20,132   Exel  Plc                                        437,002
                                                                                                                         -----------
                   AIRLINES - 0.0%                                 29,636   British Airways Plc (a)                          153,486
                                                                                                                         -----------
                   AUTO COMPONENTS - 0.0%                          26,018   GKN Plc                                          135,669
                                                                                                                         -----------
                   AUTOMOBILES - 0.0%                               1,025   TI Automotive Ltd. A                                   0
                                                                                                                         -----------
                   BEVERAGES - 0.5%                               137,468   Diageo Plc                                     1,982,033
                                                                   29,507   Scottish & Newcastle Plc                         242,081
                                                                                                                         -----------
                                                                                                                           2,224,114
                                                                                                                         -----------
                   BUILDING PRODUCTS - 0.1%                        19,884   BPB Plc                                          258,901
                                                                   53,235   Pilkington Plc                                   130,907
                                                                                                                         -----------
                                                                                                                             389,808
                                                                                                                         -----------
                   CAPITAL MARKETS - 0.3%                          26,336   3i Group Plc                                     365,273
                                                                   26,671   Amvescap Plc                                     173,636
                                                                    2,797   Close Brothers Group Plc                          41,144
                                                                   12,596   ICAP Plc                                          81,558
                                                                   16,296   Man Group Plc                                    477,412
                                                                    4,105   Schroders Plc                                     67,102
                                                                                                                         -----------
                                                                                                                           1,206,125
                                                                                                                         -----------
                   CHEMICALS - 0.2%                                25,167   BOC Group Plc                                    513,349
                                                                   55,975   Imperial Chemical Industries Plc                 296,333
                                                                    8,117   Johnson Matthey Plc                              169,876
                                                                                                                         -----------
                                                                                                                             979,558
                                                                                                                         -----------
                   COMMERCIAL BANKS - 4.2%                        286,690   Barclays Plc                                   2,906,156
                                                                  174,059   HBOS Plc                                       2,628,160
                                                                  501,464   HSBC Holdings Plc                              8,135,062
                                                                  237,696   Lloyds TSB Group Plc                           1,963,769
                                                                    2,530   Lloyds TSB Group Plc (b)                          84,072
                                                                  144,105   Royal Bank of Scotland Group Plc               4,101,917
                                                                                                                         -----------
                                                                                                                          19,819,136
                                                                                                                         -----------
                   COMMERCIAL SERVICES & SUPPLIES - 0.2%           44,302   Brambles Industries Plc                          272,939
                                                                   24,611   Capita Group Plc                                 164,034
                                                                   26,991   Group 4 Securicor Plc                             72,222

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                                                                   64,193   Hays Plc                                    $    139,399
                                                                    1,493   Intertek Group Plc                                18,053
                                                                   67,222   Rentokil Initial Plc                             196,519
                                                                    2,405   Serco Group Plc                                   10,913
                                                                                                                        ------------
                                                                                                                             874,079
                                                                                                                        ------------
                   COMMUNICATIONS EQUIPMENT - 0.0%                  5,298   Marconi Corp. Plc (a)                             29,805
                                                                                                                        ------------
                   CONSTRUCTION & ENGINEERING - 0.1%               12,050   Amec Plc                                          77,596
                                                                   24,840   Balfour Beatty Plc                               143,918
                                                                                                                        ------------
                                                                                                                             221,514
                                                                                                                        ------------
                   CONSTRUCTION MATERIALS - 0.1%                   39,289   Hanson Plc                                       409,043
                                                                                                                        ------------
                   CONSUMER FINANCE - 0.0%                          7,713   Cattles Plc                                       40,935
                                                                   14,009   Provident Financial Plc                          155,391
                                                                                                                        ------------
                                                                                                                             196,326
                                                                                                                        ------------
                   CONTAINERS & PACKAGING - 0.0%                   20,343   Rexam Plc                                        185,162
                                                                                                                        ------------
                   DISTRIBUTORS - 0.0%                              1,845   Inchcape Plc                                      71,449
                                                                                                                        ------------
                   DIVERSIFIED FINANCIAL SERVICES - 0.0%           16,913   London Stock Exchange Plc                        170,548
                                                                                                                        ------------
                   DIVERSIFIED TELECOMMUNICATION SERVICES -       353,190   BT Group Plc                                   1,388,679
                   0.4%                                               900   BT Group Plc (b)                                  35,676
                                                                  117,864   Cable & Wireless Plc                             298,173
                                                                                                                        ------------
                                                                                                                           1,722,528
                                                                                                                        ------------
                   ELECTRIC UTILITIES - 0.4%                       45,161   Scottish & Southern Energy Plc                   822,111
                                                                   77,881   Scottish Power Plc                               787,408
                                                                      993   Scottish Power Plc (b)                            39,958
                                                                                                                        ------------
                                                                                                                           1,649,477
                                                                                                                        ------------
                   ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.0%       18,858   Electrocomponents Plc                             81,152
                                                                    4,902   Premier Farnell Plc                               13,095
                                                                                                                        ------------
                                                                                                                              94,247
                                                                                                                        ------------
                   FOOD & STAPLES RETAILING - 0.6%                 42,893   Boots Group Plc                                  461,741
                                                                   56,272   J Sainsbury Plc                                  278,244
                                                                  339,896   Tesco Plc                                      1,861,052
                                                                                                                        ------------
                                                                                                                           2,601,037
                                                                                                                        ------------
                   FOOD PRODUCTS - 0.5%                            95,046   Cadbury Schweppes Plc                            961,793
                                                                   24,308   Tate & Lyle Plc                                  195,342
                                                                  114,603   Unilever Plc                                   1,200,244
                                                                                                                        ------------
                                                                                                                           2,357,379
                                                                                                                        ------------
                   HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%          3,902   SSL International Plc                             18,604
                                                                   49,872   Smith & Nephew Plc                               419,967
                                                                                                                        ------------
                                                                                                                             438,571
                                                                                                                        ------------
                   HEALTH CARE PROVIDERS & SERVICES - 0.0%          6,950   Alliance Unichem Plc                             106,538
                                                                                                                        ------------
                   HOTELS, RESTAURANTS & LEISURE - 0.6%             9,132   Carnival Plc                                     473,515
                                                                  121,886   Compass Group Plc                                444,733
                                                                   13,810   Enterprise Inns Plc                              205,833
                                                                   68,118   Hilton Group Plc                                 378,996
                                                                   27,519   Intercontinental Hotels Group Plc                349,063
                                                                   30,006   Mitchells & Butlers Plc                          193,888
                                                                    6,594   Punch Taverns Plc                                 93,323
                                                                   21,215   Rank Group Plc                                   112,031
                                                                    9,436   Whitbread Plc                                    158,502
                                                                   22,125   William Hill Plc                                 228,194
                                                                                                                        ------------
                                                                                                                           2,638,078
                                                                                                                        ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   HOUSEHOLD DURABLES - 0.2%                        9,646   Barratt Developments  Plc                     $  128,924
                                                                      788   Bellway Plc                                       12,205
                                                                    2,907   Berkeley Group Holdings Plc                       44,691
                                                                   10,998   Persimmon Plc                                    166,937
                                                                   38,566   Taylor Woodrow Plc                               221,226
                                                                   20,870   Wimpey George Plc                                158,022
                                                                                                                          ----------
                                                                                                                             732,005
                                                                                                                          ----------
                   HOUSEHOLD PRODUCTS - 0.2%                       31,325   Reckitt Benckiser Plc                            957,051
                                                                                                                          ----------
                   IT SERVICES - 0.0%                              30,199   LogicaCMG Plc                                     94,028
                                                                                                                          ----------
                   INDEPENDENT POWER PRODUCERS & ENERGY
                   TRADERS - 0.1%                                  84,659   International Power Plc                          372,180
                                                                                                                          ----------
                   INDUSTRIAL CONGLOMERATES - 0.1%                 26,012   Smiths Group Plc                                 441,310
                                                                   34,739   Tomkins Plc                                      177,610
                                                                                                                          ----------
                                                                                                                             618,920
                                                                                                                          ----------
                   INSURANCE - 0.7%                               111,671   Aviva Plc                                      1,229,792
                                                                   70,102   Friends Provident Plc                            231,912
                                                                  249,729   Legal & General Group Plc                        501,437
                                                                  119,956   Prudential Plc                                 1,091,840
                                                                  106,903   Royal & Sun Alliance Insurance Group             183,448
                                                                                                                          ----------
                                                                                                                           3,238,429
                                                                                                                          ----------
                   INTERNET & CATALOG RETAIL - 0.2%                53,200   GUS Plc                                          804,221
                                                                                                                          ----------
                   MACHINERY - 0.0%                                 9,108   FKI Plc                                           17,966
                                                                   11,268   IMI Plc                                           85,518
                                                                  206,804   Invensys Plc (a)                                  53,049
                                                                                                                          ----------
                                                                                                                             156,533
                                                                                                                          ----------
                   MEDIA - 0.9%                                    82,068   Aegis Group Plc                                  203,261
                                                                   65,694   British Sky Broadcasting Plc                     651,408
                                                                   11,034   Daily Mail & General Trust                       128,833
                                                                   42,821   EMI Group Plc                                    183,705
                                                                    9,612   Emap Plc                                         139,948
                                                                  175,600   ITV Plc                                          351,038
                                                                   39,399   Pearson Plc                                      459,327
                                                                   61,545   Reed Elsevier Plc                                571,071
                                                                   75,204   Reuters Group Plc                                497,914
                                                                   11,407   Trinity Mirror Plc                               121,181
                                                                   15,879   United Business Media Plc                        155,487
                                                                   62,287   WPP Group Plc                                    635,807
                                                                   25,811   Yell Group Plc                                   218,379
                                                                                                                          ----------
                                                                                                                           4,317,359
                                                                                                                          ----------
                   METALS & MINING - 1.3%                          65,309   Anglo American Plc                             1,952,592
                                                                  104,765   BHP Billiton Plc                               1,697,710
                                                                  194,761   Corus Group Plc                                  177,444
                                                                   49,431   Rio Tinto Plc Registered Shares                2,027,051
                                                                                                                          ----------
                                                                                                                           5,854,797
                                                                                                                          ----------
                   MULTI-UTILITIES - 0.6%                         200,818   Centrica Plc                                     873,956
                                                                  133,940   National Grid Plc                              1,259,405
                                                                   35,960   United Utilities Plc                             416,690
                                                                                                                          ----------
                                                                                                                           2,550,051
                                                                                                                          ----------
                   MULTILINE RETAIL - 0.2%                         83,957   Marks & Spencer Group Plc                        556,609
                                                                   15,628   Next Plc                                         384,853
                                                                                                                          ----------
                                                                                                                             941,462
                                                                                                                          ----------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY            INDUSTRY                                        HELD     COMMON STOCKS                                   VALUE
----------------   ------------------------------------------   ---------   -----------------------------------------   ------------
                   OIL, GAS & CONSUMABLE FUELS - 4.9%             175,855   BG Group Plc                                $  1,673,743
                                                                  920,220   BP Plc                                        10,964,303
                                                                    3,849   BP Plc (b)                                       272,702
                                                                  179,848   Royal Dutch Shell Plc                          5,965,662
                                                                  124,262   Royal Dutch Shell Plc Class B                  4,304,302
                                                                                                                        ------------
                                                                                                                          23,180,712
                                                                                                                        ------------
                   PHARMACEUTICALS - 2.1%                          72,371   AstraZeneca Plc                                3,373,626
                                                                  260,871   GlaxoSmithKline Plc                            6,654,920
                                                                      800   GlaxoSmithKline Plc (b)                           41,024
                                                                                                                        ------------
                                                                                                                          10,069,570
                                                                                                                        ------------
                   REAL ESTATE - 0.3%                              30,295   British Land Co. Plc                             504,059
                                                                   11,899   Hammerson Plc                                    196,085
                                                                   20,624   Land Securities Group Plc                        539,626
                                                                    9,912   Liberty International Plc                        174,476
                                                                   18,432   Slough Estates Plc                               173,638
                                                                                                                        ------------
                                                                                                                           1,587,884
                                                                                                                        ------------
                   ROAD & RAIL - 0.0%                              16,203   Firstgroup Plc                                    94,594
                                                                    2,119   National Express Group Plc                        31,489
                                                                   33,050   Stagecoach Group Plc                              65,339
                                                                                                                        ------------
                                                                                                                             191,422
                                                                                                                        ------------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -
                   0.0%                                            84,638   ARM Holdings Plc                                 175,936
                                                                                                                        ------------
                   SOFTWARE - 0.1%                                 21,437   Misys Plc                                         76,607
                                                                   66,142   Sage Group Plc                                   269,712
                                                                                                                        ------------
                                                                                                                             346,319
                                                                                                                        ------------
                   SPECIALTY RETAIL - 0.2%                         72,099   Dixons Group Plc                                 191,963
                                                                    3,700   HMV Group Plc                                     13,500
                                                                   32,023   Kesa Electricals Plc                             144,604
                                                                  128,975   Kingfisher Plc                                   492,846
                                                                   24,999   MFI Furniture Plc                                 48,095
                                                                   79,661   Signet Group Plc                                 144,451
                                                                    2,201   Travis Perkins Plc                                55,214
                                                                                                                        ------------
                                                                                                                           1,090,673
                                                                                                                        ------------
                   TOBACCO - 0.6%                                  77,395   British American Tobacco Plc                   1,630,709
                                                                   22,911   Gallaher Group Plc                               356,680
                                                                   29,513   Imperial Tobacco Group Plc                       847,913
                                                                                                                        ------------
                                                                                                                           2,835,302
                                                                                                                        ------------
                   TRADING COMPANIES & DISTRIBUTORS - 0.2%         21,500   Bunzl Plc                                        216,042
                                                                   29,669   Wolseley Plc                                     629,323
                                                                                                                        ------------
                                                                                                                             845,365
                                                                                                                        ------------
                   TRANSPORTATION INFRASTRUCTURE - 0.2%            11,911   Associated British Ports Holdings Plc            110,679
                                                                   58,413   BAA Plc                                          644,831
                                                                   12,221   BBA Group Plc                                     64,158
                                                                   29,716   The Peninsular and Oriental Steam
                                                                            Navigation Co.                                   175,586
                                                                                                                        ------------
                                                                                                                             995,254
                                                                                                                        ------------
                   WATER UTILITIES - 0.1%                          15,133   Kelda Group Plc                                  188,072
                                                                   12,768   Severn Trent Plc                                 223,846
                                                                                                                        ------------
                                                                                                                             411,918
                                                                                                                        ------------
                   WIRELESS TELECOMMUNICATION SERVICES - 1.6%   2,696,171   Vodafone Group Plc                             7,035,439
                                                                   12,490   Vodafone Group Plc (b)                           324,365
                                                                                                                        ------------
                                                                                                                           7,359,804
                                                                                                                        ------------
                                                                            TOTAL COMMON STOCKS IN THE UNITED KINGDOM    110,489,257
                                                                                                                        ------------
                                                                            TOTAL INVESTMENTS IN COMMON STOCKS
                                                                            (COST - $353,281,274) - 93.1%                436,540,354
                                                                                                                        ------------

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

                                                                  SHARES
COUNTRY                                                            HELD     EXCHANGE TRADED FUNDS                           VALUE
----------------                                                ---------   -----------------------------------------   ------------
United States -
0.1%                                                                6,000   iShares MSCI EAFE Index Fund                    $348,540
                                                                                                                            --------
                                                                            TOTAL INVESTMENTS IN EXCHANGE TRADED
                                                                            FUNDS
                                                                            (COST - $232,840) - 0.1%                         348,540
                                                                                                                            --------

                   INDUSTRY                                                 PREFERRED STOCKS
                   ------------------------------------------               -----------------------------------------
Germany - 0.2%     Automobiles - 0.1%                                 428   Porsche AG                                       330,122
                                                                    5,476   Volkswagen AG, 4.35%                             250,749
                                                                                                                           ---------
                                                                                                                             580,871
                                                                                                                           ---------
                   CHEMICALS - 0.1%                                 2,828   Henkel KGaA, 1.75%                               258,002
                                                                                                                           ---------
                   HEALTH CARE PROVIDERS & SERVICES - 0.0%            542   Fresenius Medical Care AG, 2.30%                  42,802
                                                                                                                           ---------
                   MEDIA - 0.0%                                     5,512   ProSieben SAT.1 Media AG, 2.24%                   95,563
                                                                                                                           ---------
                   MULTI-UTILITIES - 0.0%                           2,033   RWE AG, 3.50%                                    117,431
                                                                                                                           ---------
                                                                            TOTAL INVESTMENTS IN PREFERRED STOCKS
                                                                            (COST - $835,332) - 0.2%                       1,094,669
                                                                                                                           ---------

                                                                            RIGHTS
Norway - 0.0%      Paper & Forest Products - 0.0%                   3,089   Norske Skogindustrier ASA (e)                      5,428
                                                                                                                           ---------
                                                                            TOTAL INVESTMENTS IN RIGHTS (COST - $0) -
                                                                            0.0%                                               5,428
                                                                                                                           ---------

                                                                            WARRANTS (C)
France - 0.0%      Food & Staples Retailing - 0.0%                    133   Casino Guichard Perrachon SA
                                                                            (expires 12/15/2005)                                   2
                                                                                                                           ---------
                                                                            TOTAL INVESTMENTS IN WARRANTS
                                                                            (COST - $802) - 0.0%                                   2
                                                                                                                           ---------

                                                               BENEFICIAL
                                                                INTEREST    SHORT-TERM SECURITIES
                                                              -----------   -----------------------------------------
                                                              $17,559,082   Merrill Lynch Liquidity Series, LLC Cash
                                                                            Sweep Series I (d)                            17,559,082
                                                                            TOTAL INVESTMENTS IN SHORT-TERM
                                                                            SECURITIES
                                                                            (COST - $17,559,082) - 3.8%                   17,559,082
                                                                            TOTAL INVESTMENTS
                                                                            (COST - $371,909,330*) - 97.2%               455,548,075
                                                                            OTHER ASSETS LESS LIABILITIES - 2.8%          13,157,902
                                                                                                                        ------------
                                                                            NET ASSETS - 100.0%                         $468,705,977
                                                                                                                        ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $374,826,614
                                ============
Gross unrealized appreciation   $ 88,952,102
Gross unrealized depreciation     (8,230,641)
                                ------------
Net unrealized appreciation     $ 80,721,461
                                ============

(a)  Non-income producing security.

(b)  Depositary receipts.

(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

AFFILIATE                             NET ACTIVITY   INTEREST INCOME
---------                             ------------   ---------------
Merrill Lynch Liquidity Series, LLC
Cash Sweep Series I                    $14,798,175       $180,838

MASTER INTERNATIONAL INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005               (IN U.S. DOLLARS)

(e)  The rights may be exercised until 10/13/2005.

(f)  Security, or portion of security, is on loan.

     For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

     Financial futures contracts purchased as of September 30, 2005 were as follows:

NUMBER OF                                          EXPIRATION       FACE       UNREALIZED
CONTRACTS            ISSUE            EXCHANGE        DATE          VALUE     APPRECIATION
---------   ----------------------   ---------   -------------   ----------   ------------
   191           DJ Euro Stoxx       Eurex       December 2005   $7,763,452    $  148,922
    69       FTSE 100 Index Future   LIFFE       December 2005   $6,612,649        82,155
    19      Hang Seng Index Future   Hong Kong   October 2005    $1,859,498        31,257
    70      OMX Stock Index Future   Tokyo       October 2005    $  792,456        19,881
     3           SPI/MIB Index       Eurex       December 2005   $  619,867         9,589
    33       SPI 200 Index Future    Sydney      December 2005   $2,845,203        76,160
    71        TOPIX Index Future     Tokyo       December 2005   $8,169,094       654,225
                                                                               ----------
TOTAL UNREALIZED APPRECIATION - NET                                            $1,022,189
                                                                               ==========

Forward foreign exchange contracts as of September 30, 2005 were as follows:

FOREIGN CURRENCY                  SETTLEMENT     UNREALIZED
PURCHASED                            DATE       DEPRECIATION
----------------                 ------------   ------------
       AUD             869,000   October 2005     $  (1,271)
       CHF           2,075,000   October 2005       (45,188)
       EUR           5,485,000   October 2005      (128,913)
       GBP           2,085,000   October 2005       (82,947)
       JPY         497,800,000   October 2005      (125,059)
       SEK           3,525,000   October 2005        (8,321)
                                                  ---------
TOTAL UNREALIZED DEPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS - NET
(USD COMMITMENT - $17,820,612)                    $(361,699)
                                                  =========

FOREIGN CURRENCY                  SETTLEMENT     UNREALIZED
SOLD                                 DATE       APPRECIATION
----------------                 ------------   ------------
       AUD              55,000   October 2005      $   158
       CHF              35,000   October 2005          449
       EUR             425,000   October 2005        3,782
       GBP             275,000   October 2005        8,903
       JPY          79,000,000   October 2005       13,431
                                                   -------
TOTAL UNREALIZED APPRECIATION ON FORWARD
FOREIGN EXCHANGE CONTRACTS - NET
(USD COMMITMENT - $1,792,441)                      $26,723
                                                   =======

Currency Denominations
AUD   Australian Dollar
CHF   Swiss Franc
EUR   Euro
GBP   British Pound Sterling
JPY   Japanese Yen
SEK   Swedish Krona
USD   U.S. Dollar

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2005 is provided below.

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)
REPURCHASE AGREEMENTS (Note B) - 3.04%
Barclays Capital, Incorporated, 3.90%, Due 10/3/2005                                 $ 200,000      $ 200,000
                                                                                                 ------------
       TOTAL REPURCHASE AGREEMENTS                                                                    200,000
                                                                                                 ------------

EURODOLLAR TIME DEPOSITS - 7.36%
Societe Generale, 4.00%, Due 10/3/2005                                                 250,000        250,000
UBS AG, 3.938%, Due 10/3/2005                                                          235,000        235,000
                                                                                                 ------------
       TOTAL EURODOLLAR TIME DEPOSITS                                                                 485,000
                                                                                                 ------------

TIME DEPOSITS - 1.46%
National City Bank of Indiana, 3.875%, Due 10/3/2005                                    96,116         96,116
                                                                                                 ------------
       TOTAL TIME DEPOSITS                                                                             96,116
                                                                                                 ------------

CERTIFICATES OF DEPOSIT AND BANK NOTES - 29.98%
CERTIFICATES OF DEPOSIT - U.S. BANKS  - 13.40%
Fifth Third Bank, 3.71%, Due 11/14/2005 (Note D)                                       197,000        196,987
JP Morgan Chase Bank, NA, (Note D)
  3.793%, Due 5/1/2006                                                                  10,000         10,008
  3.833%, Due 5/5/2006                                                                  50,000         50,040
SouthTrust Bank, 3.807%, Due 12/14/2005 (Note D)                                        40,000         39,998
SunTrust Bank, (Note D)
  3.529%, Due 10/3/2005                                                                 62,230         62,230
  3.961%, Due 3/24/2006                                                                 65,000         65,007
  3.73%, Due 5/12/2006                                                                 150,000        150,000
  3.797%, Due 5/17/2006                                                                 72,100         72,114
US Bank, NA, (Note D)
  3.945%, Due 12/29/2005                                                               175,000        174,986
  3.755%, Due 3/8/2006                                                                  30,000         29,999
  3.669%, Due 7/28/2006                                                                 31,385         31,396
                                                                                                 ------------
       TOTAL CERTIFICATES OF DEPOSIT - U.S. BANKS                                                     882,763
                                                                                                 ------------

YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES  - 16.58%
Barclays Bank, 3.754%, Due 6/21/2006 (Note D)                                           47,500         47,495
BNP Paribas, 3.595%, Due 1/30/2006 (Note D)                                             88,000         87,987
Credit Suisse First Boston, (Note D)
  3.81%, Due 11/10/2005                                                                100,000        100,002
  4.03%, Due 12/29/2005                                                                 20,400         20,402
  3.767%, Due 2/6/2006                                                                  10,000         10,001
  3.78%, Due 5/10/2006                                                                 150,000        150,034
Deutshe Bank AG,  3.51%, Due 10/11/2005                                                 50,000         50,000
HSBC Bank USA, 3.73%, Due 5/4/2006 (Note D)                                             85,000         85,021
Nordea Bank Finland, PLC, 3.582%, Due 10/27/2005 (Note D)                               25,000         24,999
Royal Bank of Scotland, 3.782%, Due 10/21/2006, 144A (Note C)                          150,000        150,000
Societe Generale, 3.595%, Due 1/30/2006 (Note D)                                        50,000         49,986
UBS AG, 3.58%, Due 1/30/2006 (Note D)                                                   50,000         49,986
Unicredito Italiano, (Note D)
  3.545%, Due 10/20/2005                                                               100,000         99,998
  3.823%, Due 12/19/2005                                                               166,000        165,982

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)
                                                                                                 ------------
       TOTAL YANKEE CERTIFICATES OF DEPOSIT - U.S. BRANCHES                                         1,091,892
                                                                                                 ------------
       TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES                                                 1,974,655
                                                                                                 ------------

VARIABLE RATE PROMISSORY NOTES (Note D) - 4.56%
Goldman Sachs Group, 3.81%, Due 8/9/2006                                               300,000        300,000
                                                                                                 ------------
       TOTAL VARIABLE RATE PROMISSORY NOTES                                                           300,000
                                                                                                 ------------

VARIABLE RATE FUNDING AGREEMENTS (Notes A and D) - 2.28%
Metropolitan Life Insurance Company, 3.945%, Due 12/1/2005                             150,000        150,000
                                                                                                 ------------
       TOTAL VARIABLE RATE FUNDING AGREEMENTS                                                         150,000
                                                                                                 ------------

ASSET-BACKED COMMERCIAL PAPER, 144A (Notes C and E) - 14.36%
Clipper Receivables Corporation, 3.73%, Due 11/14/2005                                  50,000         49,782
FCAR Owner Trust Series I, 3.73%, Due 11/15/2005                                        50,000         49,777
Fountain Square Commercial Funding,
  3.62%, Due 10/27/2005                                                                 63,089         62,937
  3.62%, Due 10/31/2005                                                                 19,765         19,709
  3.63%, Due 11/1/2005                                                                  39,299         39,184
Galaxy Funding, Incorporated,
  3.47%, Due 10/5/2005                                                                  40,000         39,992
  3.75%, Due 11/22/2005                                                                 50,000         49,740
Golden Funding Corporation, 3.70%, Due 12/2/2005                                         7,335          7,290
GOVCO Incorporated,
  3.72%, Due 11/2/2005                                                                  45,000         44,860
  3.72%, Due 12/5/2005                                                                  47,000         46,694
K2 USA LLC,
  3.47%, Due 10/6/2005                                                                  28,640         28,632
  3.75%, Due 11/15/2005                                                                 42,000         41,812
Sheffield Receivables Corporation, 3.70%, Due 10/11/2005                                50,000         49,959
Scaldis Capital LLC,
  3.72%, Due 10/17/2005                                                                100,000         99,855
  3.64%, Due 11/2/2005                                                                  59,466         59,286
Sigma Finance Incorporated,
  3.46%, Due 10/5/2005                                                                  50,000         49,990
  3.64%, Due 10/24/2005                                                                 20,000         19,958
  3.68%, Due 11/1/2005                                                                  63,000         62,813
  3.68%, Due 11/4/2005                                                                  34,800         34,686
  3.70%, Due 11/9/2005                                                                  20,000         19,924
Three Rivers Funding, 3.70%, Due 10/11/2005                                             49,000         48,960
Windmill Funding Corporation, 3.70%, Due 10/27/2005                                     20,000         19,951
                                                                                                 ------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                            945,790
                                                                                                 ------------

COMMERCIAL PAPER (Note D)  - 1.14%
Halifax Bank of Scotland, PLC, 3.50%, Due 10/12/2005                                    50,000         49,956
UBS AG, 3.75%, Due 11/21/2005                                                           25,000         24,872
                                                                                                 ------------
       TOTAL COMMERCIAL PAPER                                                                          74,829
                                                                                                 ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)

VARIABLE RATE MEDIUM-TERM NOTES (Note D) - 35.50%
Abbey National Treasury Services, PLC, 3.649%, Due 1/13/2006, 144A (Note C)            102,000        102,010
American Honda Finance Corporation, 144A (Note C)
  3.62%, Due 10/7/2005                                                                  25,000         25,000
  3.997%, Due 2/6/2006                                                                  13,000         13,012
  3.75%, Due 2/13/2006                                                                  25,000         25,000
  3.79%, Due 2/16/2006                                                                  25,000         25,002
  3.87%, Due 2/21/2006                                                                  35,120         35,131
Bayerische Landesbank Girozentrale, 3.943%, Due 2/1/2006                                24,000         24,023
Citigroup, Incorporated,
  4.015%, Due 3/20/2006                                                                105,975        106,055
  3.935%, Due 5/19/2006                                                                 40,000         40,036
Citigroup Global Markets Holdings, Incorporated,
  3.884%, Due 12/12/2005                                                                18,000         18,003
  3.884%, Due 3/16/2006                                                                 50,585         50,595
  3.901%, Due 6/6/2006                                                                  25,000         25,029
  3.775%, Due 7/25/2006                                                                100,000        100,124
Fifth Third Bank, 3.623%, Due 11/1/2005                                                 75,000         74,997
General Electric Capital Corporation,
  3.70%, Due 10/24/2005                                                                 43,975         43,977
  3.91%, Due 2/3/2006                                                                   97,544         97,620
  3.947%, Due 2/6/2006                                                                  30,275         30,301
  3.950%, Due 5/12/2006                                                                 10,983         10,997
  3.889%, Due 10/19/2006                                                               180,000        180,000
Halifax Bank of Scotland plc, 144A (Note C)
  4.48875%, Due 1/12/2006                                                              106,000        106,014
  3.69%, Due 1/26/2006                                                                  23,000         23,005
  4.04%, Due 6/30/2006                                                                  76,600         76,636
  3.841%, Due 8/28/2006                                                                 40,000         40,016
Merrill Lynch & Company, Incorporated, 3.936%, Due 3/17/2006                            45,000         45,017
Metropolitan Life Global Funding I, 3.906%, Due 3/17/2006, 144A (Note C)                22,000         22,006
JP Morgan Chase & Company, 3.88%, Due 10/31/2005                                        10,000         10,002
Morgan Stanley Group, Incorporated, 4.25%, Due 3/27/2006                               284,100        284,506
Toyota Motor Credit Corporation,
  3.53%, Due 10/7/2005                                                                  70,000         70,000
  3.772%, Due 11/18/2005                                                                50,000         50,000
  3.55%, Due 7/14/2006                                                                 175,000        175,026
  3.815%, Due 9/15/2006                                                                 84,200         84,203
Wells Fargo and Company,
  3.861%, Due 3/3/2006                                                                  88,613         88,664
  3.924%, Due 6/12/2006                                                                 67,500         67,565
  3.96%, Due 9/15/2006                                                                  18,500         18,524
  3.758%, Due 10/15/2006, 144A (Note C)                                                150,000        150,000
                                                                                                 ------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                        2,338,093
                                                                                                 ------------
TOTAL INVESTMENTS - 99.68% (Cost $6,564,482)                                                        6,564,483
                                                                                                 ------------
OTHER ASSETS, NET OF LIABILITIES - 0.32%                                                               21,021
                                                                                                 ------------

AMERICAN BEACON MASTER MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                                    PAR AMOUNT      VALUE
                                                                                    ----------   ------------
                                                                                      (DOLLARS IN THOUSANDS)

TOTAL NET ASSETS - 100%                                                                           $ 6,585,504
                                                                                                 ============

Based on the cost of investments of $6,564,483 for federal income tax purposes at September 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(B) Collateral held at Bank of New York for Barclays, 4.50%, Due 11/1/2019, Total Value - $204,000; and for Goldman Sachs, 3.553% - 6.50%, Due 6/1/2018
    - 12/1/2044 Total Value - $780,300.


(C) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,738,620 or 26.40% of net assets.

(D) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

(E) Rates associated with money market securities represent discount rate at time of purchase.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American Beacon Municipal Money Market Fund invests all of its investable assets in the American Beacon Master Municipal Money Market Portfolio. The Schedule of Investments for the American Beacon Master Municipal Money Market Portfolio for the fiscal quarter ended September 30, 2005 is provided below.

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
Schedule of Investments
September 30,  2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par / Shares    Value
                                                                                                            ------------  ---------
                                                                                                              (dollars in thousands)
MUNICIPAL OBLIGATIONS (NOTE A) -- 92.34%
CALIFORNIA-- 7.43%
Los Angeles Department of Airports Revenue Bonds, Series 2003 A, (Airport, port and
  marina improvements), 3.00%, Due 5/15/2016, LOC US Bank                                                   $    1,000    $  1,000
City of  Irvine Assesment District - Special Assesment, 2.77%, Due 9/2/2025, LOC Bank of New York                1,389       1,389
                                                                                                                         ----------
TOTAL CALIFORNIA                                                                                                             2,389
                                                                                                                         ----------

COLORADO -- 3.89%
Colorado Educational  and Cultural Facilities Variable Rate Demand Revenue Bonds, Series A7,
  2.81%, Due 7/1/2029, LOC Wells Fargo Bank                                                                      1,250       1,250
                                                                                                                         ----------
TOTAL COLORADO                                                                                                               1,250
                                                                                                                         ----------

FLORIDA -- 8.80%
Alachua County, Florida Housing Financial Authority, Multifamily Housing Revenue Bonds, Series 2001
  (University Cove Apartment Project), 2.81%, Due 6/15/2034, LOC SouthTrust Bank, NA                             1,830       1,830
Orange County Health Facilities Authority, Variable Rate Demand Revenue Bonds, Series 1992 (Adventist
  Health System/Sunbelt, Inc.), 2.78%, Due 11/15/2014, LOC  Suntrust Bank                                        1,000       1,000
                                                                                                                         ----------
TOTAL FLORIDA                                                                                                                2,830
                                                                                                                         ----------

ILLINOIS -- 5.60%
Village of Richton Park, Illinois-Industrial Development Revenue Bonds,  Series 1997 (Avatar Corporation
  Project), 2.19%, Due 4/1/2027, LOC Fifth Third Bank                                                            1,800       1,800
                                                                                                                         ----------
TOTAL ILLINOIS                                                                                                               1,800
                                                                                                                         ----------

INDIANA -- 3.11%
Fort Wayne, Indiana Industrial Economic Development Revenue Bonds, Series 1989 (ND-Tech
  Corporation Project), 2.83%, Due 7/1/2009, LOC Societe Generale                                                1,000       1,000
                                                                                                                         ----------
TOTAL INDIANA                                                                                                                1,000
                                                                                                                         ----------

KENTUCKY - 3.42%
Carroll County, Kentucky Solid Waste Disposal Revenue Bonds, Series 2001 (North American Stainless, L.P.),
  2.01%, Due 5/1/2031, LOC Fifth Third Bank                                                                      1,100       1,100
                                                                                                                         ----------
TOTAL KENTUCKY                                                                                                               1,100
                                                                                                                         ----------

MARYLAND - 5.23%
Montgomery County, Maryland Variable Rate Housing Revenue Bonds, Series 1997, Issue I (The Grand),
  2.01%, Due 6/1/2030, LOC Federal National Mortgage Association                                                 1,680       1,680
                                                                                                                         ----------
TOTAL MARYLAND                                                                                                               1,680
                                                                                                                         ----------

MICHIGAN - 5.54%
Michigan State Housing Development Authority Variable Rate Limited Obligation Multifamily Housing Revenue Refunding
  Bonds, 2.03%, Due 6/1/2018, LOC Bank of New York                                                               1,780       1,780
                                                                                                                         ----------
TOTAL MICHIGAN                                                                                                               1,780
                                                                                                                         ----------

NEVADA - 3.11%
Nevada Housing Divison-Variable Rate Demand  Multi-Unit Housing Revenue Bonds, Series 2004
  (Sundance Village Apartments), 2.00%, Due 10/1/2035, LOC Citibank                                              1,000       1,000
                                                                                                                         ----------
TOTAL NEVADA                                                                                                                 1,000
                                                                                                                         ----------

NEW YORK - 21.47%
Long Island Power Authority Subordinated Revenue Bonds, Subseries 1B,
   2.79%, Due 5/1/2023, LOC Bank of New York                                                                     1,000       1,000
New York City Housing Development Corporation, Multi-Family Mortgage Revenue Bonds, Series 2002A
   (First Avenue Development), 2.76%, Due 10/15/2035, LOC Bank of New York                                         800         800
New York State Housing Finance Agency, 66 West 38th Street Housing Revenue Bonds, Series 2000A,
    2.78%, Due 5/15/2033, LOC Bank of New York                                                                   1,600       1,600
New York City, General Obligation Bonds, Series E,  2.72%, Due 8/1/2009, LOC Chase Manhattan                     1,500       1,500
New York City, General Obligation Bonds, 1994, Series A, 2.93%, Due 8/1/2016, LOC  Bank of New York              2,000       2,000
                                                                                                                         ----------
TOTAL NEW YORK                                                                                                               6,900
                                                                                                                         ----------

OHIO - 5.29%
Ohio Water Development Authority, Environmental Improvement Revenue Bonds, Series 2000B (Waste Management,
  Incorporated Project), 2.85%, Due 7/1/2020, LOC Fleet National Bank                                            1,700       1,700
                                                                                                                         ----------
TOTAL OHIO                                                                                                                   1,700
                                                                                                                         ----------

PENNSYLVANIA -- 2.49%
Berks County Industrial Development Authority Manufacturing Facilities Revenue Bonds, Series 1995
   (Grafika Commerial Printing Inc.), 2.85%, Due 9/1/2010, LOC First Union National Bank                           800         800
                                                                                                                         ----------
TOTAL PENNSYLVANIA                                                                                                             800
                                                                                                                         ----------

TEXAS -- 8.71%
City of Midlothian, Texas Industrial Development Corporation, Environmental Facilities Revenue Bonds,

AMERICAN BEACON MASTER MUNICIPAL MONEY MARKET PORTFOLIO
Schedule of Investments
September 30,  2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Par / Shares    Value
                                                                                                            ------------  ---------
                                                                                                              (dollars in thousands)

  Series 1999 (Holnam Texas Limited Partnership Project) 2.03%, Due 9/1/2031, LOC Bank One                       1,200       1,200
Mansfield Texas Industrial Development Corporation, Variable Rate Demand Revenue Bonds, Series 1986,
   2.80%, Due 11/1/2026, LOC - Bank of New York                                                                  1,600       1,600
                                                                                                                         ----------
TOTAL TEXAS                                                                                                                  2,800
                                                                                                                         ----------

UTAH - 3.58%
Morgan County, Utah Solid Waste Disposal Revenue Bonds, Series 1996 (Holman, Inc. Project),
  2.05%, Due 8/1/2031, LOC Wachovia Bank, NA                                                                     1,150       1,150
                                                                                                                         ----------
TOTAL UTAH                                                                                                                   1,150
                                                                                                                         ----------

WYOMING - 4.67%
Sweetwater County, Wyoming Pollution Control Revenue Refunding Bonds, Series 1990A (Pacificorp Project),
  2.28%, Due 7/1/2015, LOC First National Bank                                                                   1,500       1,500
                                                                                                                         ----------
TOTAL WYOMING                                                                                                                1,500
                                                                                                                         ----------
TOTAL MUNICIPAL OBLIGATIONS                                                                                                 29,679
                                                                                                                         ----------

OTHER INVESTMENTS -- 7.48%
Federated Municipal Obligations Fund                                                                         1,163,424       1,163
BlackRock Provident MuniCash Fund                                                                            1,240,523       1,241
                                                                                                                         ----------
TOTAL OTHER INVESTMENTS                                                                                                      2,404
                                                                                                                         ----------

TOTAL INVESTMENTS-- 99.82% (COST $32,083)                                                                                   32,083
                                                                                                                         ----------

OTHER ASSETS, NET OF LIABILITIES -- 0.18%                                                                                       59
                                                                                                                         ----------

TOTAL NET ASSETS-- 100%                                                                                                  $  32,142
                                                                                                                         ==========

Based on the cost of investments of $32,083 for federal income tax purposes at September 30, 2005, there was no unrealized appreciation or depreciation of investments

(A) Rates associated with money market securities represent yield to maturity or yield to next reset date.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2005 is provided below.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
COMMON STOCKS -- 98.12%
CONSUMER DISCRETIONARY -- 10.52%
Apollo Group, Inc. (a)                    31,175   $     2,070
AutoNation, Inc. (a)                      38,400           767
AutoZone, Inc. (a)                        11,887           990
Bed Bath & Beyond, Inc. (a)               64,014         2,572
Best Buy Co., Inc.                        86,581         3,769
Big Lots, Inc. (a)                        24,438           269
Black & Decker Corp.                      17,033         1,398
Brunswick Corp.                           20,829           786
Carnival Corp.                            92,319         4,614
Centex Corp.                              27,876         1,800
Circuit City Stores, Inc.                 35,039           601
Clear Channel Communications,
  Inc.                                   116,065         3,817
Coach, Inc. (a)                           82,200         2,578
Comcast Corp. (a)                        469,667        13,799
Cooper Tire & Rubber Co.                  12,537           191
D.R. Horton, Inc.                         58,200         2,108
Dana Corp.                                32,949           310
Darden Restaurants, Inc.                  28,810           875
Delphi Corp.                             121,567           336
Dillard's, Inc. Class A                   15,253           318
Dollar General Corp.                      68,615         1,258
Dow Jones & Co., Inc.                     12,526           478
Eastman Kodak Co.                         60,837         1,480
eBay, Inc. (a)                           237,420         9,782
Family Dollar Stores, Inc.                34,768           691
Federated Department Stores,
  Inc.                                    56,690         3,791
Ford Motor Co.                           396,355         3,908
Fortune Brands, Inc.                      31,566         2,567
Gannett Co., Inc.                         52,338         3,602
Gap, Inc.                                123,930         2,160
General Motors Corp.                     121,973         3,734
Genuine Parts Co.                         36,593         1,570
Goodyear Tire & Rubber Co. (a)            37,942           592
H&R Block, Inc.                           69,420         1,665
Harley-Davidson, Inc.                     58,538         2,836
Harrah's Entertainment, Inc.              39,233         2,558
Hasbro, Inc.                              39,487           776
Hilton Hotels Corp.                       70,043         1,563
Home Depot, Inc.                         458,357        17,482
International Game Technology             72,352         1,953
Interpublic Group of Cos.,
  Inc. (a)                                88,477         1,030
JC Penney & Co., Inc.                     53,388         2,532
Johnson Controls, Inc.                    41,696         2,587
Jones Apparel Group, Inc.                 25,079           715
KB HOME                                   16,562         1,212
Knight-Ridder, Inc.                       14,691           862
Kohl's Corp. (a)                          73,710         3,699
Leggett & Platt, Inc.                     39,654           801
Limited Brands                            74,469         1,521
Liz Claiborne, Inc.                       22,941           902
Lowe's Cos., Inc.                        166,723        10,737
Marriot International, Inc.
  Class A                                 36,639         2,308
Mattel, Inc.                              86,345         1,440
Maytag Corp.                              17,529           320
McDonald's Corp.                         268,653         8,997
McGraw-Hill, Inc.                         80,626         3,873
Meredith Corp.                             8,947           446
New York Times Co. Class A                30,745           915
Newell Rubbermaid, Inc.                   57,721         1,307
News Corp. Class A                       524,000         8,169
NIKE, Inc. Class B                        40,813         3,334
Nordstrom, Inc.                           47,176         1,619
Office Depot, Inc. (a)                    66,770         1,983
OfficeMax, Inc.                           14,319           453
Omnicom Group, Inc.                       39,317         3,288
Pulte Homes, Inc.                         45,772         1,965
Radioshack Corp.                          28,653           711
Reebok International, Ltd.                11,271           638
Sears Holdings Corp. (a)                  22,152         2,756
Sherwin-Williams Co.                      24,270         1,070
Snap-On, Inc.                             12,548           453
Stanley Works                             15,532           725
Staples, Inc.                            158,625         3,382
Starbucks Corp. (a)                       82,126         4,115
Starwood Hotels & Resorts
  Worldwide, Inc. Class B                 47,112         2,693
Target Corp.                             189,257         9,828
Tiffany & Co.                             30,068         1,196
Time Warner, Inc.                      1,005,247        18,205
TJX Cos., Inc.                            99,413         2,036
Tribune Co.                               56,555         1,917
Univision Communications, Inc.
  Class A (a)                             49,218         1,306
V.F. Corp.                                19,088         1,107
Viacom, Inc. Class B                     339,497        11,207
Visteon Corp.                             27,553           269
Walt Disney Co.                          429,673        10,368
Wendy's International, Inc.               24,567         1,109
Whirlpool Corp.                           14,166         1,073
Yum! Brands, Inc.                         61,022         2,954
                                                   -----------
                                                       254,547
                                                   -----------
CONSUMER STAPLES -- 9.51%
Alberto Culver Co. Class B                16,058           719
Albertson's, Inc.                         79,913         2,050
Altria Group, Inc.                       444,464        32,762
Anheuser-Busch Cos., Inc.                166,167         7,152
Archer-Daniels-Midland Co.               139,167         3,432
Avon Products, Inc.                      101,748         2,747
Brown-Forman Corp. Class B                17,682         1,053
Campbell Soup Co.                         39,583         1,178
Clorox Co.                                32,410         1,800
Coca-Cola Co.                            444,635        19,204
Coca-Cola Enterprises, Inc.               64,300         1,254
Colgate-Palmolive Co.                    111,835         5,904

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
CONSUMER STAPLES -- (CONTINUED)
ConAgra Foods, Inc.                      109,746   $     2,716
Constellation Brands, Inc.
  Class A (a)                             42,900         1,115
Costco Wholesale Corp.                   102,451         4,415
CVS Corp.                                173,884         5,044
General Mills, Inc.                       77,864         3,753
Gillette Co.                             192,344        11,194
H.J. Heinz Co.                            73,820         2,697
Hershey Foods Corp.                       39,308         2,213
Kellogg Co.                               54,829         2,529
Kimberly-Clark Corp.                     102,464         6,100
Kroger Co. (a)                           156,322         3,219
McCormick & Co., Inc.                     28,600           933
Molson Coors Brewing Co.,
  Class B                                 12,244           784
Pepsi Bottling Group, Inc.                29,553           844
PepsiCo, Inc.                            357,610        20,280
Procter & Gamble Co.                     548,822        32,633
Reynolds American, Inc.                   18,240         1,514
Safeway, Inc.                             95,193         2,437
Sara Lee Corp.                           169,417         3,211
SuperValu, Inc.                           29,060           904
Sysco Corp.                              136,481         4,281
Tyson Foods, Inc., Class A                53,800           971
UST Corp.                                 34,647         1,450
Wal-Mart Stores, Inc.                    534,828        23,436
Walgreen Co.                             218,710         9,503
Wrigley Wm., Jr. Co.                      38,316         2,754
                                                   -----------
                                                       230,185
                                                   -----------
ENERGY -- 10.06%
Amerada Hess Corp.                        17,002         2,338
Anadarko Petroleum Corp.                  50,554         4,841
Apache Corp.                              70,330         5,290
Baker Hughes, Inc.                        72,880         4,349
BJ Services Co.                           69,810         2,512
Burlington Resources, Inc.                81,256         6,608
ChevronTexaco Corp.                      482,288        31,218
ConocoPhillips                           298,082        20,839
Devon Energy Corp.                        97,022         6,660
El Paso Corp.                            140,994         1,960
EOG Resources, Inc.                       51,768         3,877
ExxonMobil Corp.                       1,350,202        85,792
Halliburton Co.                          108,686         7,447
Kerr-McGee Corp.                          24,721         2,401
Kinder Morgan, Inc.                       20,338         1,956
Marathon Oil Corp.                        78,257         5,394
Murphy Oil Corp.                          34,900         1,740
Nabors Industries, Ltd. (a)               33,715         2,422
National Oilwell Varco, Inc. (a)          37,500         2,467
Noble Corp.                               29,623         2,028
Occidental Petroleum Corp.                85,523         7,306
Rowan Cos., Inc.                          23,239           825
Schlumberger, Ltd.                       125,807        10,616
Sunoco, Inc.                              28,856         2,257
Transocean, Inc. (a)                      70,295         4,310
Valero Energy Corp.                       65,400         7,394
Weatherford International,
  Ltd. (a)                                30,000         2,060
Williams Cos., Inc.                      123,637         3,097
XTO Energy, Inc.                          78,000         3,535
                                                   -----------
                                                       243,539
                                                   -----------
FINANCIALS -- 19.69%
ACE, Ltd.                                 62,355         2,935
AFLAC, Inc.                              107,316         4,861
Allstate Corp.                           140,607         7,774
Ambac Financial Group, Inc.               23,047         1,661
American Express Co.                     266,473        15,306
American International Group, Inc.       555,683        34,430
AmSouth Bancorp                           74,619         1,885
AON Corp.                                 69,023         2,214
Apartment Investment &
  Management Co. Class A                  20,500           795
Archstone-Smith Trust                     45,300         1,806
Bank of America Corp.                    860,400        36,223
Bank of New York Co., Inc.               166,479         4,896
BB&T Corp.                               117,118         4,573
Bear Stearns Cos., Inc.                   24,099         2,645
Capital One Financial Corp.               61,715         4,908
Charles Schwab Corp.                     222,293         3,208
Chubb Corp.                               42,439         3,800
Cincinnati Financial Corp.                37,405         1,567
CIT Group, Inc.                           43,200         1,952
Citigroup, Inc.                        1,107,171        50,398
Comerica, Inc.                            35,532         2,093
Compass Bancshares, Inc.                  26,100         1,196
Countrywide Financial Corp.              127,186         4,195
E*Trade Financial Corp. (a)               80,900         1,424
Equity Office Properties Trust            87,841         2,873
Equity Residential                        62,207         2,354
Fannie Mae                               207,029         9,279
Federal Home Loan Mortgage
  Corp.                                  147,846         8,347
Federated Investors, Inc.
  Class B                                 18,100           601
Fifth Third Bancorp                      119,000         4,371
First Horizon National Corp.              26,117           949
Franklin Resources, Inc.                  31,744         2,665
Golden West Financial Corp.               54,622         3,244
Goldman Sachs Group, Inc.                 99,500        12,097
Hartford Financial Services
  Group, Inc.                             64,088         4,946
Huntington Bancshares, Inc.               49,154         1,104
J.P. Morgan Chase & Co.                  752,219        25,523
Janus Capital Group, Inc.                 48,419           700
Jefferson-Pilot Corp.                     28,460         1,456
KeyCorp                                   88,509         2,854
Lehman Brothers Holdings, Inc.            58,318         6,793
Lincoln National Corp.                    36,431         1,895

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                      MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
FINANCIALS -- (CONTINUED)
Loews Corp.                               29,014   $     2,681
M & T Bank Corp.                          17,200         1,818
Marsh & McLennan Cos., Inc.              115,536         3,511
Marshall & Ilsley Corp.                   44,892         1,953
MBIA, Inc.                                28,458         1,725
MBNA Corp.                               270,602         6,668
Mellon Financial Corp.                    89,423         2,859
Merrill Lynch & Co., Inc.                198,327        12,167
MetLife, Inc.                            161,807         8,063
MGIC Investment Corp.                     20,162         1,294
Moody's Corp.                             53,930         2,755
Morgan Stanley                           232,343        12,533
National City Corp.                      121,191         4,053
North Fork Bancorp, Inc.                 103,435         2,638
Northern Trust Corp.                      39,540         1,999
Plum Creek Timber Co., Inc.               38,580         1,463
PNC Financial Services Group, Inc.        62,147         3,606
Principal Financial Group, Inc.           59,650         2,826
Progressive Corp.                         42,447         4,447
ProLogis                                  52,800         2,340
Providian Financial Corp. (a)             62,173         1,099
Prudential Financial, Inc.               109,900         7,425
Public Storage, Inc.                      17,700         1,186
Regions Financial Corp.                   97,709         3,041
SAFECO Corp.                              26,764         1,429
Simon Property Group, Inc.                39,163         2,903
SLM Corp.                                 89,942         4,824
Sovereign Bancorp, Inc.                   76,800         1,693
St. Paul Travelers Cos., Inc.            144,525         6,485
State Street Corp. (b)                    71,425         3,494
SunTrust Banks, Inc.                      77,572         5,387
Synovus Financial Corp.                   67,704         1,877
T. Rowe Price Group, Inc.                 27,790         1,815
Torchmark Corp.                           22,276         1,177
U.S. Bancorp                             390,961        10,978
UnumProvident Corp.                       62,935         1,290
Vornado Realty Trust                      25,200         2,183
Wachovia Corp.                           337,786        16,075
Washington Mutual, Inc.                  188,113         7,378
Wells Fargo Co.                          361,511        21,174
XL Capital, Ltd. Class A                  30,432         2,070
Zions Bancorp                             19,619         1,397
                                                   -----------
                                                       476,575
                                                   -----------
HEALTH CARE -- 12.96%
Abbott Laboratories                      332,867        14,114
Aetna, Inc.                               62,464         5,381
Allergan, Inc.                            28,291         2,592
AmerisourceBergen Corp.                   22,116         1,710
Amgen, Inc. (a)                          264,175        21,047
Applera Corp. - Applied
  Biosystems Group                        42,467           987
Bausch & Lomb, Inc.                       11,325           914
Baxter International, Inc.               133,126         5,308
Becton, Dickinson & Co.                   53,429         2,801
Biogen Idec, Inc. (a)                     72,473         2,861
Biomet, Inc.                              53,041         1,841
Boston Scientific Corp. (a)              126,296         2,952
Bristol-Myers Squibb Co.                 418,317        10,065
C.R. Bard, Inc.                           22,094         1,459
Cardinal Health, Inc.                     91,866         5,828
Caremark Rx, Inc. (a)                     96,908         4,839
Chiron Corp. (a)                          23,344         1,018
CIGNA Corp.                               27,589         3,252
Coventry Health Care, Inc. (a)            23,000         1,978
Eli Lilly & Co.                          242,497        12,978
Express Scripts, Inc. (a)                 32,300         2,009
Fisher Scientific
  International, Inc. (a)                 26,500         1,644
Forest Laboratories, Inc. (a)             73,406         2,861
Genzyme Corp. (a)                         54,905         3,933
Gilead Sciences, Inc. (a)                 97,500         4,754
Guidant Corp.                             70,564         4,861
HCA, Inc.                                 96,659         4,632
Health Management Associates,
  Inc. Class A                            52,698         1,237
Hospira, Inc. (a)                         34,836         1,427
Humana, Inc. (a)                          34,425         1,648
IMS Health, Inc.                          48,381         1,218
Johnson & Johnson                        637,046        40,312
King Pharmaceuticals, Inc. (a)            52,332           805
Laboratory Corp. of America
  Holdings (a)                            29,500         1,437
Manor Care, Inc.                          16,651           640
McKesson Corp.                            65,931         3,128
Medco Health Solutions, Inc. (a)          65,072         3,568
MedImmune, Inc. (a)                       51,965         1,749
Medtronic, Inc.                          259,302        13,904
Merck & Co., Inc.                        469,603        12,778
Millipore Corp. (a)                       10,728           675
Mylan Laboratories Inc.                   46,100           888
Pfizer, Inc.                           1,578,374        39,412
Quest Diagnostics Inc.                    35,500         1,794
Schering-Plough Corp.                    315,824         6,648
St. Jude Medical, Inc. (a)                77,994         3,650
Stryker Corp.                             62,108         3,070
Tenet Healthcare Corp. (a)                99,009         1,112
Thermo Electron Corp. (a)                 33,929         1,048
UnitedHealth Group, Inc.                 270,468        15,200
Watson Pharmaceuticals, Inc. (a)          22,003           805
Wellpoint, Inc. (a)                      131,278         9,953
Wyeth                                    286,831        13,272
Zimmer Holdings, Inc. (a)                 53,320         3,673
                                                   -----------
                                                       313,670
                                                   -----------
INDUSTRIALS -- 10.87%
3M Co.                                   163,684        12,008

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
INDUSTRIALS -- (CONTINUED)
Allied Waste Industries, Inc.(a)          46,467   $       393
American Power Conversion Corp.           36,667           950
American Standard Cos., Inc.              39,221         1,826
Avery Dennison Corp.                      23,670         1,240
Boeing Co.                               175,545        11,928
Burlington Northern Santa Fe Corp.        80,450         4,811
Caterpillar, Inc.                        145,470         8,546
Cendant Corp.                            225,422         4,653
Cintas Corp.                              29,382         1,206
Cooper Industries, Ltd.                   19,521         1,350
CSX Corp.                                 45,824         2,130
Cummins, Inc.                              9,973           877
Danaher Corp.                             50,826         2,736
Deere & Co.                               51,941         3,179
Dover Corp.                               42,713         1,742
Eaton Corp.                               31,778         2,019
Emerson Electric Co.                      88,435         6,350
Equifax, Inc.                             27,769           970
FedEx Corp.                               64,746         5,641
Fluor Corp.                               18,106         1,166
General Dynamics Corp.                    43,006         5,141
General Electric Co. (c)               2,270,123        76,435
Goodrich Co.                              25,755         1,142
Honeywell International, Inc.            182,942         6,860
Illinois Tool Works, Inc.                 44,664         3,677
Ingersoll-Rand Co. Class A                72,900         2,787
ITT Industries, Inc.                      19,602         2,227
L-3 Communications Holdings, Inc.         25,700         2,032
Lockheed Martin Corp.                     77,871         4,753
Masco Corp.                               91,274         2,800
Monster Worldwide, Inc. (a)               25,792           792
Navistar International Corp. (a)          13,180           427
Norfolk Southern Corp.                    87,361         3,543
Northrop Grumman Corp.                    76,978         4,184
PACCAR, Inc.                              36,570         2,483
Pall Corp.                                26,774           736
Parker-Hannifin Corp.                     25,223         1,622
Pitney Bowes, Inc.                        48,439         2,022
R.R. Donnelley & Sons Co.                 46,660         1,730
Raytheon Co.                              97,414         3,704
Robert Half International, Inc.           36,214         1,289
Rockwell Automation, Inc.                 38,820         2,054
Rockwell Collins, Inc.                    37,619         1,818
Ryder Systems, Inc.                       13,980           478
Southwest Airlines Co.                   147,740         2,194
Textron, Inc.                             28,375         2,035
Tyco International, Ltd.                 432,848        12,055
Union Pacific Corp.                       56,840         4,075
United Parcel Service, Inc.
  Class B                                237,100        16,391
United Technologies Corp.                219,214        11,364
W.W. Grainger, Inc.                       16,109         1,014
Waste Management, Inc.                   119,679         3,424
                                                   -----------
                                                       263,009
                                                   -----------
INFORMATION TECHNOLOGY -- 15.06%
ADC Telecommunications, Inc. (a)          25,018           572
Adobe Systems, Inc.                      106,242         3,171
Advanced Micro Devices, Inc. (a)          86,384         2,177
Affiliated Computer Services,
  Inc. (a)                                26,500         1,447
Agilent Technologies, Inc. (a)           105,727         3,463
Altera Corp. (a)                          79,078         1,511
Analog Devices, Inc.                      79,661         2,959
Andrew Corp. (a)                          34,827           388
Apple Computer, Inc. (a)                 177,492         9,515
Applied Materials, Inc.                  346,761         5,881
Applied Micro Circuits Corp. (a)          68,042           204
Autodesk, Inc.                            49,530         2,300
Automatic Data Processing, Inc.          124,938         5,377
Avaya, Inc. (a)                           90,415           931
BMC Software, Inc. (a)                    46,836           988
Broadcom Corp. (a)                        60,246         2,826
CIENA Corp. (a)                          126,088           333
Cisco Systems, Inc. (a)                1,368,559        24,538
Citrix Systems, Inc. (a)                  35,753           899
Computer Associates
  International, Inc.                     99,144         2,757
Computer Sciences Corp. (a)               40,182         1,901
Compuware Corp. (a)                       84,057           799
Comverse Technology, Inc. (a)             42,838         1,125
Convergys Corp. (a)                       30,805           443
Corning, Inc. (a)                        314,885         6,087
Dell, Inc. (a)                           513,391        17,558
Electronic Arts, Inc. (a)                 64,600         3,675
Electronic Data Systems Corp.            112,286         2,520
EMC Corp. (a)                            515,641         6,672
First Data Corp.                         166,004         6,640
Fiserv, Inc. (a)                          40,247         1,846
Freescale Semiconductor, Inc. (a)         87,908         2,073
Gateway, Inc. (a)                         65,065           176
Hewlett-Packard Co.                      613,519        17,915
Intel Corp.                            1,304,803        32,163
International Business
  Machines Corp.                         341,718        27,413
Intuit, Inc. (a)                          38,951         1,745
Jabil Circuit, Inc. (a)                   36,613         1,132
JDS Uniphase Corp. (a)                   352,519           783
KLA-Tencor Corp.                          42,864         2,090
Lexmark International Group,
  Inc. Class A (a)                        25,102         1,533
Linear Technology Corp.                   66,375         2,495
LSI Logic Corp. (a)                       81,935           807

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
INFORMATION TECHNOLOGY -- (CONTINUED)
Lucent Technologies, Inc. (a)            960,472   $     3,122
Maxim Integrated Products, Inc.           70,856         3,022
Mercury Interactive Corp. (a)             18,248           723
Micron Technology, Inc. (a)              129,932         1,728
Microsoft Corp. (c)                    1,972,904        50,763
Molex, Inc.                               30,910           825
Motorola, Inc.                           528,098        11,666
National Semiconductor Corp.              73,518         1,934
NCR Corp. (a)                             39,184         1,250
Network Appliance, Inc. (a)               77,867         1,849
Novell, Inc. (a)                          82,542           615
Novellus Systems, Inc. (a)                28,769           722
NVIDIA Corp. (a)                          35,951         1,232
Oracle Corp. (a)                         806,638         9,994
Parametric Technology Corp. (a)           58,241           406
Paychex, Inc.                             71,027         2,634
PerkinElmer, Inc.                         27,257           555
PMC-Sierra, Inc. (a)                      38,624           340
QLogic Corp. (a)                          19,245           658
QUALCOMM, Inc.                           349,178        15,626
Sabre Holdings Corp. Class A              28,424           576
Sanmina-SCI Corp. (a)                    112,858           484
Scientific-Atlanta, Inc.                  32,168         1,207
Siebel Systems, Inc.                     110,658         1,143
Solectron Corp. (a)                      204,614           800
Sun Microsystems, Inc. (a)               737,088         2,889
Symantec Corp. (a)                       256,234         5,806
Symbol Technologies, Inc.                 52,185           505
Tektronix, Inc.                           18,629           470
Tellabs, Inc. (a)                         95,775         1,008
Teradyne, Inc. (a)                        41,392           683
Texas Instruments, Inc.                  347,603        11,784
Unisys Corp. (a)                          72,779           483
Waters Corp. (a)                          25,057         1,042
Xerox Corp. (a)                          207,342         2,830
Xilinx, Inc.                              74,104         2,064
Yahoo!, Inc. (a)                         268,180         9,075
                                                   -----------
                                                       364,341
                                                   -----------
MATERIALS -- 2.83%
Air Products & Chemicals, Inc.            47,289         2,608
Alcoa, Inc.                              186,646         4,558
Allegheny Technologies, Inc.              18,029           559
Ashland, Inc.                             15,880           877
Ball Corp.                                23,170           851
Bemis Co., Inc.                           23,128           571
Dow Chemical Co.                         206,299         8,596
E.I. Du Pont de Nemours & Co.            212,739         8,333
Eastman Chemical Co.                      16,862           792
Ecolab, Inc.                              39,426         1,259
Engelhard Corp.                           25,130           701
Freeport-McMoRan Copper &
  Gold, Inc. Class B                      38,014         1,847
Georgia-Pacific Group                     56,440         1,922
Hercules, Inc. (a)                        24,698           302
International Flavors &
  Fragrances, Inc.                        17,504           624
International Paper Co.                  105,956         3,158
Louisiana-Pacific Corp.                   23,859           661
MeadWestvaco Corp.                        39,188         1,082
Monsanto Co.                              57,946         3,636
Newmont Mining Corp.                      96,142         4,535
Nucor Corp.                               33,904         2,000
Pactiv Corp. (a)                          32,164           564
Phelps Dodge Corp.                        21,005         2,729
PPG Industries, Inc.                      36,090         2,136
Praxair, Inc.                             69,820         3,346
Rohm & Haas Co.                           31,096         1,279
Sealed Air Corp. (a)                      18,036           856
Sigma-Aldrich Corp.                       14,493           928
Temple-Inland, Inc.                       23,828           973
United States Steel Corp.                 24,002         1,017
Vulcan Materials Co.                      22,296         1,655
Weyerhaeuser Co.                          52,824         3,632
                                                   -----------
                                                        68,587
                                                   -----------
TELECOMMUNICATION SERVICES -- 3.04%
ALLTEL Corp.                              81,698         5,319
AT&T Corp.                               173,147         3,428
BellSouth Corp.                          391,928        10,308
CenturyTel, Inc.                          27,408           959
Citizens Communications Co.               72,677           985
Qwest Communications
  International, Inc. (a)                325,122         1,333
SBC Communications, Inc.                 707,504        16,959
Sprint Corp. (Fon Group)                 628,100        14,936
Verizon Communications, Inc.             592,198        19,359
                                                   -----------
                                                        73,586
                                                   -----------
UTILITIES -- 3.58%
AES Corp. (a)                            137,914         2,266
Allegheny Energy, Inc. (a)                33,899         1,041
Ameren Corp.                              44,142         2,361
American Electric Power Co.,
  Inc.                                    84,054         3,337
Calpine Corp. (a)                        115,752           300
CenterPoint Energy, Inc.                  67,993         1,011
Cinergy Corp.                             43,158         1,917
CMS Energy Corp. (a)                      46,605           767
Consolidated Edison, Inc.                 52,822         2,564
Constellation Energy Group,
  Inc.                                    38,503         2,372
Dominion Resources, Inc.                  72,887         6,278
DTE Energy Co.                            38,046         1,745
Duke Energy Corp.                        198,177         5,781
Dynegy, Inc. Class A (a)                  61,330           289
Edison International                      70,362         3,327
Entergy Corp.                             44,643         3,318

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                     MARKET
                                                      VALUE
                                         SHARES       (000)
                                       ---------   -----------
UTILITIES -- (CONTINUED)
Exelon Corp.                             143,378   $     7,662
FirstEnergy Corp.                         71,212         3,711
FPL Group, Inc.                           84,278         4,012
KeySpan Corp.                             38,006         1,397
Nicor, Inc.                                9,313           391
NiSource, Inc.                            59,367         1,440
Peoples Energy Corp.                       8,131           320
PG&E Corp.                                79,823         3,133
Pinnacle West Capital Corp.               20,581           907
PPL Corp.                                 80,536         2,604
Progress Energy, Inc.                     54,408         2,435
Public Service Enterprise
  Group, Inc.                             51,622         3,322
Sempra Energy                             54,789         2,578
Southern Co.                             159,758         5,713
TECO Energy, Inc.                         43,276           780
TXU Corp.                                 51,348         5,796
Xcel Energy, Inc.                         87,497         1,716
                                                   -----------
                                                        86,591
                                                   -----------
TOTAL COMMON STOCKS
(Cost $1,732,381,780)                                2,374,630
                                                   -----------

                                                                             PAR       MARKET
                                                                           AMOUNT      VALUE
                                                                            (000)      (000)
                                                                           -------     ------
U.S. GOVERNMENT SECURITIES -- 0.18%
United States Treasury Bill
3.37% due 12/08/05 (c) (d)                                                 $ 4,299      4,272
                                                                                       ------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,272,439)                                                                       4,272
                                                                                       ------

                                                                    MARKET
                                                       SHARES        VALUE
                                                       (000)         (000)
                                                      -------     ----------
MONEY MARKET FUNDS -- 1.55%
AIM Short Term Investment
  Prime Portfolio                                      36,899     $   36,899
Federated Money Market
  Obligations Trust                                       497            497
                                                                  ----------
TOTAL MONEY MARKET FUNDS
(Cost $37,395,993)                                                    37,396
                                                                  ----------
TOTAL INVESTMENTS -- 99.85%
(identified cost $1,774,050,212) (e) (f)                           2,416,298

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.15%                         3,741
                                                                  ----------

NET ASSETS -- 100.00%                                             $2,420,039
                                                                  ----------

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d) Rate represents annualized yield at date of purchase.

(e) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2005 was $762,919,013 and $120,671,023, respectively, resulting in net unrealized appreciation of investments of $642,247,990.

(f) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -(CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                         Number         Unrealized
                                          of           Depreciation
                                       Contracts          (000)
-------------------------------------------------------------------
SCHEDULE OF FUTURES
 CONTRACTS
S&P 500 Financial Futures
Contracts (long) Expiration
Date 12/2005                              453          $       (156)
                                                       ------------

Total unrealized depreciation
on open futures contracts
purchased                                              $       (156)
                                                       ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)

AFFILIATE ISSUER TABLE

                                 Number of                                          Number of
                                   Shares     Shares Purchased      Shares Sold      Shares                              Realized
                                    held        For the Nine       For the Nine       held         Income Earned          Gain
           Security                  at            Months             Months           at       For the Nine Months     on shares
          Description             12/31/04     Ended 09/30/05     Ended 09/30/05    09/30/05       Ended 09/30/05         sold
-----------------------          ----------   -----------------   ---------------   ---------   -------------------   --------------
State Street Corp.                   79,225               6,600            14,400      71,425   $            39,807   $       86,566

State Street Navigator
Securities
Lending Prime Portfolio          98,441,667         953,981,360     1,052,423,027           -   $            93,444                -

For information on the Portfolio's other significant accounting policies, please refer to the Portfolio's most recent semiannual financial statements.

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2005 is provided below.


MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
ADVERTISING AGENCIES - 0.6%      10,235   Advo, Inc.                                 $  320,253
                                 19,600   aQuantive, Inc. (a)                           394,548
                                 15,600   Catalina Marketing Corp.                      354,744
                                  8,300   Greenfield Online, Inc. (a)                    45,152
                                  4,700   Marchex, Inc. Class B (a)(e)                   77,832
                                 16,000   Valassis Communications, Inc. (a)             623,680
                                 23,600   ValueClick, Inc. (a)                          403,324
                                  6,900   Ventiv Health, Inc. (a)                       180,849
                                                                                     ----------
                                                                                      2,400,382
                                                                                     ----------

AEROSPACE - 0.5%                  1,800   ARGON ST, Inc. (a)                             52,812
                                  7,734   Curtiss-Wright Corp.                          477,265
                                  8,826   Heico Corp.                                   204,763
                                  5,500   K&F Industries Holdings, Inc. (a)              92,015
                                  4,400   MTC Technologies, Inc. (a)                    140,712
                                 11,313   Moog, Inc. Class A (a)                        333,960
                                 16,635   Orbital Sciences Corp. (a)                    207,938
                                 10,934   Teledyne Technologies, Inc. (a)               376,895
                                  3,900   United Industrial Corp.                       139,425
                                                                                     ----------
                                                                                      2,025,785
                                                                                     ----------

AGRICULTURE, FISHING &            1,100   Alico, Inc.                                    56,430
RANCHING - 0.2%                   3,200   The Andersons, Inc.                            93,696
                                 11,828   Delta & Pine Land Co.                         312,377
                                 18,300   Gold Kist, Inc. (a)                           357,765
                                                                                     ----------
                                                                                        820,268
                                                                                     ----------

AIR TRANSPORT - 0.8%             12,068   AAR Corp. (a)                                 207,328
                                 15,100   ABX Air, Inc. (a)                             123,820
                                 27,120   Airtran Holdings, Inc. (a)                    343,339
                                  8,399   Alaska Air Group, Inc. (a)                    244,075
                                 10,000   Aviall, Inc. (a)                              337,800
                                 24,100   Continental Airlines, Inc. Class B
                                          (a)(e)                                        232,806
                                 37,700   Delta Air Lines, Inc. (a)(e)                   28,275
                                 12,895   EGL, Inc. (a)                                 350,099
                                 11,000   ExpressJet Holdings, Inc. (a)                  98,670
                                 12,055   Frontier Airlines, Inc. (a)                   117,898
                                    100   MAIR Holdings, Inc. (a)                           583
                                  9,056   Mesa Air Group, Inc. (a)(e)                    74,712
                                 23,400   Northwest Airlines Corp. (a)(e)                15,561
                                  7,185   Offshore Logistics, Inc. (a)                  265,845
                                 10,300   Pinnacle Airlines Corp. (a)                    66,950
                                  2,700   Republic Airways Holdings, Inc. (a)            38,637
                                 20,100   Skywest, Inc.                                 539,082
                                  5,700   World Air Holdings, Inc. (a)                   60,420
                                                                                     ----------
                                                                                      3,145,900
                                                                                     ----------

ALUMINUM - 0.1%                   9,200   Aleris International, Inc. (a)                252,540
                                  8,602   Century Aluminum Co. (a)                      193,373
                                                                                     ----------
                                                                                        445,913
                                                                                     ----------

AUTO PARTS: AFTER MARKET -        8,843   Aftermarket Technology Corp. (a)              162,623
0.2%                              5,950   Commercial Vehicle Group, Inc. (a)            124,593
                                  6,000   Keystone Automotive Industries, Inc. (a)      172,860
                                  1,000   R&B, Inc. (a)                                  10,250
                                  3,300   Standard Motor Products, Inc.                  26,763
                                  6,899   Superior Industries International, Inc.
                                          (e)                                           148,466
                                  6,600   TBC Corp. (a)                                 227,634
                                                                                     ----------
                                                                                        873,189
                                                                                     ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
AUTO PARTS: ORIGINAL             11,400   American Axle & Manufacturing Holdings,
EQUIPMENT - 0.4%                          Inc.                                       $  263,112
                                 22,400   ArvinMeritor, Inc.                            374,528
                                 17,600   Hayes Lemmerz International, Inc. (a)          78,848
                                  2,200   Noble International Ltd.                       53,152
                                 19,900   Quantum Fuel Systems Technologies
                                          Worldwide, Inc. (a)(e)                         81,590
                                  2,273   Sauer-Danfoss, Inc.                            45,460
                                    800   Strattec Security Corp. (a)                    41,480
                                 13,400   Tenneco, Inc. (a)                             234,634
                                 40,200   Visteon Corp.                                 393,156
                                                                                     ----------
                                                                                      1,565,960
                                                                                     ----------

AUTO, TRUCKS & PARTS - 0.2%       1,200   Accuride Corp. (a)                             16,572
                                 12,294   Modine Manufacturing Co.                      450,944
                                  9,445   Wabash National Corp.                         185,689
                                                                                     ----------
                                                                                        653,205
                                                                                     ----------

BANKS: NEW YORK CITY - 0.0%       5,500   Signature Bank (a)                            148,445
                                                                                     ----------

BANKS: OUTSIDE NEW YORK CITY      3,540   1st Source Corp.                               81,951
- 7.3%                            3,600   ABC Bancorp                                    69,084
                                  3,821   Alabama National Bancorporation               244,315
                                  8,518   Amcore Financial, Inc.                        265,847
                                 22,004   Amegy Bancorp, Inc.                           497,951
                                  5,350   AmericanWest Bancorp (a)                      123,692
                                  1,500   Ames National Corp.                            40,785
                                  2,705   Arrow Financial Corp.                          73,354
                                    900   The Banc Corp. (a)                              9,720
                                  1,845   Bancfirst Corp.                               156,825
                                  2,715   The Bancorp Inc. (a)                           43,413
                                 24,900   Bancorpsouth, Inc.                            568,965
                                  1,200   BancTrust Financial Group, Inc.                22,932
                                  3,986   Bank of Granite Corp.                          75,893
                                  3,100   Bank of the Ozarks, Inc.                      106,423
                                  3,113   Banner Corp.                                   82,930
                                 10,893   Boston Private Financial Holdings, Inc.       289,100
                                 13,960   CVB Financial Corp.                           259,656
                                  1,600   Camden National Corp.                          60,272
                                  3,221   Capital City Bank Group, Inc.                 121,464
                                  2,700   Capital Corp. of the West                      82,485
                                  3,100   Capital Crossing Bank (a)                     107,694
                                  2,600   Capitol Bancorp Ltd.                           84,240
                                 12,100   Cardinal Financial Corp.                      116,765
                                  5,500   Cascade Bancorp                               114,840
                                 15,644   Cathay General Bancorp                        554,736
                                  5,300   Center Financial Corp.                        124,550
                                  3,482   Central Coast Bancorp (a)                      74,201
                                  9,548   Central Pacific Financial Corp.               335,899
                                  7,548   Chemical Financial Corp.                      245,310
                                 14,282   Chittenden Corp.                              378,616
                                  1,600   Citizens & Northern Corp.                      42,048
                                 15,600   Citizens Banking Corp.                        443,040
                                  7,293   City Holding Co.                              260,798
                                  2,299   CityBank                                       78,304
                                  1,800   Clifton Savings Bancorp, Inc.                  18,540
                                  3,926   CoBiz, Inc.                                    73,063
                                    500   Colony Bankcorp, Inc.                          13,530
                                    600   Columbia Bancorp                               24,114

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  6,641   Columbia Banking System, Inc.               $ 174,193
                                    500   Commercial Bankshares, Inc.                    18,795
                                  3,000   Community Bancorp (a)                          98,970
                                  8,300   Community Bank System, Inc.                   187,580
                                  5,642   Community Banks, Inc.                         158,597
                                  3,623   Community Trust Bancorp, Inc.                 116,588
                                  4,752   Corus Bankshares, Inc.                        260,552
                                 24,300   Doral Financial Corp.                         317,601
                                    700   Enterprise Financial Services Corp.            14,854
                                  1,600   EuroBancshares, Inc. (a)                       23,856
                                  1,900   FNB Corp.                                      52,592
                                  1,785   Farmers Capital Bank Corp.                     55,174
                                  1,700   Financial Institutions, Inc.                   31,297
                                 20,000   First BanCorp.                                338,400
                                  3,036   First Bancorp                                  60,841
                                  4,014   First Busey Corp.                              78,153
                                  9,123   First Charter Corp.                           223,331
                                  1,847   First Citizens BancShares, Inc. Class A       315,191
                                 20,940   First Commonwealth Financial Corp.            279,130
                                  5,300   First Community Bancorp, Inc.                 253,499
                                  2,894   First Community Bancshares, Inc.               84,910
                                 10,087   First Financial Bancorp                       187,618
                                  5,553   First Financial Bankshares, Inc.              193,411
                                  4,344   First Financial Corp.                         117,288
                                  5,546   First Merchants Corp.                         143,253
                                 12,800   First Midwest Bancorp, Inc.                   476,672
                                  1,150   First Oak Brook Bancshares, Inc.               34,833
                                  1,300   First Regional Bancorp (a)                    102,427
                                    400   First South Bancorp, Inc.                      13,324
                                  6,500   First State Bancorporation                    137,735
                                  9,300   Franklin Bank Corp. (a)                       150,195
                                  7,111   Frontier Financial Corp.                      206,219
                                  2,200   GB&T Bancshares, Inc.                          46,706
                                  8,843   Glacier Bancorp, Inc.                         272,983
                                 16,322   Gold Banc Corp., Inc.                         243,198
                                 13,700   Greater Bay Bancorp                           337,568
                                  6,654   Hancock Holding Co.                           227,168
                                 15,804   Hanmi Financial Corp.                         283,682
                                  8,778   Harleysville National Corp.                   192,677
                                  3,000   Heartland Financial USA, Inc.                  58,290
                                  6,200   Heritage Commerce Corp.                       128,960
                                 14,300   Hudson United Bancorp                         605,319
                                  4,645   Independent Bank Corp./MA                     141,115
                                  8,905   Independent Bank Corp./MI                     258,603
                                  4,974   Integra Bank Corp.                            107,936
                                  5,100   Interchange Financial Services Corp.           88,026
                                  5,448   Irwin Financial Corp.                         111,085
                                  4,197   Lakeland Bancorp, Inc.                         64,340
                                  1,700   Lakeland Financial Corp.                       70,295
                                  6,350   MB Financial, Inc.                            247,523
                                  3,477   MBT Financial Corp.                            64,081
                                  3,078   Macatawa Bank Corp.                           105,298
                                  4,456   Main Street Banks, Inc.                       119,421
                                  6,466   MainSource Financial Group, Inc.              114,642

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  3,629   Mercantile Bank Corp.                        $155,285
                                      1   Mercantile Bankshares Corp.                        54
                                  7,750   Mid-State Bancshares                          213,203
                                  1,580   Midwest Banc Holdings, Inc.                    36,530
                                  2,029   NBC Capital Corp.                              50,887
                                  9,713   NBT Bancorp, Inc.                             229,130
                                  7,300   Nara Bancorp, Inc.                            109,135
                                 10,062   National Penn Bancshares, Inc.                250,443
                                  1,200   Northern Empire Bancshares (a)                 29,904
                                 22,195   Old National Bancorp                          470,978
                                  5,976   Old Second Bancorp, Inc.                      178,324
                                  2,541   Omega Financial Corp.                          71,224
                                  9,418   Oriental Financial Group                      115,276
                                 16,162   Pacific Capital Bancorp                       538,033
                                  3,715   Park National Corp.                           402,223
                                  2,198   Peapack Gladstone Financial Corp.              60,313
                                    200   Pennsylvania Commerce Bancorp, Inc. (a)         7,136
                                  4,210   Peoples Bancorp, Inc.                         116,322
                                  4,400   Pinnacle Financial Partners, Inc. (a)         110,792
                                  6,200   Piper Jaffray Cos. (a)                        185,132
                                  1,250   Placer Sierra Bancshares                       34,338
                                    400   Preferred Bank                                 16,076
                                  1,700   Premierwest Bancorp (a)                        25,330
                                  6,896   PrivateBancorp, Inc.                          236,395
                                  4,800   Prosperity Bancshares, Inc.                   145,200
                                 12,124   Provident Bankshares Corp.                    421,673
                                 11,211   R-G Financial Corp. Class B                   154,151
                                  2,432   Renasant Corp.                                 76,973
                                 26,109   Republic Bancorp, Inc.                        369,181
                                  2,608   Republic Bancorp, Inc. Class A                 54,559
                                  1,344   Royal Bancshares of Pennsylvania Class A       30,025
                                  7,863   S&T Bancorp, Inc.                             297,221
                                  2,446   SCBT Financial Corp.                           77,245
                                  9,900   SVB Financial Group (a)                       481,536
                                  2,800   SY Bancorp, Inc.                               66,584
                                  4,414   Sandy Spring Bancorp, Inc.                    148,752
                                  1,603   Santander BanCorp                              39,482
                                  3,458   Seacoast Banking Corp. of Florida              81,021
                                  1,400   Security Bank Corp.                            34,846
                                    100   Sierra Bancorp                                  2,280
                                  4,300   Simmons First National Corp. Class A          122,636
                                  2,975   Southside Bancshares, Inc.                     56,555
                                  6,500   Southwest Bancorp, Inc.                       142,805
                                  2,601   State Bancorp, Inc.                            46,610
                                  1,800   State Financial Services Corp. Class A         65,736
                                 18,176   Sterling Bancshares, Inc.                     267,369
                                  8,702   Sterling Financial Corp.                      175,345
                                  3,400   Suffolk Bancorp                               108,494
                                  1,100   Summit Bancshares, Inc.                        20,207
                                    400   Summit Financial Group, Inc.                   10,780
                                  5,957   Sun Bancorp, Inc. (a)                         125,633
                                 17,116   Susquehanna Bancshares, Inc.                  411,469
                                    200   Taylor Capital Group, Inc.                      7,564
                                  9,461   Texas Capital Bancshares, Inc. (a)            200,100

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 14,976   Texas Regional Bancshares, Inc. Class A    $   431,159
                                  2,782   Tompkins Trustco, Inc.                         120,322
                                  3,400   Trico Bancshares                                73,168
                                 22,561   TrustCo Bank Corp. NY                          282,689
                                 17,027   Trustmark Corp.                                474,202
                                 25,500   UCBH Holdings, Inc.                            467,160
                                  5,776   UMB Financial Corp.                            379,368
                                  3,496   USB Holding Co., Inc.                           79,720
                                 16,450   Umpqua Holdings Corp.                          400,064
                                  2,500   Union Bankshares Corp.                         104,450
                                 13,500   United Bankshares, Inc.                        471,825
                                  9,200   United Community Banks, Inc.                   262,200
                                    600   United Security Bancshares                      16,242
                                  2,850   Univest Corp. of Pennsylvania                   78,803
                                  7,219   Unizan Financial Corp.                         174,772
                                  4,100   Vineyard National Bancorp (e)                  121,155
                                  2,912   Virginia Commerce Bancorp (a)                   78,857
                                  2,100   Virginia Financial Group, Inc.                  75,705
                                  4,200   Washington Trust Bancorp, Inc.                 114,198
                                  9,063   WesBanco, Inc.                                 249,233
                                  4,790   West Bancorporation, Inc.                       88,711
                                  4,400   West Coast Bancorp                             110,000
                                  9,183   Westamerica Bancorporation                     474,302
                                  1,920   Western Sierra Bancorp (a)                      66,125
                                  4,600   Wilshire Bancorp, Inc.                          70,380
                                  8,400   Wintrust Financial Corp.                       422,184
                                  3,600   Yardville National Bancorp                     126,900
                                                                                     -----------
                                                                                      28,861,729
                                                                                     -----------

BEVERAGE: BREWERS (WINERIES)
- 0.0%                            5,000   Boston Beer Co., Inc. Class A (a)              125,000

BEVERAGE: SOFT DRINKS - 0.1%        987   Coca-Cola Bottling Co. Consolidated             48,304
                                  1,710   Farmer Bros. Co.                                34,525
                                  4,200   Hansen Natural Corp. (a)(e)                    197,106
                                  2,290   National Beverage Corp. (a)                     17,770
                                  4,200   Peet's Coffee & Tea, Inc. (a)                  128,604
                                                                                     -----------
                                                                                         426,309
                                                                                     -----------

BIOTECHNOLOGY RESEARCH &         37,100   Aastrom Biosciences, Inc. (a)(e)                86,814
PRODUCTION - 2.4%                25,300   Abgenix, Inc. (a)                              320,804
                                  9,087   Albany Molecular Research, Inc. (a)            110,680
                                 10,380   Alexion Pharmaceuticals, Inc. (a)              287,318
                                  9,013   Antigenics, Inc. (a)(e)                         48,850
                                 22,300   Applera Corp. - Celera Genomics
                                          Group (a)                                      270,499
                                 14,300   Arena Pharmaceuticals, Inc. (a)(e)             141,570
                                 17,519   Ariad Pharmaceuticals, Inc. (a)                130,166
                                 14,100   Arqule, Inc. (a)                               110,403
                                  5,800   Array Biopharma, Inc. (a)                       41,644
                                  6,320   Arthrocare Corp. (a)                           254,190
                                  8,100   Barrier Therapeutics, Inc. (a)                  67,959
                                  9,300   Bioenvision, Inc. (a)                           74,679
                                 19,324   Cell Genesys, Inc. (a)(e)                      105,896
                                  9,231   Cell Therapeutics, Inc. (a)(e)                  26,401
                                  2,200   Cotherix, Inc. (a)                              30,690
                                 18,367   Cubist Pharmaceuticals, Inc. (a)               395,625
                                 13,000   CuraGen Corp. (a)                               64,350

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  9,700   Curis, Inc. (a)                            $   44,523
                                  9,100   Cypress Bioscience, Inc. (a)                   49,049
                                 16,300   deCODE genetics, Inc. (a)(e)                  136,757
                                  4,824   Digene Corp. (a)                              137,484
                                 16,000   Discovery Laboratories, Inc. (a)              103,200
                                  6,978   Diversa Corp. (a)                              40,403
                                  6,200   Dov Pharmaceutical, Inc. (a)                  105,276
                                 17,696   Encysive Pharmaceuticals, Inc. (a)            208,459
                                 17,300   Enzon Pharmaceuticals, Inc. (a)               114,699
                                 22,218   Exelixis, Inc. (a)                            170,412
                                 11,100   Genitope Corp. (a)(e)                          77,034
                                 15,529   Geron Corp. (a)(e)                            159,483
                                 38,500   Human Genome Sciences, Inc. (a)               523,215
                                 18,700   ICOS Corp. (a)                                516,494
                                  2,800   Idenix Pharmaceuticals Inc. (a)                70,280
                                 31,024   Incyte Corp. (a)                              145,813
                                  5,100   Integra LifeSciences Holdings Corp. (a)       195,126
                                 10,214   InterMune, Inc. (a)(e)                        169,042
                                  1,400   Kensey Nash Corp. (a)                          42,924
                                 10,600   Keryx Biopharmaceuticals, Inc. (a)            167,056
                                 18,605   Lexicon Genetics, Inc. (a)                     74,048
                                  5,850   MannKind Corp. (a)(e)                          80,086
                                    300   Marshall Edwards, Inc. (a)                      1,743
                                  8,700   Martek Biosciences Corp. (a)(e)               305,631
                                  6,901   Maxygen, Inc. (a)                              57,209
                                  3,600   Momenta Pharmaceuticals Inc. (a)               98,100
                                 28,900   Monogram Biosciences, Inc. (a)                 67,915
                                  4,400   Myogen, Inc. (a)                              103,400
                                  9,400   Myriad Genetics, Inc. (a)                     205,484
                                 12,923   NPS Pharmaceuticals, Inc. (a)                 130,652
                                 21,254   Nabi Biopharmaceuticals (a)                   278,427
                                 19,600   Nanogen, Inc. (a)                              62,916
                                  6,900   Nastech Pharmaceutical Co., Inc. (a)           97,566
                                 10,500   Neurocrine Biosciences, Inc. (a)              516,495
                                  5,600   Neurogen Corp. (a)                             38,528
                                  7,000   Northfield Laboratories, Inc. (a)              90,300
                                 11,200   Nuvelo, Inc. (a)                              107,520
                                  5,500   Orchid Cellmark, Inc. (a)                      46,750
                                  4,600   PRA International (a)                         139,426
                                  4,800   Progenics Pharmaceuticals, Inc. (a)           113,808
                                  8,970   Rigel Pharmaceuticals, Inc. (a)               213,217
                                 27,400   Savient Pharmaceuticals, Inc. (a)             103,298
                                  7,800   Seattle Genetics, Inc. (a)                     40,950
                                  9,672   Serologicals Corp. (a)                        218,200
                                 25,400   StemCells, Inc. (a)                           140,208
                                  8,245   Tanox, Inc. (a)                               120,789
                                 16,832   Telik, Inc. (a)                               275,372
                                    900   Tercica, Inc. (a)                              10,152
                                  3,338   Trimeris, Inc. (a)                             51,205
                                  4,400   ViaCell, Inc. (a)                              25,520
                                  7,300   Zymogenetics, Inc. (a)                        120,450
                                                                                     ----------
                                                                                      9,680,632
                                                                                     ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
BUILDING MATERIALS - 0.7%         2,500   Ameron International Corp.                 $  116,000
                                  2,900   BlueLinx Holdings, Inc.                        38,976
                                  4,000   Builders FirstSource, Inc. (a)                 89,320
                                  3,900   Building Material Holding Corp.               363,441
                                 20,000   Hughes Supply, Inc.                           652,000
                                  1,600   Huttig Building Products, Inc. (a)             14,480
                                  3,312   LSI Industries, Inc.                           62,928
                                  5,168   NCI Building Systems, Inc. (a)                210,803
                                 11,932   Simpson Manufacturing Co., Inc.               467,018
                                  6,745   Texas Industries, Inc.                        366,928
                                  4,909   Trex Co., Inc. (a)                            117,816
                                  7,865   Watsco, Inc.                                  417,710
                                                                                     ----------
                                                                                      2,917,420
                                                                                     ----------

BUILDING: AIR CONDITIONING       13,435   Lennox International, Inc.                    368,253
- 0.3%                           14,138   York International Corp.                      792,718
                                                                                     ----------
                                                                                      1,160,971
                                                                                     ----------

BUILDING: CEMENT - 0.2%           5,278   Eagle Materials, Inc.                         640,591
                                                                                     ----------

BUILDING: HEATING & PLUMBING      1,800   Aaon, Inc. (a)                                 33,084
 - 0.1%                           3,700   Interline Brands Inc. (a)                      77,737
                                 20,550   Jacuzzi Brands, Inc. (a)                      165,633
                                                                                     ----------
                                                                                        276,454
                                                                                     ----------

BUILDING: MISCELLANEOUS -         9,300   Comfort Systems USA, Inc. (a)                  81,933
0.1%                              4,600   Drew Industries, Inc. (a)                     118,726
                                 11,147   Griffon Corp. (a)                             274,216
                                                                                     ----------
                                                                                        474,875
                                                                                     ----------

BUILDING: ROOFING &               4,400   Beacon Roofing Supply, Inc. (a)               143,748
WALLBOARD - 0.1%                  6,851   ElkCorp                                       245,060
                                                                                     ----------
                                                                                        388,808
                                                                                     ----------

CABLE TELEVISION SERVICES        72,000   Charter Communications, Inc. Class A (a)
- 0.1%                                    (e)                                           108,000
                                  5,698   Crown Media Holdings, Inc. Class A (a)         62,393
                                 17,500   Insight Communications Company, Inc.
                                          Class A (a)                                   203,525
                                 21,294   TiVo, Inc. (a)(e)                             116,904
                                                                                     ----------
                                                                                        490,822
                                                                                     ----------

CASINOS & GAMBLING - 0.6%        15,300   Alliance Gaming Corp. (a)(e)                  166,005
                                  8,200   Ameristar Casinos, Inc.                       170,888
                                  9,125   Argosy Gaming Co. (a)                         428,784
                                 11,291   Aztar Corp. (a)                               347,876
                                  1,632   Churchill Downs, Inc.                          57,642
                                  2,815   Dover Downs Gaming & Entertainment, Inc.       38,284
                                  6,575   Isle of Capri Casinos, Inc. (a)               140,573
                                 10,700   MTR Gaming Group, Inc. (a)                     85,707
                                 11,700   Magna Entertainment Corp. Class A (a)          77,922
                                  9,100   Mikohn Gaming Corp. (a)                       120,939
                                  1,600   Monarch Casino & Resort, Inc. (a)              27,184
                                  9,000   Multimedia Games, Inc. (a)(e)                  87,390
                                 12,364   Pinnacle Entertainment, Inc. (a)              226,632
                                  1,600   Riviera Holdings Corp. (a)                     35,488
                                  9,400   Shuffle Master, Inc. (a)(e)                   248,442
                                  6,412   WMS Industries, Inc. (a)                      180,370
                                                                                     ----------
                                                                                      2,440,126
                                                                                     ----------

CHEMICALS - 1.1%                  3,000   American Vanguard Corp.                        54,930
                                  6,456   Arch Chemicals, Inc.                          150,102
                                  1,200   Balchem Corp.                                  33,060
                                 13,600   CF Industries Holdings, Inc. (a)              201,416

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  7,100   Cabot Microelectronics Corp. (a)           $  208,598
                                 16,201   Calgon Carbon Corp.                           127,988
                                 10,685   Cambrex Corp.                                 202,588
                                 13,500   EnerSys (a)                                   204,795
                                  6,364   Energy Conversion Devices, Inc. (a)           285,616
                                  9,837   Georgia Gulf Corp.                            236,875
                                 40,400   Hercules, Inc. (a)                            493,688
                                  8,667   MacDermid, Inc.                               227,595
                                  5,841   Medis Technologies Ltd. (a)(e)                104,846
                                  2,534   NL Industries, Inc.                            47,614
                                  4,200   NewMarket Corp. (a)                            72,828
                                  4,965   Nuco2, Inc. (a)                               127,849
                                  9,500   OM Group, Inc. (a)                            191,235
                                  3,500   Octel Corp.                                    58,345
                                  2,000   Pioneer Cos., Inc. (a)                         48,120
                                 29,567   PolyOne Corp. (a)                             179,176
                                  6,700   Rockwood Holdings, Inc. (a)                   127,635
                                 11,306   Schulman A, Inc.                              202,943
                                  6,100   Senomyx, Inc. (a)                             103,883
                                  1,555   Stepan Co.                                     38,968
                                 12,000   UAP Holding Corp.                             217,200
                                  6,600   Ultralife Batteries, Inc. (a)                  85,272
                                 12,500   Valence Technology, Inc. (a)(e)                33,625
                                 20,000   WR Grace & Co. (a)                            179,000
                                  3,050   Westlake Chemical Corp.                        82,594
                                  4,900   Zoltek Cos., Inc. (a)(e)                       64,435
                                                                                     ----------
                                                                                      4,392,819
                                                                                     ----------

COAL - 0.2%                       8,800   Alpha Natural Resources, Inc. (a)             264,352
                                  7,100   Foundation Coal Holdings, Inc.                272,995
                                  5,000   James River Coal Co. (a)                      252,350
                                                                                     ----------
                                                                                        789,697
                                                                                     ----------

COMMERCIAL BANKS - 0.0%           8,000   BankFinancial Corp.                           113,600

COMMERCIAL INFORMATION           13,000   Applied Digital Solutions, Inc. (a)            37,050
SERVICES - 0.3%                   9,158   Arbitron, Inc.                                364,855
                                148,100   CMGI, Inc. (a)                                247,327
                                 13,461   infoUSA, Inc.                                 142,956
                                  6,600   LECG Corp. (a)                                151,800
                                  7,574   ProQuest Co. (a)                              274,179
                                  6,753   Sourcecorp (a)                                144,784
                                                                                     ----------
                                                                                      1,362,951
                                                                                     ----------

COMMUNICATIONS & MEDIA           21,900   Entravision Communications Corp.
- 0.1%                                    Class A (a)                                   172,353
                                 76,300   Gemstar-TV Guide International, Inc. (a)      225,848
                                                                                     ----------
                                                                                        398,201
                                                                                     ----------

COMMUNICATIONS TECHNOLOGY       109,800   3Com Corp. (a)                                447,984
 - 2.6%                          19,200   Adtran, Inc.                                  604,800
                                 16,700   Airspan Networks, Inc. (a)                     84,001
                                  7,422   Anaren, Inc. (a)                              104,650
                                  8,572   Anixter International, Inc.                   345,709
                                  2,000   Arbinet-Thexchange Inc. (a)                    14,400
                                  9,100   Atheros Communications Inc. (a)                88,816
                                 16,900   Avocent Corp. (a)                             534,716
                                  3,159   Bel Fuse, Inc.                                115,082
                                  6,388   Black Box Corp.                               268,040
                                 15,450   Broadwing Corp. (a)(e)                         77,095

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 84,200   Brocade Communications Systems, Inc. (a)   $   343,536
                                 18,100   CSG Systems International (a)                  392,951
                                  1,672   Catapult Communications Corp. (a)               30,664
                                166,900   Ciena Corp. (a)                                440,616
                                 16,988   CommScope, Inc. (a)                            294,572
                                  5,925   Comtech Telecommunications Corp. (a)           245,710
                                  5,100   Consolidated Communications Holdings,
                                          Inc.                                            69,360
                                      8   CycleLogic, Inc. (a)                                 0
                                 10,300   Digi International, Inc. (a)                   110,519
                                 12,000   Ditech Communications Corp. (a)                 80,880
                                  9,013   Echelon Corp. (a)                               83,010
                                 24,400   Entrust, Inc. (a)                              136,640
                                 36,500   Extreme Networks (a)                           162,425
                                 39,400   Finisar Corp. (a)(e)                            53,978
                                 37,300   Foundry Networks, Inc. (a)                     473,710
                                 27,700   Glenayre Technologies, Inc. (a)                 99,443
                                 24,296   Harmonic, Inc. (a)                             141,403
                                  7,100   InPhonic, Inc. (a)(e)                           97,625
                                  8,577   Inter-Tel, Inc.                                180,117
                                 11,300   InterVoice, Inc. (a)                           101,813
                                  9,429   Ixia (a)                                       138,701
                                  6,800   j2 Global Communications, Inc. (a)(e)          274,856
                                  8,500   Netgear, Inc. (a)                              204,510
                                  7,000   Novatel Wireless, Inc. (a)                     101,290
                                 30,819   Oplink Communications, Inc. (a)                 46,845
                                  4,483   Optical Communication Products, Inc. (a)         8,428
                                 10,000   Redback Networks, Inc. (a)                      99,200
                                 10,508   Seachange International, Inc. (a)               66,831
                                 12,588   Secure Computing Corp. (a)                     142,874
                                 80,100   Sonus Networks, Inc. (a)                       464,580
                                  8,010   Standard Microsystems Corp. (a)                239,579
                                 52,900   Sycamore Networks, Inc. (a)                    199,433
                                  5,300   Syniverse Holdings, Inc. (a)                    81,620
                                 63,200   TIBCO Software, Inc. (a)                       528,352
                                  4,880   Talx Corp.                                     160,015
                                 16,800   Tekelec (a)                                    351,960
                                  8,030   Terremark Worldwide, Inc. (a)                   35,252
                                  2,640   Ulticom, Inc. (a)                               29,119
                                 35,300   Utstarcom, Inc. (a)(e)                         288,401
                                  6,501   Viasat, Inc. (a)                               166,751
                                  9,931   WebEx Communications, Inc. (a)                 243,409
                                 16,200   Westell Technologies, Inc. Class A (a)          58,968
                                 25,775   Zhone Technologies, Inc. (a)                    66,757
                                                                                     -----------
                                                                                      10,221,996
                                                                                     -----------

COMPUTER SERVICES SOFTWARE &     24,900   Acxiom Corp.                                   466,128
SYSTEMS - 4.6%                   16,802   Agile Software Corp. (a)                       120,470
                                  9,000   Altiris, Inc. (a)                              137,610
                                  4,000   American Reprographics Co. (a)                  68,400
                                  1,000   Ansoft Corp. (a)                                29,100
                                 10,432   Ansys, Inc. (a)                                401,528
                                  8,500   Anteon International Corp. (a)                 363,460
                                 19,780   Ariba, Inc. (a)                                112,746
                                 14,697   AsiaInfo Holdings, Inc. (a)                     71,280
                                 16,208   Aspen Technology, Inc. (a)                     101,300

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  8,300   Audible, Inc. (a)(e)                         $102,007
                                 56,200   BearingPoint, Inc. (a)                        426,558
                                    926   Blackbaud, Inc.                                13,121
                                  7,600   Blackboard, Inc. (a)                          190,076
                                  2,700   Blue Coat Systems, Inc. (a)                   117,396
                                 26,867   Borland Software Corp. (a)                    156,366
                                  7,100   Bottomline Technologies, Inc. (a)             107,139
                                  2,500   COMSYS IT Partners, Inc. (a)                   30,525
                                 16,402   Ciber, Inc. (a)                               121,867
                                  3,300   Click Commerce, Inc. (a)(e)                    60,489
                                  8,000   Concur Technologies, Inc. (a)                  98,960
                                  2,000   Constellation 3D, Inc. (a)                          0
                                  8,300   Covansys Corp. (a)                            132,468
                                 12,964   Dendrite International, Inc. (a)              260,447
                                 11,100   Digital River, Inc. (a)                       386,835
                                 30,707   Digitas, Inc. (a)                             348,832
                                  1,845   EPIQ Systems, Inc. (a)                         40,258
                                 14,739   Electronics for Imaging (a)                   338,113
                                  3,000   Emageon, Inc. (a)                              40,680
                                 18,900   Epicor Software Corp. (a)                     245,700
                                  4,700   Equinix, Inc. (a)                             195,755
                                  5,300   eCollege.com, Inc. (a)                         78,758
                                 19,379   Gartner, Inc. Class A (a)                     226,541
                                  8,800   Infocrossing, Inc. (a)(e)                      80,872
                                 30,200   Informatica Corp. (a)                         363,004
                                  1,800   Integral Systems, Inc.                         37,152
                                  7,700   Intermix Media, Inc. (a)                       92,092
                                 14,200   Internet Capital Group, Inc. (a)              125,102
                                 14,100   Internet Security Systems (a)                 338,541
                                  5,300   Intervideo, Inc. (a)                           53,159
                                 17,825   Interwoven, Inc. (a)                          145,630
                                  4,300   iGate Corp. (a)                                15,609
                                  9,908   JDA Software Group, Inc. (a)                  150,403
                                  6,100   Jupitermedia Corp. (a)                        108,031
                                  6,600   Kanbay International, Inc. (a)                124,080
                                 16,058   Keane, Inc. (a)                               183,543
                                  9,138   Keynote Systems, Inc. (a)                     118,611
                                 25,400   Lawson Software, Inc. (a)                     176,276
                                 17,900   Lionbridge Technologies (a)                   120,825
                                  5,974   MRO Software, Inc. (a)                        100,602
                                 14,500   Macrovision Corp. (a)                         276,950
                                  8,200   Magma Design Automation, Inc. (a)              66,584
                                  9,139   Manhattan Associates, Inc. (a)                212,025
                                  4,700   Mantech International Corp. Class A (a)       124,127
                                  6,200   Mapinfo Corp. (a)                              75,950
                                 15,997   Matrixone, Inc. (a)                            84,144
                                 23,300   Mentor Graphics Corp. (a)                     200,380
                                  7,356   Mercury Computer Systems, Inc. (a)            193,095
                                  7,300   Merge Technologies, Inc. (a)                  124,465
                                  4,100   MicroStrategy, Inc. Class A (a)               288,189
                                 26,500   Micromuse, Inc. (a)                           208,820
                                 10,798   Micros Systems, Inc. (a)                      472,412
                                 11,700   Motive, Inc. (a)                               74,178
                                  3,200   Ness Technologies, Inc. (a)                    32,000

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 16,774   NetIQ Corp. (a)                            $   205,314
                                  5,185   Netscout Systems, Inc. (a)                      28,155
                                  5,700   Online Resources Corp. (a)                      60,306
                                  4,300   Open Solutions, Inc. (a)                        93,826
                                 22,233   Openwave Systems, Inc. (a)                     399,749
                                 20,500   Opsware, Inc. (a)                              106,395
                                  1,800   PAR Technology Corp. (a)                        41,400
                                  3,900   PDF Solutions, Inc. (a)                         64,740
                                 10,507   Packeteer, Inc. (a)                            131,863
                                 11,894   Palm, Inc. (a)(e)                              336,957
                                 91,400   Parametric Technology Corp. (a)                637,058
                                  1,400   Pegasystems, Inc. (a)                            8,386
                                 13,608   Progress Software Corp. (a)                    432,326
                                  3,500   QAD, Inc.                                       29,015
                                 19,000   Quest Software, Inc. (a)                       286,330
                                  9,700   Radiant Systems, Inc. (a)                      100,104
                                 33,200   RealNetworks, Inc. (a)(e)                      189,572
                                  5,100   RightNow Technologies, Inc. (a)                 75,072
                                  4,200   Rimage Corp. (a)                               112,014
                                  4,200   SI International, Inc. (a)                     130,074
                                  3,989   SPSS, Inc. (a)                                  95,736
                                  5,600   SS&C Technologies, Inc.                        205,184
                                    500   SSA Global Techonologies, Inc. (a)               8,800
                                 11,261   SYKES Enterprises, Inc. (a)                    134,006
                                  1,100   SYNNEX Corp. (a)                                18,524
                                  7,399   SafeNet, Inc. (a)                              268,658
                                 26,592   Sapient Corp. (a)                              166,200
                                 25,995   ScanSoft, Inc. (a)                             138,553
                                  8,997   Serena Software, Inc. (a)                      179,310
                                 22,241   SonicWALL, Inc. (a)                            141,230
                                  6,700   Stellent, Inc. (a)                              57,419
                                 19,000   SupportSoft, Inc. (a)                           95,760
                                  1,583   Syntel, Inc.                                    30,853
                                 12,585   Transaction Systems Architects, Inc.
                                          Class A (a)                                    350,492
                                 12,808   Trizetto Group (a)                             180,849
                                 10,600   Tyler Technologies, Inc. (a)                    87,768
                                  9,500   Ultimate Software Group, Inc. (a)              174,990
                                 10,900   Vasco Data Security International (a)           98,754
                                  7,400   VeriFone Holdings, Inc. (a)                    148,814
                                  5,300   Verint Systems, Inc. (a)                       216,982
                                 14,967   Verity, Inc. (a)                               158,950
                                  7,580   Vignette Corp. (a)                             120,598
                                  6,651   Websense, Inc. (a)                             340,598
                                 22,800   Wind River Systems, Inc. (a)                   294,804
                                  7,800   Witness Systems, Inc. (a)                      162,942
                                 17,220   webMethods, Inc. (a)                           121,745
                                 10,708   Zoran Corp. (a)                                153,124
                                                                                     -----------
                                                                                      17,978,063
                                                                                     -----------

COMPUTER TECHNOLOGY - 1.4%       38,200   Adaptec, Inc. (a)                              146,306
                                 22,034   Advanced Digital Information Corp. (a)         207,120
                                  4,300   Cyberguard Corp. (a)(e)                         35,475
                                 17,100   Dot Hill Systems Corp. (a)                     115,083
                                 25,700   Emulex Corp. (a)                               519,397
                                  9,809   FalconStor Software, Inc. (a)(e)                59,443

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                 14,382   Filenet Corp. (a)                          $  401,258
                                 82,400   Gateway, Inc. (a)                             222,480
                                  6,617   Hutchinson Technology, Inc. (a)               172,836
                                 12,000   Imation Corp.                                 514,440
                                  7,496   Intergraph Corp. (a)                          335,146
                                  8,000   Komag, Inc. (a)                               255,680
                                 24,674   Lexar Media, Inc. (a)(e)                      157,914
                                 82,500   Maxtor Corp. (a)                              363,000
                                 35,700   McData Corp. (a)                              187,068
                                  6,400   Mobility Electronics, Inc. (a)                 68,224
                                 24,500   Perot Systems Corp. Class A (a)               346,675
                                 53,000   Quantum Corp. (a)                             163,770
                                 25,662   RSA Security, Inc. (a)                        326,164
                                  5,942   Radisys Corp. (a)                             115,275
                                  4,400   Stratasys, Inc. (a)                           130,680
                                  5,600   Synaptics, Inc. (a)(e)                        105,280
                                  7,300   Trident Microsystems, Inc. (a)                232,213
                                 15,709   UNOVA, Inc. (a)                               549,501
                                                                                     ----------
                                                                                      5,730,428
                                                                                     ----------

CONSTRUCTION - 0.4%               4,500   Brookfield Homes Corp.                        249,885
                                  4,818   EMCOR Group, Inc. (a)                         285,707
                                 12,271   Granite Construction, Inc.                    469,243
                                  3,900   Perini Corp. (a)                               70,980
                                  7,100   Washington Group International, Inc. (a)      382,619
                                                                                     ----------
                                                                                      1,458,434
                                                                                     ----------

CONSUMER ELECTRONICS - 0.8%      13,867   Alloy, Inc. (a)                                67,116
                                  7,653   Atari Inc. (a)                                 11,020
                                 43,900   CNET Networks, Inc. (a)                       595,723
                                  4,700   DTS, Inc. (a)                                  79,148
                                 44,400   Earthlink, Inc. (a)                           475,080
                                  9,800   Infospace, Inc. (a)                           233,926
                                 13,000   Ipass, Inc. (a)                                69,940
                                 10,800   iVillage, Inc. (a)                             78,408
                                  4,300   Jamdat Mobile, Inc. (a)(e)                     90,300
                                  2,700   Lifeline Systems, Inc. (a)                     90,261
                                  7,100   LoJack Corp. (a)                              150,094
                                  7,674   Midway Games, Inc. (a)(e)                     116,568
                                  9,500   NIC, Inc. (a)                                  62,225
                                  7,700   Navarre Corp. (a)(e)                           44,583
                                 12,800   NetFlix, Inc. (a)(e)                          332,672
                                  7,400   Sohu.com, Inc. (a)                            126,762
                                 17,137   THQ, Inc. (a)                                 365,361
                                 18,850   United Online, Inc.                           261,073
                                  4,086   Universal Electronics, Inc. (a)                70,647
                                  1,400   WebSideStory, Inc. (a)                         24,808
                                                                                     ----------
                                                                                      3,345,715
                                                                                     ----------

CONSUMER PRODUCTS - 0.8%          5,800   Blyth, Inc.                                   129,282
                                  3,000   CNS, Inc.                                      78,210
                                  1,891   CSS Industries, Inc.                           61,495
                                  2,300   Citi Trends, Inc. (a)                          50,209
                                 18,300   Jarden Corp. (a)                              751,581
                                  5,900   Mannatech, Inc.                                69,915
                                  9,573   Matthews International Corp. Class A          361,764
                                  9,963   Nautilus, Inc.                                219,883

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                 10,400   Oakley, Inc.                               $  180,336
                                 10,376   Playtex Products, Inc. (a)                    114,136
                                  5,400   RC2 Corp. (a)                                 182,304
                                 16,291   The Topps Co., Inc.                           133,749
                                 15,074   Tupperware Corp.                              343,386
                                  2,700   USANA Health Sciences, Inc. (a)               128,790
                                  1,900   Water Pik Technologies, Inc. (a)               38,570
                                 16,283   Yankee Candle Co., Inc.                       398,934
                                                                                     ----------
                                                                                      3,242,544
                                                                                     ----------

CONTAINERS & PACKAGING:           4,575   Greif, Inc.                                   274,957
METALS & GLASS - 0.2%             3,571   Mobile Mini, Inc. (a)                         154,803
                                  6,600   Silgan Holdings, Inc.                         219,516
                                                                                     ----------
                                                                                        649,276
                                                                                     ----------

CONTAINERS & PACKAGING:          19,100   Graphic Packaging Corp. (a)                    53,480
PAPER & PLASTIC - 0.0%            7,852   Myers Industries, Inc.                         91,397
                                                                                     ----------
                                                                                        144,877
                                                                                     ----------

COPPER - 0.1%                    10,982   Mueller Industries, Inc.                      304,970
                                                                                     ----------

COSMETICS - 0.2%                  7,593   Elizabeth Arden, Inc. (a)                     163,857
                                  1,700   Inter Parfums, Inc.                            33,473
                                 20,526   Nu Skin Enterprises, Inc. Class A             391,020
                                    700   Parlux Fragrances, Inc. (a)(e)                 20,398
                                 42,883   Revlon, Inc. Class A (a)                      138,083
                                                                                     ----------
                                                                                        746,831
                                                                                     ----------

DIVERSIFIED FINANCIAL            22,400   E-Loan, Inc. (a)                               93,856
SERVICES - 0.5%                   8,300   Euronet Worldwide, Inc. (a)                   245,597
                                 16,400   F.N.B. Corp.                                  283,392
                                  5,400   Gladstone Investment Corp.                     79,272
                                  5,000   Greenhill & Co., Inc.                         208,450
                                    900   Huron Consulting Group, Inc. (a)               24,138
                                 10,908   Jones Lang LaSalle, Inc.                      502,422
                                 15,900   The Nasdaq Stock Market, Inc. (a)             403,065
                                 11,800   USI Holdings Corp. (a)                        153,282
                                                                                     ----------
                                                                                      1,993,474
                                                                                     ----------

DIVERSIFIED MATERIALS &          15,860   Acuity Brands, Inc.                           470,566
PROCESSING - 0.7%                 9,516   Armor Holdings, Inc. (a)                      409,283
                                  4,257   Barnes Group, Inc.                            152,656
                                 12,794   Brady Corp.                                   395,846
                                 16,710   Clarcor, Inc.                                 479,911
                                 18,262   Hexcel Corp. (a)                              334,012
                                 22,014   Olin Corp.                                    418,046
                                  8,445   Tredegar Corp.                                109,869
                                                                                     ----------
                                                                                      2,770,189
                                                                                     ----------

DRUG & GROCERY STORE CHAINS         432   Arden Group, Inc. Class A                      32,512
- 0.5%                           13,207   Casey's General Stores, Inc.                  306,402
                                  4,731   Great Atlantic & Pacific Tea Co. (a)          134,171
                                  5,664   Ingles Markets, Inc. Class A                   89,491
                                  9,483   Longs Drug Stores Corp.                       406,726
                                  2,977   Nash Finch Co.                                125,600
                                 11,542   Pathmark Stores, Inc. (a)                     130,078
                                 10,769   Ruddick Corp.                                 248,225
                                  3,929   Smart & Final, Inc. (a)                        50,841
                                  4,300   Weis Markets, Inc.                            172,043
                                 11,629   Wild Oats Markets, Inc. (a)                   149,549
                                                                                     ----------
                                                                                      1,845,638
                                                                                     ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
DRUGS & PHARMACEUTICALS -        29,200   AVANIR Pharmaceuticals Class A (a)         $   90,228
2.9%                              2,300   Acadia Pharmaceuticals, Inc. (a)               26,151
                                  2,600   Adams Respiratory Therapeutics, Inc. (a)       83,954
                                 10,500   Adolor Corp. (a)                              112,140
                                 30,700   Alkermes, Inc. (a)                            515,760
                                 11,025   Alpharma, Inc. Class A                        274,192
                                 31,800   Amylin Pharmaceuticals, Inc. (a)(e)         1,106,322
                                 20,200   Andrx Corp. (a)                               311,686
                                 12,500   Atherogenics Inc. (a)(e)                      200,375
                                  4,000   Bentley Pharmaceuticals, Inc. (a)              47,800
                                 21,648   BioMarin Pharmaceuticals, Inc. (a)            188,987
                                 13,700   CV Therapeutics, Inc. (a)                     366,475
                                  4,000   Caliper Life Sciences, Inc. (a)                28,120
                                  1,300   Caraco Pharmaceutical Laboratories Ltd.
                                          (a)                                            11,297
                                  4,500   Chattem, Inc. (a)                             159,750
                                  2,200   Coley Pharmaceutical Group, Inc. (a)           40,040
                                 11,802   Connetics Corp. (a)                           199,572
                                 23,400   Dendreon Corp. (a)(e)                         157,014
                                 15,300   Durect Corp. (a)(e)                           104,805
                                  7,200   Dusa Pharmaceuticals, Inc. (a)                 76,320
                                  7,695   Enzo Biochem, Inc. (a)                        118,195
                                  8,900   Eyetech Pharmaceuticals, Inc. (a)             159,844
                                 10,100   First Horizon Pharmaceutical Corp. (a)        200,687
                                    300   GTX, Inc. (a)                                   2,793
                                  2,500   Hi-Tech Pharmacal Co., Inc. (a)                75,200
                                 13,127   Immunogen, Inc. (a)                            96,352
                                 12,800   Inspire Pharmaceuticals, Inc. (a)              97,280
                                 21,989   Isis Pharmaceuticals, Inc. (a)                111,044
                                  6,600   Ista Pharmaceuticals, Inc. (a)                 43,824
                                 10,800   KV Pharmaceutical Co. Class A (a)             191,916
                                 24,300   MGI Pharma, Inc. (a)                          566,433
                                 35,100   Medarex, Inc. (a)                             334,152
                                 17,727   Medicines Co. (a)                             407,898
                                 17,500   Medicis Pharmaceutical Corp. Class A          569,800
                                 24,900   Nektar Therapeutics (a)                       422,055
                                  6,245   Neopharm, Inc. (a)                             77,438
                                  1,100   New River Pharmaceuticals, Inc. (a)(e)         52,734
                                  6,900   NitroMed, Inc. (a)(e)                         124,200
                                  8,331   Noven Pharmaceuticals, Inc. (a)               116,634
                                 11,300   Onyx Pharmaceuticals, Inc. (a)                282,274
                                  9,500   Pain Therapeutics, Inc. (a)                    59,755
                                 10,100   Par Pharmaceutical Cos., Inc. (a)             268,862
                                  8,700   Penwest Pharmaceuticals Co. (a)               152,511
                                 29,615   Perrigo Co.                                   423,791
                                  9,000   Pharmion Corp. (a)                            196,290
                                  8,200   Pozen, Inc. (a)                                90,118
                                 10,200   Priority Healthcare Corp. (a)                 284,172
                                 10,419   Regeneron Pharmaceuticals, Inc. (a)            98,876
                                  7,100   Renovis, Inc. (a)                              96,063
                                  4,850   SFBC International, Inc. (a)                  215,292
                                 12,100   Salix Pharmaceuticals Ltd. (a)                257,125
                                 20,582   SuperGen, Inc. (a)                            129,667

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                  6,746   United Therapeutics Corp. (a)              $   470,871
                                 31,400   Vertex Pharmaceuticals, Inc. (a)               701,790
                                                                                     -----------
                                                                                      11,596,924
                                                                                     -----------

EDUCATION SERVICES - 0.5%         8,104   Bright Horizons Family Solutions, Inc.
                                          (a)                                            311,194
                                 31,900   Corinthian Colleges, Inc. (a)                  423,313
                                 17,900   DeVry, Inc. (a)                                340,995
                                  3,400   Educate, Inc. (a)                               51,000
                                  5,030   Learning Tree International, Inc. (a)           66,396
                                  2,249   Renaissance Learning, Inc.                      40,032
                                  4,320   Strayer Education, Inc.                        408,326
                                  8,100   Universal Technical Institute, Inc. (a)        288,441
                                                                                     -----------
                                                                                       1,929,697
                                                                                     -----------

ELECTRICAL & ELECTRONICS -       12,786   Benchmark Electronics, Inc. (a)                385,114
0.3%                              4,200   ITC Holdings Corp.                             121,716
                                  2,200   LeCroy Corp. (a)                                32,670
                                  6,600   OSI Systems, Inc. (a)                          104,280
                                  4,400   Pike Electric Corp. (a)                         82,412
                                 12,998   Plexus Corp. (a)                               222,136
                                  8,832   Power Integrations, Inc. (a)                   192,096
                                 11,900   TTM Technologies, Inc. (a)                      85,085
                                  9,807   Universal Display Corp. (a)                    109,348
                                                                                     -----------
                                                                                       1,334,857
                                                                                     -----------

ELECTRICAL EQUIPMENT &            7,081   AO Smith Corp.                                 201,809
COMPONENTS - 0.8%                13,100   American Superconductor Corp. (a)              135,585
                                  9,971   Baldor Electric Co.                            252,765
                                 11,208   CTS Corp.                                      135,617
                                  8,718   Cohu, Inc.                                     206,181
                                  2,100   Color Kinetics, Inc. (a)                        31,500
                                  6,460   Franklin Electric Co., Inc.                    267,379
                                 13,490   General Cable Corp. (a)                        226,632
                                  8,816   Genlyte Group, Inc. (a)                        423,873
                                 11,200   International DisplayWorks, Inc. (a)(e)         66,528
                                  4,200   LaBarge, Inc. (a)                               54,264
                                  8,760   Littelfuse, Inc. (a)                           246,419
                                 10,100   MKS Instruments, Inc. (a)                      174,023
                                  2,031   Powell Industries, Inc. (a)                     44,459
                                 19,500   Power-One, Inc. (a)                            108,030
                                  7,300   Sonic Solutions, Inc. (a)                      156,950
                                  5,500   Spatialight, Inc. (a)(e)                        23,430
                                 23,200   Taser International, Inc. (a)(e)               142,680
                                 12,161   Technitrol, Inc.                               186,307
                                  6,179   Triumph Group, Inc. (a)                        229,673
                                                                                     -----------
                                                                                       3,314,104
                                                                                     -----------

ELECTRICAL: HOUSEHOLD            25,700   Maytag Corp.                                   469,282
APPLIANCE - 0.1%                  1,450   National Presto Industries, Inc.                62,074
                                                                                     -----------
                                                                                         531,356
                                                                                     -----------

ELECTRONICS - 0.5%               22,312   Aeroflex, Inc. (a)                             208,840
                                 11,763   Agilysys, Inc.                                 198,089
                                  3,532   BEI Technologies, Inc.                         123,585
                                  4,399   Daktronics, Inc.                               105,488
                                  6,872   II-VI, Inc. (a)                                121,909
                                 22,500   Kopin Corp. (a)                                156,375
                                 35,566   MRV Communications, Inc. (a)                    75,756
                                 11,380   Methode Electronics, Inc.                      131,098

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  1,300   Multi-Fineline Electronix, Inc. (a)        $   38,051
                                  6,649   Park Electrochemical Corp.                    177,196
                                 20,000   Semtech Corp. (a)                             329,400
                                  7,800   Superior Essex, Inc. (a)                      140,478
                                  4,367   Supertex, Inc. (a)                            130,966
                                                                                     ----------
                                                                                      1,937,231
                                                                                     ----------

ELECTRONICS: INSTRUMENTS,         3,400   Faro Technologies, Inc. (a)                    66,266
GAUGES & METERS - 0.2%            8,082   Itron, Inc. (a)                               369,024
                                  3,801   Keithley Instruments, Inc.                     55,495
                                  2,500   Measurement Specialties, Inc. (a)              53,000
                                  5,400   Metrologic Instruments, Inc. (a)               98,226
                                                                                     ----------
                                                                                        642,011
                                                                                     ----------

ELECTRONICS: MEDICAL SYSTEMS      4,772   Analogic Corp.                                240,557
- 0.9%                            6,200   Aspect Medical Systems, Inc. (a)              183,706
                                  6,087   Bruker BioSciences Corp. (a)                   26,661
                                  6,400   Candela Corp. (a)                              62,848
                                  4,170   Datascope Corp.                               129,353
                                 10,900   EPIX Pharmaceuticals, Inc. (a)                 83,930
                                 15,150   eResearch Technology, Inc. (a)                214,979
                                  6,500   Greatbatch, Inc. (a)                          178,360
                                  7,772   Haemonetics Corp. (a)                         369,403
                                 14,000   HealthTronics, Inc. (a)                       139,440
                                  6,100   Hologic, Inc. (a)                             352,275
                                  6,000   IRIS International, Inc. (a)                  110,640
                                  9,100   Illumina, Inc. (a)                            116,571
                                  1,200   IntraLase Corp. (a)                            17,652
                                 10,481   Intuitive Surgical, Inc. (a)                  768,152
                                  7,051   Luminex Corp. (a)                              70,792
                                  2,900   Neurometrix, Inc. (a)                          86,333
                                  1,800   Quality Systems, Inc.                         124,362
                                  7,132   TriPath Imaging, Inc. (a)                      50,352
                                  4,361   Zoll Medical Corp. (a)                        114,476
                                                                                     ----------
                                                                                      3,440,842
                                                                                     ----------

ELECTRONICS: SEMI-               11,800   AMIS Holdings, Inc. (a)                       139,948
CONDUCTORS/COMPONENTS - 2.6%      9,716   Actel Corp. (a)                               140,493
                                  3,700   Advanced Analogic Technologies, Inc. (a)       41,403
                                 34,000   Amkor Technology, Inc. (a)(e)                 148,920
                                 96,000   Applied Micro Circuits Corp. (a)              288,000
                                129,700   Atmel Corp. (a)                               267,182
                                 31,600   Cirrus Logic, Inc. (a)                        239,844
                                144,500   Conexant Systems, Inc. (a)                    258,655
                                 38,000   Cypress Semiconductor Corp. (a)               571,900
                                 10,983   DSP Group, Inc. (a)                           281,824
                                  4,050   Diodes, Inc. (a)                              146,853
                                  8,827   Exar Corp. (a)                                123,755
                                  3,173   Excel Technology, Inc. (a)                     81,514
                                 38,600   Fairchild Semiconductor International,
                                          Inc. (a)                                      573,596
                                 10,200   Formfactor, Inc. (a)                          232,764
                                  9,900   Genesis Microchip, Inc. (a)                   217,305
                                  5,893   IXYS Corp. (a)                                 62,230
                                 57,030   Integrated Device Technology, Inc. (a)        612,502
                                 15,738   Integrated Silicon Solutions, Inc. (a)        132,199
                                 34,000   Lattice Semiconductor Corp. (a)               145,520
                                  2,700   Leadis Technology, Inc. (a)                    18,495

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 10,500   MIPS Technologies, Inc. (a)                $    71,715
                                 20,300   Micrel, Inc. (a)                               227,969
                                 19,490   Microsemi Corp. (a)                            497,775
                                 21,400   Microtune, Inc. (a)                            133,322
                                  2,900   Monolithic Power Systems, Inc. (a)              24,621
                                  4,400   Netlogic Microsystems, Inc. (a)                 94,996
                                 44,700   ON Semiconductor Corp. (a)                     231,099
                                 17,300   Omnivision Technologies, Inc. (a)(e)           218,326
                                  7,000   PLX Technology, Inc. (a)                        58,380
                                 61,400   PMC-Sierra, Inc. (a)                           540,934
                                 13,093   Pericom Semiconductor Corp. (a)                115,742
                                 13,964   Pixelworks, Inc. (a)                            92,023
                                  3,300   Portalplayer, Inc. (a)                          90,519
                                 59,000   RF Micro Devices, Inc. (a)                     333,350
                                 32,100   Rambus, Inc. (a)(e)                            388,410
                                 12,800   Sigmatel, Inc. (a)                             259,072
                                 24,876   Silicon Image, Inc. (a)                        221,148
                                 12,600   Silicon Laboratories, Inc. (a)                 382,914
                                 26,358   Silicon Storage Technology, Inc. (a)           141,806
                                 12,300   Sirf Technology Holdings, Inc. (a)             370,599
                                 50,533   Skyworks Solutions, Inc. (a)                   354,742
                                 14,200   Tessera Technologies, Inc. (a)                 424,722
                                 40,000   Transwitch Corp. (a)(e)                         68,800
                                 41,536   Triquint Semiconductor, Inc. (a)               146,207
                                  2,200   Virage Logic Corp. (a)                          17,050
                                 70,400   Vitesse Semiconductor Corp. (a)                132,352
                                  3,200   Volterra Semiconductor Corp. (a)                39,264
                                                                                     -----------
                                                                                      10,402,759
                                                                                     -----------

ELECTRONICS: TECHNOLOGY -         2,700   3D Systems Corp. (a)                            60,021
0.6%                              2,100   American Science & Engineering, Inc. (a)       137,739
                                 10,323   Checkpoint Systems, Inc. (a)                   244,862
                                 11,180   Coherent, Inc. (a)                             327,350
                                  4,652   Cubic Corp.                                     79,642
                                  7,374   DRS Technologies, Inc.                         363,981
                                  6,926   EDO Corp.                                      207,988
                                  6,350   Herley Industries, Inc. (a)                    118,300
                                 34,830   Identix, Inc. (a)                              163,701
                                  2,850   Innovative Solutions & Support, Inc. (a)        44,260
                                 10,484   Intermagnetics General Corp. (a)               292,923
                                  4,900   Ionatron, Inc. (a)(e)                           49,392
                                 25,900   Kemet Corp. (a)                                217,042
                                  3,100   Scansource, Inc. (a)                           151,094
                                  1,500   Sypris Solutions, Inc.                          16,110
                                                                                     -----------
                                                                                       2,474,405
                                                                                     -----------

ENERGY EQUIPMENT - 0.1%           8,900   Global Power Equipment Group, Inc. (a)          63,457
                                 19,226   Plug Power, Inc. (a)(e)                        130,737
                                                                                     -----------
                                                                                         194,194
                                                                                     -----------

ENERGY MISCELLANEOUS - 0.7%     166,800   Calpine Corp. (a)(e)                           432,012
                                  2,800   Crosstex Energy, Inc.                          179,088
                                  8,800   Evergreen Solar, Inc. (a)(e)                    82,104
                                 12,026   FuelCell Energy, Inc. (a)(e)                   131,925
                                  6,100   Holly Corp.                                    390,278
                                 18,000   KFX, Inc. (a)(e)                               308,160
                                    200   Markwest Hydrocarbon, Inc.                       5,000

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  5,458   Penn Virginia Corp.                        $  314,981
                                 13,600   Syntroleum Corp. (a)                          198,016
                                  9,136   Tetra Technologies, Inc. (a)                  285,226
                                 11,397   Veritas DGC, Inc. (a)                         417,358
                                                                                     ----------
                                                                                      2,744,148
                                                                                     ----------

ENGINEERING & CONTRACTING         3,800   Clean Harbors, Inc. (a)                       129,010
SERVICES - 0.4%                  16,902   Dycom Industries, Inc. (a)                    341,758
                                  2,000   Infrasource Services, Inc. (a)                 29,100
                                  2,900   Layne Christensen Co. (a)                      68,295
                                 39,600   Quanta Services, Inc. (a)                     505,296
                                 12,877   URS Corp. (a)                                 520,102
                                                                                     ----------
                                                                                      1,593,561
                                                                                     ----------

ENTERTAINMENT - 0.2%              1,100   Carmike Cinemas, Inc.                          25,234
                                  5,040   Dover Motorsports, Inc.                        34,474
                                 12,155   Gaylord Entertainment Co. (a)                 579,186
                                  3,472   Lodgenet Entertainment Corp. (a)               51,143
                                  9,615   Movie Gallery, Inc.                            99,900
                                  4,155   Speedway Motorsports, Inc.                    150,951
                                                                                     ----------
                                                                                        940,888
                                                                                     ----------

FERTILIZERS - 0.1%               35,300   Terra Industries, Inc. (a)(e)                 234,745
                                                                                     ----------

FINANCE COMPANIES - 0.2%          4,500   Accredited Home Lenders Holding Co. (a)       158,220
                                  3,900   Asta Funding, Inc.                            118,404
                                    800   Delta Financial Corp.                           5,840
                                  2,300   International Securities Exchange, Inc.
                                          (a)                                            53,820
                                  8,650   MortgageIT Holdings, Inc.                     123,003
                                  1,400   United PanAm Financial Corp. (a)               34,958
                                  7,700   World Acceptance Corp. (a)                    195,657
                                                                                     ----------
                                                                                        689,902
                                                                                     ----------

FINANCE: SMALL LOAN - 0.1%       21,600   Advance America, Cash Advance Centers,
                                          Inc.                                          286,200
                                  2,450   Collegiate Funding Services LLC (a)            36,284
                                  5,000   Encore Capital Group, Inc. (a)                 89,200
                                    200   QC Holdings, Inc. (a)                           2,608
                                                                                     ----------
                                                                                        414,292
                                                                                     ----------

FINANCIAL DATA PROCESSING         8,000   Advent Software, Inc. (a)                     215,520
SERVICES & SYSTEMS - 0.9            995   CCC Information Services Group (a)             25,999
                                  7,189   CompuCredit Corp. (a)                         319,335
                                  8,000   Cybersource Corp. (a)                          52,640
                                  9,330   Digital Insight Corp. (a)                     243,140
                                 15,288   eFunds Corp. (a)                              287,873
                                  8,623   eSpeed, Inc. Class A (a)                       65,362
                                 15,900   Hypercom Corp. (a)                            103,668
                                  4,900   iPayment, Inc. (a)                            185,416
                                 21,600   Jack Henry & Associates, Inc.                 419,040
                                  9,182   John H. Harland Co.                           407,681
                                 11,049   Kronos, Inc. (a)                              493,227
                                  8,364   NDCHealth Corp.                               158,247
                                 23,013   PRG-Schultz International, Inc. (a)            69,269
                                  1,200   TNS, Inc. (a)                                  29,100
                                  6,100   TradeStation Group, Inc. (a)                   61,854
                                 12,000   Wright Express Corp. (a)                      259,080
                                                                                     ----------
                                                                                      3,396,451
                                                                                     ----------

FINANCIAL INFORMATION             4,100   Bankrate, Inc. (a)(e)                         112,463
SERVICES - 0.2%                   9,250   Factset Research Systems, Inc.                325,970
                                 44,100   Homestore, Inc. (a)                           191,835

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  1,800   Morningstar, Inc. (a)                      $   57,600
                                 24,022   S1 Corp. (a)                                   93,926
                                    400   Value Line, Inc.                               15,656
                                                                                     ----------
                                                                                        797,450
                                                                                     ----------

FINANCIAL MISCELLANEOUS -         5,200   ACE Cash Express, Inc. (a)                    101,452
0.9%                              7,700   Advanta Corp. Class B                         217,371
                                  1,400   Asset Acceptance Capital Corp. (a)             41,958
                                  9,419   Cash America International, Inc.              195,444
                                    400   Enstar Group, Inc. (a)                         25,956
                                  4,700   Federal Agricultural Mortgage Corp.
                                          Class B                                       114,398
                                  4,167   Financial Federal Corp.                       165,847
                                  5,700   First Cash Financial Services, Inc. (a)       150,024
                                  7,800   Harris & Harris Group, Inc.                    86,580
                                  4,799   LandAmerica Financial Group, Inc.             310,255
                                 17,300   Metris Cos., Inc. (a)                         253,099
                                 29,800   MoneyGram International, Inc.                 646,958
                                  3,700   Portfolio Recovery Associates, Inc. (a)       159,766
                                  3,800   Sanders Morris Harris Group, Inc.              62,130
                                 13,936   Sotheby's Holdings Class A (a)                233,010
                                  4,692   Sterling Bancorp                              105,617
                                  5,122   Stewart Information Services Corp.            262,246
                                  1,033   Stifel Financial Corp. (a)                     37,085
                                  4,176   Triad Guaranty, Inc. (a)                      163,783
                                  2,291   WSFS Financial Corp.                          134,917
                                                                                     ----------
                                                                                      3,467,896
                                                                                     ----------

FOODS - 1.0%                      2,134   American Italian Pasta Co. Class A             22,748
                                 13,700   Chiquita Brands International, Inc.           382,915
                                 16,584   Flowers Foods, Inc.                           452,412
                                    600   Green Mountain Coffee Roasters, Inc. (a)       20,868
                                 12,057   Hain Celestial Group, Inc. (a)                233,906
                                  2,300   J&J Snack Foods Corp.                         132,940
                                  2,300   John B. Sanfilippo & Son, Inc. (a)             40,250
                                 10,100   Lance, Inc.                                   176,346
                                  3,100   M&F Worldwide Corp. (a)                        48,205
                                    963   Maui Land & Pineapple Co., Inc. (a)            28,919
                                 17,700   NBTY, Inc. (a)                                415,950
                                  5,100   Natures Sunshine Prods, Inc.                  118,524
                                 12,900   Performance Food Group Co. (a)                407,124
                                  3,200   Premium Standard Farms, Inc.                   47,424
                                  1,500   Provide Commerce, Inc. (a)                     36,405
                                  9,795   Ralcorp Holdings, Inc. (a)                    410,606
                                  4,450   Sanderson Farms, Inc.                         165,362
                                    112   Seaboard Corp.                                153,776
                                 15,057   Sensient Technologies Corp.                   285,330
                                  8,900   Spartan Stores, Inc. (a)                       91,670
                                  7,000   Tootsie Roll Industries, Inc.                 222,250
                                                                                     ----------
                                                                                      3,893,930
                                                                                     ----------

FOREST PRODUCTS - 0.3%            3,209   Deltic Timber Corp.                           147,774
                                 16,521   Longview Fibre Co.                            321,994
                                  8,397   Potlatch Corp.                                437,652
                                  5,634   Universal Forest Products, Inc.               322,941
                                                                                     ----------
                                                                                      1,230,361
                                                                                     ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
Forms & Bulk Printing            11,000   Ennis, Inc.                                $  184,800
Services - 0.1%                   5,145   The Standard Register Co.                      76,918
                                                                                     ----------
                                                                                        261,718
                                                                                     ----------

FUNERAL PARLORS & CEMETERIES     15,700   Alderwoods Group, Inc. (a)                    257,166
- 0.1%                           31,824   Stewart Enterprises, Inc. Class A             210,993
                                                                                     ----------
                                                                                        468,159
                                                                                     ----------

GLASS - 0.1%                     11,800   Apogee Enterprises, Inc.                      201,780
                                                                                     ----------

GOLD - 0.1%                      66,300   Coeur d'Alene Mines Corp. (a)                 280,449
                                  3,400   Royal Gold, Inc.                               91,358
                                                                                     ----------
                                                                                        371,807
                                                                                     ----------

HEALTH CARE FACILITIES -         11,200   American Healthways, Inc. (a)                 474,880
0.8%                             37,826   Beverly Enterprises, Inc. (a)                 463,368
                                  5,000   Genesis HealthCare Corp. (a)                  201,600
                                  8,200   Kindred Healthcare, Inc. (a)                  244,360
                                  7,250   LCA-Vision, Inc.                              269,120
                                  2,100   Medcath Corp. (a)                              49,875
                                  1,900   National Healthcare Corp.                      66,500
                                 17,400   PainCare Holdings, Inc. (a)(e)                 65,250
                                  6,100   Psychiatric Solutions, Inc. (a)               330,803
                                  2,500   Radiation Therapy Services, Inc. (a)           79,650
                                  4,200   Res-Care, Inc. (a)                             64,638
                                  1,824   Specialty Laboratories, Inc. (a)               24,132
                                  4,637   Sunrise Senior Living, Inc. (a)               309,473
                                 15,050   United Surgical Partners International,
                                          Inc. (a)                                      588,606
                                                                                     ----------
                                                                                      3,232,255
                                                                                     ----------

HEALTH CARE MANAGEMENT            8,341   Allscripts Healthcare Solutions, Inc. (a)     150,305
SERVICES - 0.6%                  11,300   Amsurg Corp. (a)                              309,168
                                 14,300   Centene Corp. (a)                             357,929
                                  1,900   Computer Programs & Systems, Inc.              65,626
                                  1,957   Corvel Corp. (a)                               46,890
                                 14,431   Eclipsys Corp. (a)                            257,449
                                 17,097   Hooper Holmes, Inc.                            67,191
                                  5,000   Horizon Health Corp. (a)                      135,850
                                  4,600   Molina Healthcare, Inc. (a)                   114,954
                                 22,900   OCA, Inc. (a)                                  34,350
                                  7,200   Pediatrix Medical Group, Inc. (a)             553,104
                                  9,098   Per-Se Technologies, Inc. (a)                 187,965
                                  9,900   Phase Forward, Inc. (a)                       108,207
                                  5,100   WellCare Health Plans, Inc. (a)               188,955
                                                                                     ----------
                                                                                      2,577,943
                                                                                     ----------

HEALTH CARE SERVICES - 0.7%       2,800   Adeza Biomedical Corp. (a)                     48,748
                                  2,500   Alliance Imaging, Inc. (a)                     21,375
                                  5,800   Allied Healthcare International, Inc.
                                          (a)                                            32,770
                                  3,700   Amedisys, Inc. (a)                            144,300
                                  6,800   America Retirement Corp. (a)                  128,044
                                  1,100   American Dental Partners, Inc. (a)             37,312
                                 13,600   Apria Healthcare Group, Inc. (a)              433,976
                                  3,000   Bio-Reference Labs, Inc. (a)                   51,870
                                  7,400   Bioscript, Inc. (a)                            48,100
                                  4,612   Gentiva Health Services, Inc. (a)              83,569
                                 10,725   Healthcare Services Group                     206,456
                                  7,927   IDX Systems Corp. (a)                         342,288
                                 10,800   Introgen Therapeutics, Inc. (a)(e)             56,376
                                  6,600   LabOne, Inc. (a)                              287,100

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  7,600   Matria Healthcare, Inc. (a)                $  286,900
                                 10,300   Odyssey HealthCare, Inc. (a)                  174,791
                                  3,900   Symbion, Inc. (a)                             100,893
                                  5,300   VistaCare, Inc. Class A (a)                    76,691
                                  1,900   Vital Images, Inc. (a)                         42,294
                                                                                     ----------
                                                                                      2,603,853
                                                                                     ----------

HOMEBUILDING - 0.2%               2,600   Comstock Homebuilding Cos., Inc.
                                          Class A (a)                                    51,792
                                  4,960   Levitt Corp. Class A                          113,782
                                  4,200   M/I Homes, Inc.                               227,892
                                    700   Orleans Homebuilders, Inc.                     17,248
                                  6,662   Technical Olympic USA, Inc.                   174,278
                                    700   William Lyon Homes, Inc. (a)(e)               108,640
                                                                                     ----------
                                                                                        693,632
                                                                                     ----------

HOTEL/MOTEL - 0.0%                5,979   Marcus Corp.                                  119,819
                                                                                     ----------

HOUSEHOLD FURNISHINGS - 0.4%      4,600   American Woodmark Corp.                       154,560
                                  3,200   Bassett Furniture Industries, Inc.             59,584
                                 11,400   The Bombay Co., Inc. (a)                       50,274
                                  9,800   Ethan Allen Interiors, Inc.                   307,230
                                 13,700   Furniture Brands International, Inc.          247,011
                                  5,036   Haverty Furniture Cos., Inc.                   61,590
                                  1,700   Hooker Furniture Corp.                         28,186
                                 16,400   La-Z-Boy, Inc. (e)                            216,316
                                  6,488   Libbey, Inc.                                   98,618
                                  2,300   Lifetime Brands, Inc.                          61,732
                                 10,800   Select Comfort Corp. (a)                      215,784
                                  6,000   Stanley Furniture Co., Inc.                   157,140
                                                                                     ----------
                                                                                      1,658,025
                                                                                     ----------

IDENTIFICATION CONTROL &          9,112   Advanced Energy Industries, Inc. (a)           98,045
FILTER DEVICES - 0.9%            12,967   Artesyn Technologies, Inc. (a)                120,593
                                 16,741   Asyst Technologies Inc. (a)                    78,013
                                  1,100   Badger Meter, Inc.                             43,274
                                  7,594   C&D Technologies, Inc.                         71,460
                                 18,300   Crane Co.                                     544,242
                                  8,132   ESCO Technologies, Inc. (a)                   407,169
                                  5,600   Fargo Electronics, Inc. (a)                    97,832
                                  6,900   Flanders Corp. (a)                             83,766
                                 15,700   Flowserve Corp. (a)                           570,695
                                  1,875   The Gorman-Rupp Co.                            45,094
                                  8,726   Mine Safety Appliances Co.                    337,696
                                 13,982   Paxar Corp. (a)                               235,597
                                  3,312   Robbins & Myers, Inc.                          74,454
                                  3,000   Sun Hydraulics, Inc.                           72,900
                                 10,627   Veeco Instruments, Inc. (a)                   170,457
                                  5,696   Vicor Corp.                                    86,294
                                  9,200   Viisage Technology, Inc. (a)                   38,180
                                  7,636   Watts Water Technologies, Inc. Class A        220,299
                                  9,817   X-Rite, Inc.                                  121,731
                                                                                     ----------
                                                                                      3,517,791
                                                                                     ----------

INSURANCE: LIFE - 0.4%           11,800   American Equity Investment Life
                                          Holding Co. (e)                               133,930
                                  6,700   Ceres Group, Inc. (a)                          37,721
                                  8,008   Citizens, Inc. (a)                             51,411
                                  9,970   Delphi Financial Group Class A                466,596
                                  2,680   Great American Financial Resources, Inc.       53,600
                                  1,142   Kansas City Life Insurance Co.                 58,242

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                    662   National Western Life Insurance Co.
                                          Class A (a)                                $  139,848
                                 28,500   The Phoenix Cos., Inc.                        347,700
                                  6,093   Presidential Life Corp.                       109,674
                                 10,200   Universal American Financial Corp. (a)        231,948
                                                                                     ----------
                                                                                      1,630,670
                                                                                     ----------

INSURANCE: MULTI-LINE - 0.5%      9,740   Alfa Corp.                                    162,463
                                  3,186   CNA Surety Corp. (a)                           45,305
                                  7,009   Crawford & Co. Class B                         54,880
                                    300   EMC Insurance Group, Inc.                       5,415
                                  3,425   FBL Financial Group, Inc. Class A             102,579
                                  8,600   HealthExtras, Inc. (a)                        183,868
                                  9,206   Hilb Rogal & Hobbs Co.                        343,568
                                 16,468   Horace Mann Educators Corp.                   325,737
                                  1,340   Independence Holding Co.                       24,388
                                  3,400   KMG America Corp. (a)                          27,200
                                  2,397   Pico Holdings, Inc. (a)                        84,231
                                 11,839   UICI                                          426,204
                                  4,637   Zenith National Insurance Corp.               290,694
                                                                                     ----------
                                                                                      2,076,532
                                                                                     ----------

INSURANCE: PROPERTY-CASUALTY      8,700   21st Century Insurance Group                  138,765
- 1.3%                            5,450   Affirmative Insurance Holdings, Inc.           79,352
                                  1,071   American Physicians Capital, Inc. (a)          52,618
                                  9,066   Argonaut Group, Inc. (a)                      244,873
                                  4,532   Baldwin & Lyons, Inc. Class B                 113,436
                                  3,400   Bristol West Holdings, Inc.                    62,050
                                 35,130   Covanta Holding Corp. (a)                     471,796
                                  3,100   Direct General Corp.                           61,163
                                  2,533   Donegal Group, Inc. Class A                    54,966
                                  4,600   FPIC Insurance Group, Inc. (a)                165,554
                                  3,700   First Acceptance Corp. (a)                     37,407
                                 20,600   Fremont General Corp.                         449,698
                                  5,662   Harleysville Group, Inc.                      135,888
                                  8,200   Infinity Property & Casualty Corp.            287,738
                                  2,258   The Midland Company                            81,356
                                  2,600   Navigators Group, Inc. (a)                     97,032
                                  2,000   Odyssey Re Holdings Corp.                      51,080
                                 21,915   Ohio Casualty Corp.                           594,335
                                  9,506   PMA Capital Corp. Class A (a)                  83,463
                                  8,423   ProAssurance Corp. (a)                        393,101
                                  6,754   RLI Corp.                                     312,440
                                  5,100   Safety Insurance Group, Inc.                  181,509
                                 10,154   Selective Insurance Group                     496,531
                                  3,312   State Auto Financial Corp.                    104,792
                                  7,800   Tower Group, Inc.                             117,936
                                  4,100   United Fire & Casualty Co.                    184,951
                                                                                     ----------
                                                                                      5,053,830
                                                                                     ----------

INVESTMENT MANAGEMENT            22,500   Apollo Investment Corp.                       445,500
COMPANIES - 0.6%                  5,192   Ares Capital Corp.                             84,518
                                  5,400   Calamos Asset Management, Inc. Class A        133,272
                                    500   Capital Southwest Corp.                        42,585
                                  1,500   Cohen & Steers, Inc.                           30,000
                                  2,996   GAMCO Investors, Inc. Class A                 137,367
                                 18,100   MCG Capital Corp.                             305,347
                                  2,923   NGP Capital Resources Co.                      44,020


MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  9,800   National Financial Partners Corp.          $  442,372
                                  2,100   Technology Investment Capital Corp.            33,159
                                 27,000   Waddell & Reed Financial, Inc. Class A        522,720
                                                                                     ----------
                                                                                      2,220,860
                                                                                     ----------

JEWELRY WATCHES & GEMSTONES      17,600   Fossil, Inc. (a)                              320,144
- 0.1%                            4,600   Movado Group, Inc.                             86,112
                                                                                     ----------
                                                                                        406,256
                                                                                     ----------

LEISURE TIME - 0.4%              27,300   Callaway Golf Co.                             411,957
                                  1,400   Escalade, Inc.                                 18,550
                                 10,200   Great Wolf Resorts, Inc. (a)(e)               105,468
                                 13,100   K2, Inc. (a)                                  149,340
                                  6,600   Life Time Fitness, Inc. (a)                   218,724
                                  7,200   Lodgian, Inc. (a)                              73,800
                                 11,800   Majesco Entertainment Co. (a)(e)               15,694
                                 24,300   Six Flags, Inc. (a)(e)                        174,717
                                  2,100   Steinway Musical Instruments (a)               55,335
                                 10,178   Sturm Ruger & Co., Inc.                        93,638
                                  8,656   Vail Resorts, Inc. (a)                        248,860
                                  1,500   West Marine, Inc. (a)                          22,170
                                                                                     ----------
                                                                                      1,588,253
                                                                                     ----------

MACHINE TOOLS - 0.1%             12,992   Lincoln Electric Holdings, Inc.               511,885
                                                                                     ----------

MACHINERY & ENGINEERING -
0.1%                              8,960   Applied Industrial Technologies, Inc.         321,485
                                                                                     ----------

MACHINERY: AGRICULTURAL -        27,200   AGCO Corp. (a)                                495,040
0.2%                                400   Alamo Group, Inc.                               7,928
                                  4,550   Gehl Co. (a)                                  126,808
                                  5,513   Lindsay Manufacturing Co.                     121,341
                                                                                     ----------
                                                                                        751,117
                                                                                     ----------

MACHINERY: CONSTRUCTION &         7,200   ASV, Inc. (a)(e)                              163,080
HANDLING - 0.3%                   6,217   Astec Industries, Inc. (a)                    176,501
                                  9,211   Manitowoc Co.                                 462,853
                                  1,387   NACCO Industries, Inc. Class A                158,742
                                 10,324   Stewart & Stevenson Services                  246,227
                                                                                     ----------
                                                                                      1,207,403
                                                                                     ----------

MACHINERY: ENGINES - 0.1%        15,500   Briggs & Stratton Corp.                       536,145
                                                                                     ----------

MACHINERY: INDUSTRIAL/            8,200   Actuant Corp. Class A                         383,760
SPECIALTY - 0.7%                  6,300   EnPro Industries, Inc. (a)                    212,247
                                  9,257   Gardner Denver, Inc. (a)                      412,862
                                  3,370   Kadant, Inc. (a)                               67,602
                                 10,703   Kennametal, Inc.                              524,875
                                  2,200   Middleby Corp. (a)                            159,500
                                  9,210   Nordson Corp.                                 350,256
                                  6,028   Tecumseh Products Co. Class A                 129,723
                                  2,637   Tennant Co.                                   108,064
                                  2,993   Woodward Governor Co.                         254,555
                                                                                     ----------
                                                                                      2,603,444
                                                                                     ----------

MACHINERY: OIL WELL               5,802   CARBO Ceramics, Inc.                          382,874
EQUIPMENT & SERVICES - 1.5%      11,237   Cal Dive International, Inc. (a)              712,538
                                  1,688   Dril-Quip, Inc. (a)                            81,024
                                 28,100   Global Industries Ltd. (a)                    414,194
                                  3,717   Gulf Island Fabrication, Inc.                 106,864
                                 28,943   Hanover Compressor Co. (a)                    401,150
                                  3,000   Hornbeck Offshore Services, Inc. (a)          109,890
                                  6,649   Hydril Co. (a)                                456,387
                                 20,146   Input/Output, Inc. (a)(e)                     160,765

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  3,600   Lufkin Industries, Inc.                    $  156,780
                                 30,620   Newpark Resources (a)                         257,820
                                  7,004   Oceaneering International, Inc. (a)           374,084
                                 12,100   Oil States International, Inc. (a)            439,351
                                 30,281   Parker Drilling Co. (a)                       280,705
                                  4,800   RPC, Inc.                                     123,648
                                  4,892   SEACOR Holdings, Inc. (a)                     355,061
                                 24,505   Superior Energy Services (a)                  565,820
                                  2,100   Superior Well Services, Inc. (a)               48,510
                                  5,626   Universal Compression Holdings, Inc. (a)      223,746
                                 10,557   W-H Energy Services, Inc. (a)                 342,258
                                                                                     ----------
                                                                                      5,993,469
                                                                                     ----------

MACHINERY: SPECIALTY - 0.5%       5,100   Applied Films Corp. (a)                       107,100
                                  7,400   Bucyrus International, Inc.                   363,562
                                  3,700   Cascade Corp.                                 180,190
                                 11,587   Engineered Support Systems, Inc.              475,530
                                  9,561   Helix Technology Corp.                        141,025
                                 16,398   JLG Industries, Inc.                          600,003
                                  4,941   Semitool, Inc. (a)                             39,281
                                  4,900   TurboChef Technologies, Inc. (a)(e)            76,391
                                                                                     ----------
                                                                                      1,983,082
                                                                                     ----------

MANUFACTURED HOUSING - 0.1%      23,727   Champion Enterprises, Inc. (a)                350,685
                                  4,205   Palm Harbor Homes, Inc. (a)(e)                 81,703
                                  1,501   Skyline Corp.                                  61,001
                                                                                     ----------
                                                                                        493,389
                                                                                     ----------

MANUFACTURING - 0.1%             16,759   Federal Signal Corp.                          286,411
                                  1,700   Freightcar America, Inc.                       69,326
                                  3,300   Reddy Ice Holdings, Inc.                       67,683
                                  3,931   Standex International Corp.                   103,503
                                                                                     ----------
                                                                                        526,923
                                                                                     ----------

MEDICAL & DENTAL INSTRUMENTS      4,700   Abaxis, Inc. (a)                               61,335
& SUPPLIES - 2.8%                 3,800   Abiomed, Inc. (a)                              38,266
                                  5,850   Advanced Neuromodulation Systems, Inc.
                                          (a)                                           277,641
                                 16,200   Align Technology, Inc. (a)                    108,864
                                 21,900   American Medical Systems Holdings, Inc.
                                          (a)                                           441,285
                                  1,900   Angiodynamics, Inc. (a)                        39,900
                                  2,900   Animas Corp. (a)                               45,530
                                  5,808   Arrow International, Inc.                     163,786
                                  5,200   Bio-Rad Laboratories, Inc. Class A (a)        285,948
                                  4,549   Biosite, Inc. (a)                             281,401
                                  2,300   Cantel Medical Corp. (a)                       48,392
                                 13,300   Cepheid, Inc. (a)                              98,287
                                 11,228   Conmed Corp. (a)                              313,037
                                  2,500   Conor Medsystems, Inc. (a)                     58,750
                                  5,569   Cyberonics, Inc. (a)(e)                       166,179
                                  5,800   DJ Orthopedics, Inc. (a)                      167,852
                                    100   DexCom, Inc. (a)                                1,162
                                  7,100   Diagnostic Products Corp.                     374,383
                                  8,400   Encore Medical Corp. (a)                       39,480
                                  3,200   ev3, Inc. (a)                                  60,000
                                  3,600   FoxHollow Technologies Inc. (a)(e)            171,396
                                  8,200   I-Flow Corp. (a)                              112,422
                                  5,750   ICU Medical, Inc. (a)                         165,370
                                 12,962   Immucor, Inc. (a)                             355,677

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 11,022   Invacare Corp.                             $   459,287
                                  4,640   Inverness Medical Innovations, Inc. (a)        123,099
                                 10,100   Kyphon, Inc. (a)                               443,794
                                  2,678   Landauer, Inc.                                 131,222
                                  7,400   Laserscope (a)(e)                              208,532
                                 10,700   Lifecell Corp. (a)                             231,441
                                  9,644   Mentor Corp.                                   530,516
                                  3,100   Meridian Bioscience, Inc.                       64,170
                                 10,010   Merit Medical Systems, Inc. (a)                177,577
                                  7,137   Molecular Devices Corp. (a)                    149,092
                                  7,000   NuVasive, Inc. (a)                             131,180
                                 17,459   OraSure Technologies, Inc. (a)                 164,638
                                 12,598   Owens & Minor, Inc.                            369,751
                                 23,973   PSS World Medical, Inc. (a)                    319,800
                                  6,500   Palomar Medical Technologies, Inc. (a)         170,495
                                  8,829   PolyMedica Corp.                               308,485
                                  4,500   Somanetics Corp. (a)                           112,320
                                  4,615   SonoSite, Inc. (a)                             136,973
                                  1,000   Stereotaxis, Inc. (a)                            7,410
                                 22,100   Steris Corp.                                   525,759
                                  5,783   SurModics, Inc. (a)                            223,744
                                 12,500   Sybron Dental Specialties, Inc. (a)            519,750
                                  2,500   Symmetry Medical, Inc. (a)                      59,250
                                 10,700   ThermoGenesis Corp. (a)                         56,603
                                 14,447   Thoratec Corp. (a)                             256,579
                                 11,160   Ventana Medical Systems (a)                    424,861
                                  9,300   Viasys Healthcare, Inc. (a)                    232,407
                                  1,624   Vital Signs, Inc.                               74,850
                                  8,676   West Pharmaceutical Services, Inc.             257,417
                                  7,100   Wright Medical Group, Inc. (a)                 175,228
                                    600   Young Innovations, Inc.                         22,716
                                                                                     -----------
                                                                                      10,945,289
                                                                                     -----------

MEDICAL SERVICES - 0.3%          21,000   AMICAS, Inc. (a)                               113,400
                                  5,100   America Service Group, Inc. (a)                 84,609
                                 10,100   Magellan Health Services, Inc. (a)             355,015
                                  3,471   Option Care, Inc.                               50,815
                                 10,497   Parexel International Corp. (a)                210,885
                                  6,095   RehabCare Group, Inc. (a)                      125,069
                                  5,700   US Physical Therapy, Inc. (a)                  103,512
                                                                                     -----------
                                                                                       1,043,305
                                                                                     -----------

METAL FABRICATING - 1.2%          3,500   CIRCOR International, Inc.                      96,075
                                 19,556   Commercial Metals Co.                          659,819
                                    100   Dynamic Materials Corp.                          4,370
                                  3,000   Earle M. Jorgensen Holding Company, Inc.
                                          (a)                                             28,590
                                  4,750   Encore Wire Corp. (a)                           77,235
                                  9,426   Kaydon Corp.                                   267,793
                                  8,858   Lone Star Technologies (a)                     492,416
                                 13,163   Maverick Tube Corp. (a)                        394,890
                                  7,000   Metals USA, Inc. (a)                           143,220
                                  5,565   NN, Inc.                                        66,724
                                  6,855   NS Group, Inc. (a)                             269,059
                                  8,207   Quanex Corp.                                   543,468
                                  2,800   RBC Bearings, Inc. (a)                          44,660
                                  8,213   RTI International Metals, Inc. (a)             323,182

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                 10,147   Reliance Steel & Aluminum Co.              $  537,081
                                  6,693   Ryerson Tull, Inc.                            142,561
                                 22,600   The Shaw Group, Inc. (a)                      557,316
                                  4,158   Valmont Industries, Inc.                      122,079
                                                                                     ----------
                                                                                      4,770,538
                                                                                     ----------

METALS & MINERALS                 1,600   AM Castle & Co. (a)                            28,000
MISCELLANEOUS - 0.6%              6,473   AMCOL International Corp.                     123,440
                                  5,511   Brush Engineered Materials, Inc. (a)           87,515
                                  5,745   Chaparral Steel Co. (a)                       144,889
                                  5,020   Charles & Colvard Ltd. (e)                    125,299
                                  7,418   Cleveland-Cliffs, Inc.                        646,182
                                  5,000   Compass Minerals International, Inc.          115,000
                                 30,244   GrafTech International Ltd. (a)               164,225
                                 41,600   Hecla Mining Co. (a)                          182,208
                                  7,353   Minerals Technologies, Inc.                   420,665
                                 12,064   Stillwater Mining Co. (a)                     110,386
                                  3,000   Titanium Metals Corp. (a)                     118,680
                                                                                     ----------
                                                                                      2,266,489
                                                                                     ----------

MILLING: FRUIT & GRAIN
PROCESSING - 0.1%                23,978   Corn Products International, Inc.             483,636
                                                                                     ----------

MISCELLANEOUS MATERIALS &         6,950   Ceradyne, Inc. (a)                            254,926
COMMODITIES - 0.2%                9,779   Symyx Technologies (a)                        255,427
                                  6,289   WD-40 Co.                                     166,721
                                                                                     ----------
                                                                                        677,074
                                                                                     ----------

MISCELLANEOUS MATERIALS &         8,838   Insituform Technologies, Inc. Class A
PROCESSING - 0.2%                         (a)                                           152,809
                                  7,700   Metal Management, Inc.                        195,195
                                  5,455   Rogers Corp. (a)                              211,109
                                 27,259   USEC, Inc.                                    304,210
                                                                                     ----------
                                                                                        863,323
                                                                                     ----------

MISCELLANEOUS PRODUCER           20,300   BE Aerospace, Inc. (a)                        336,371
DURABLES - 0.1%                  11,900   Blount International, Inc. (a)                209,916
                                                                                     ----------
                                                                                        546,287
                                                                                     ----------

MULTI - SECTOR COMPANIES -       16,071   GenCorp, Inc. (a)                             299,724
0.5%                              7,294   Kaman Corp. Class A                           149,162
                                  6,699   Lancaster Colony Corp.                        288,057
                                  4,700   Raven Industries, Inc.                        137,475
                                  1,465   Sequa Corp. Class A (a)                        86,435
                                 11,650   Trinity Industries, Inc.                      471,709
                                    300   United Capital Corp. (a)                        7,038
                                 12,202   Walter Industries, Inc.                       596,922
                                                                                     ----------
                                                                                      2,036,522
                                                                                     ----------

OFFICE FURNITURE & BUSINESS       5,124   Imagistics International, Inc. (a)            214,439
EQUIPMENT - 0.1%                  7,174   Kimball International, Inc. Class B            86,734
                                  3,300   Knoll, Inc.                                    60,555
                                 10,640   Presstek, Inc. (a)                            138,107
                                                                                     ----------
                                                                                        499,835
                                                                                     ----------

OFFSHORE DRILLING - 0.1%          3,427   Atwood Oceanics, Inc. (a)                     288,588
                                  1,900   Bois d'Arc Energy, Inc. (a)                    32,699
                                                                                     ----------
                                                                                        321,287
                                                                                     ----------

OIL: CRUDE PRODUCERS - 3.2%       7,000   ATP Oil & Gas Corp. (a)                       229,880
                                  4,200   Atlas America, Inc. (a)                       205,170
                                  4,901   Berry Petroleum Co. Class A                   326,848
                                  3,900   Bill Barrett Corp. (a)                        143,598
                                 12,400   Brigham Exploration Co. (a)                   159,340

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 16,511   Cabot Oil & Gas Corp. Class A              $   833,971
                                  6,100   Callon Petroleum Co. (a)                       127,673
                                  4,700   Carrizo Oil & Gas, Inc. (a)                    137,710
                                 15,700   Cheniere Energy, Inc. (a)                      649,352
                                 25,293   Cimarex Energy Co. (a)                       1,146,532
                                  2,800   Clayton Williams Energy, Inc. (a)              120,960
                                 13,257   Comstock Resources, Inc. (a)                   434,962
                                  3,400   Edge Petroleum Corp. (a)                        89,726
                                 17,000   Encore Acquisition Co. (a)                     660,450
                                 11,000   Endeavour International Corp. (a)               55,000
                                  8,900   Energy Partners Ltd. (a)                       277,858
                                 12,400   FX Energy, Inc. (a)(e)                         148,428
                                 16,330   Frontier Oil Corp.                             724,235
                                 13,500   Gasco Energy, Inc. (a)                          89,775
                                  4,300   Goodrich Petroleum Corp. (a)                   100,921
                                 66,343   Grey Wolf, Inc. (a)                            559,271
                                 13,800   Harvest Natural Resources, Inc. (a)            148,074
                                  8,183   Houston Exploration Co. (a)                    550,307
                                  7,400   McMoRan Exploration Co. (a)(e)                 143,856
                                 25,911   Meridian Resource Corp. (a)                    108,049
                                 12,400   Parallel Petroleum Corp. (a)                   173,600
                                 17,042   PetroHawk Energy Corp. (a)                     245,575
                                  6,000   Petroleum Development Corp. (a)                230,040
                                  8,600   Petroquest Energy, Inc. (a)                     89,784
                                  4,000   Pioneer Drilling Co. (a)                        78,080
                                  8,220   Remington Oil & Gas Corp. (a)                  341,130
                                  6,849   Resource America, Inc. Class A                 121,433
                                  7,087   Spinnaker Exploration Co. (a)                  458,458
                                 18,352   St. Mary Land & Exploration Co.                671,683
                                  6,578   Stone Energy Corp. (a)                         401,521
                                  8,917   Swift Energy Co. (a)                           407,953
                                 13,500   Todco Class A                                  563,085
                                  5,500   Toreador Resources Corp. (a)(e)                194,700
                                  5,100   Tri-Valley Corp. (a)(e)                         50,745
                                  3,800   W&T Offshore, Inc.                             123,234
                                  5,400   Warren Resources, Inc. (a)                      90,450
                                  9,200   Whiting Petroleum Corp. (a)                    403,328
                                                                                     -----------
                                                                                      12,816,745
                                                                                     -----------

OIL: INTEGRATED DOMESTIC -        3,500   Alon USA Energy, Inc. (a)                       84,525
0.3%                             11,800   Delta Petroleum Corp. (a)                      244,850
                                  3,600   Giant Industries, Inc. (a)                     210,744
                                 15,200   KCS Energy, Inc. (a)                           418,456
                                  1,400   Tipperary Corp. (a)                             10,318
                                                                                     -----------
                                                                                         968,893
                                                                                     -----------

PAINTS & COATINGS - 0.1%         13,676   Ferro Corp.                                    250,544
                                  7,140   H.B. Fuller Co.                                221,911
                                  1,793   Kronos Worldwide, Inc.                          56,910
                                                                                     -----------
                                                                                         529,365
                                                                                     -----------

PAPER - 0.5%                      8,426   Albany International Corp. Class A             310,667
                                 15,500   Bowater, Inc.                                  438,185
                                  7,398   Buckeye Technologies, Inc. (a)                  60,072
                                 10,974   Caraustar Industries, Inc. (a)                 120,495
                                  5,092   Chesapeake Corp.                                93,642
                                 14,000   Mercer International, Inc.-Sbi (a)             115,780

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  3,300   Neenah Paper, Inc.                         $   96,690
                                 16,901   P.H. Glatfelter Co.                           238,135
                                  7,580   Rock-Tenn Co. Class A                         114,458
                                 14,642   Wausau Paper Corp.                            183,171
                                  1,900   Xerium Technologies, Inc.                      21,812
                                                                                     ----------
                                                                                      1,793,107
                                                                                     ----------

PLASTICS - 0.1%                  12,654   Spartech Corp.                                247,259
                                                                                     ----------

POLLUTION CONTROL &               5,400   American Ecology Corp.                        105,948
ENVIRONMENTAL SERVICES -         16,300   Darling International, Inc. (a)                57,539
0.2%                              4,100   Duratek, Inc. (a)                              74,948
                                 13,746   Headwaters, Inc. (a)                          514,100
                                 11,500   Phoenix Technologies Ltd. (a)                  86,595
                                                                                     ----------
                                                                                        839,130
                                                                                     ----------

POWER TRANSMISSION EQUIPMENT
- 0.1%                            9,451   Regal-Beloit Corp.                            306,590
                                                                                     ----------

PRINTING & COPYING SERVICES      13,982   Bowne & Co., Inc.                             199,803
- 0.1%                           13,600   Cenveo, Inc. (a)                              141,032
                                  2,400   Schawk, Inc.                                   47,976
                                  4,400   TRM Corp. (a)                                  66,836
                                                                                     ----------
                                                                                        455,647
                                                                                     ----------

PRODUCTION TECHNOLOGY             4,400   ADE Corp. (a)                                  98,912
EQUIPMENT - 1.4%                 13,557   ATMI, Inc. (a)                                420,267
                                  8,100   August Technology Corp. (a)                    86,427
                                 31,300   Axcelis Technologies, Inc. (a)                163,386
                                 14,688   Brooks Automation, Inc. (a)                   195,791
                                 14,556   Cognex Corp.                                  437,699
                                 25,868   Credence Systems Corp. (a)                    206,427
                                 11,400   Cymer, Inc. (a)                               357,048
                                  7,531   Dionex Corp. (a)                              408,557
                                 11,261   Electro Scientific Industries, Inc. (a)       251,796
                                 17,200   Emcore Corp. (a)                              105,264
                                 36,399   Entegris, Inc. (a)                            411,309
                                  7,490   Esterline Technologies Corp. (a)              283,796
                                  7,155   FEI Co. (a)                                   137,734
                                  4,300   Intevac, Inc. (a)                              44,333
                                 18,356   Kulicke & Soffa Industries, Inc. (a)          133,081
                                 22,903   LTX Corp. (a)                                  96,651
                                  6,800   MTS Systems Corp.                             256,836
                                 11,099   Mattson Technology, Inc. (a)                   83,353
                                  6,062   Photon Dynamics, Inc. (a)                     116,087
                                 12,679   Photronics, Inc. (a)                          245,973
                                  4,500   Rofin-Sinar Technologies, Inc. (a)            170,955
                                  4,273   Rudolph Technologies, Inc. (a)                 57,557
                                  5,390   Ultratech, Inc. (a)                            84,030
                                 11,042   Varian Semiconductor Equipment
                                          Associates, Inc. (a)                          467,850
                                                                                     ----------
                                                                                      5,321,119
                                                                                     ----------

PUBLISHING: MISCELLANEOUS -       8,994   Banta Corp.                                   457,705
0.5%                              4,500   Consolidated Graphics, Inc. (a)               193,725
                                  1,950   Courier Corp.                                  72,930
                                  5,582   Martha Stewart Living Omnimedia, Inc.
                                          Class A (a)(e)                                139,662
                                  5,407   Playboy Enterprises, Inc. Class B (a)          76,239
                                 44,200   Primedia, Inc. (a)                            180,778

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                 31,100   The Reader's Digest Association, Inc.
                                          Class A                                    $  496,667
                                  8,760   Scholastic Corp. (a)                          323,770
                                  6,200   Thomas Nelson, Inc.                           116,312
                                                                                     ----------
                                                                                      2,057,788
                                                                                     ----------

PUBLISHING: NEWSPAPERS -         23,929   Hollinger International, Inc. Class A         234,504
0.2%                              4,800   Journal Communications, Inc. Class A           71,520
                                 12,233   Journal Register Co.                          197,930
                                  5,700   Media General, Inc. Class A                   330,657
                                                                                     ----------
                                                                                        834,611
                                                                                     ----------

RADIO & TV BROADCASTERS -         1,633   Beasley Broadcasting Group, Inc. Class A
0.8%                                      (a)                                            22,944
                                 17,900   Citadel Broadcasting Corp.                    245,767
                                 10,200   Cox Radio, Inc. Class A (a)                   155,040
                                 20,200   Cumulus Media, Inc. Class A (a)               252,298
                                  7,900   Emmis Communications Corp. Class A (a)        174,511
                                 10,900   Entercom Communications Corp. (a)             344,331
                                  1,500   Fisher Communications, Inc. (a)                69,840
                                 13,000   Gray Television, Inc.                         137,670
                                  5,054   Liberty Corp.                                 236,982
                                 11,800   Lin TV Corp. Class A (a)                      164,610
                                  5,300   Outdoor Channel Holdings, Inc. (a)             78,228
                                 30,600   Radio One, Inc. Class D (a)(e)                402,390
                                 10,171   Regent Communications, Inc. (a)                53,499
                                  5,033   Saga Communications, Inc. Class A (a)          66,939
                                  2,883   Salem Communications Corp. Class A (a)         53,163
                                 18,664   Sinclair Broadcast Group, Inc. Class A        165,550
                                 14,684   Spanish Broadcasting System Class A (a)       105,431
                                  2,800   WPT Enterprises, Inc. (a)                      24,696
                                 10,596   World Wrestling Entertainment, Inc.           137,748
                                  3,900   WorldSpace, Inc. Class A (a)                   54,951
                                                                                     ----------
                                                                                      2,946,588
                                                                                     ----------

RAILROAD EQUIPMENT - 0.1%         2,800   Greenbrier Cos., Inc.                          93,072
                                 16,939   Westinghouse Air Brake Technologies
                                          Corp.                                         462,096
                                                                                     ----------
                                                                                        555,168
                                                                                     ----------

RAILROADS - 0.4%                 11,481   Florida East Coast Industries, Inc.           519,974
                                  6,050   Genesee & Wyoming, Inc. Class A (a)           191,785
                                 26,076   Kansas City Southern (a)                      607,832
                                 10,302   RailAmerica, Inc. (a)                         122,594
                                                                                     ----------
                                                                                      1,442,185
                                                                                     ----------

REAL ESTATE - 0.4%                1,500   Avatar Holdings, Inc. (a)(e)                   88,860
                                  5,700   Bluegreen Corp. (a)                           100,605
                                  3,700   California Coastal Communities, Inc. (a)      130,314
                                  1,700   Consolidated-Tomoka Land Co.                  115,600
                                 10,600   DiamondRock Hospitality Co.                   124,550
                                  3,400   First Potomac Realty Trust                     87,380
                                  4,100   Housevalues, Inc. (a)(e)                       58,630
                                  4,000   JER Investors Trust, Inc.                      72,240
                                  2,600   NorthStar Realty Finance Corp.                 24,414
                                  8,200   Sunterra Corp. (a)                            107,666
                                  1,975   Tarragon Corp. (a)                             36,656
                                  2,215   Tejon Ranch Co. (a)                           104,105
                                 10,000   Trammell Crow Co. (a)                         246,800
                                 10,400   WCI Communities, Inc. (a)                     295,048
                                                                                     ----------
                                                                                      1,592,868
                                                                                     ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
Real Estate Investment            7,740   AMLI Residential Properties Trust            $248,222
Trusts (REIT) - 6.1%             12,300   Aames Investment Corp.                         77,244
                                 10,301   Acadia Realty Trust                           185,315
                                  2,300   Affordable Residential Communities             23,253
                                  1,100   Agree Realty Corp.                             31,075
                                    567   Alexander's, Inc. (a)                         153,090
                                  7,356   Alexandria Real Estate Equities, Inc.         608,268
                                  6,450   American Campus Communities, Inc.             154,929
                                 11,097   American Home Mortgage Investment Corp.       336,239
                                 16,300   Anthracite Capital, Inc.                      188,754
                                 14,300   Anworth Mortgage Asset Corp.                  118,261
                                  5,900   Arbor Realty Trust, Inc.                      165,790
                                 15,000   Ashford Hospitality Trust, Inc.               161,400
                                  5,899   Bedford Property Investors                    140,632
                                  3,800   Bimini Mortgage Management, Inc. Class A       42,940
                                 13,950   BioMed Realty Trust, Inc.                     345,960
                                  9,100   Boykin Lodging Co. (a)                        113,022
                                 19,547   Brandywine Realty Trust                       607,716
                                 11,350   Capital Automotive REIT                       439,359
                                 10,400   Capital Lease Funding, Inc.                   107,640
                                  2,500   Capital Trust, Inc.                            80,400
                                  3,200   Cedar Shopping Centers, Inc. (e)               46,304
                                 11,084   Colonial Properties Trust                     493,016
                                 15,675   Commercial Net Lease Realty                   313,500
                                 10,800   Corporate Office Properties Trust             377,460
                                  3,300   Correctional Properties Trust                  97,053
                                 11,700   Cousins Properties, Inc.                      353,574
                                  3,900   Criimi MAE, Inc. (a)                           67,119
                                  8,200   Deerfield Triarc Capital Corp.                113,652
                                    300   Digital Realty Trust, Inc.                      5,400
                                 17,100   ECC Capital Corp.                              55,746
                                  7,427   Eastgroup Properties                          324,931
                                  6,000   Education Realty Trust, Inc.                  100,200
                                  9,380   Entertainment Properties Trust                418,629
                                 16,140   Equity Inns, Inc.                             217,890
                                  6,194   Equity Lifestyle Properties, Inc.             278,730
                                 10,700   Equity One, Inc.                              248,775
                                  7,150   Extra Space Storage, Inc.                     109,967
                                 15,570   FelCor Lodging Trust, Inc. (a)                235,886
                                 19,700   Fieldstone Investment Corp.                   229,702
                                 12,000   First Industrial Realty Trust, Inc.           480,600
                                  9,100   GMH Communities Trust                         133,497
                                  9,382   Gables Residential Trust                      409,524
                                  5,200   Getty Realty Corp.                            149,656
                                  7,039   Glenborough Realty Trust, Inc.                135,149
                                 13,556   Glimcher Realty Trust                         331,715
                                 10,100   Government Properties Trust, Inc.              98,980
                                  2,550   Gramercy Capital Corp.                         61,098
                                  8,200   Heritage Property Investment Trust            287,000
                                  9,800   Hersha Hospitality Trust                       97,314
                                  9,700   Highland Hospitality Corp.                     99,522
                                 15,500   Highwoods Properties, Inc.                    457,405
                                  8,420   Home Properties, Inc.                         330,485
                                 13,000   HomeBanc Corp.                                100,360

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 22,000   IMPAC Mortgage Holdings, Inc.              $   269,720
                                 24,900   Inland Real Estate Corp.                       389,934
                                 12,792   Innkeepers USA Trust                           197,636
                                 13,700   Investors Real Estate Trust                    130,150
                                 10,178   Kilroy Realty Corp.                            570,273
                                  2,000   Kite Realty Group Trust                         29,840
                                  5,200   LTC Properties, Inc.                           110,240
                                 65,000   La Quinta Corp. (a)                            564,850
                                  9,020   LaSalle Hotel Properties                       310,739
                                 18,842   Lexington Corporate Properties Trust           443,729
                                 17,400   Luminent Mortgage Capital, Inc.                131,370
                                 26,100   MFA Mortgage Investments, Inc.                 159,993
                                 12,900   Maguire Properties, Inc.                       387,645
                                  4,200   Medical Properties Trust, Inc.                  41,160
                                 24,658   Meristar Hospitality Corp. (a)                 225,128
                                  7,229   Mid-America Apartment Communities, Inc.        336,221
                                  6,929   National Health Investors, Inc.                191,310
                                    200   National Health Realty, Inc.                     3,882
                                 21,359   Nationwide Health Properties, Inc.             497,665
                                 15,900   Newcastle Investment Corp.                     443,610
                                  6,500   Novastar Financial, Inc. (e)                   214,435
                                 15,600   Omega Healthcare Investors, Inc.               217,152
                                  4,900   One Liberty Properties, Inc.                    97,559
                                  5,200   Origen Financial, Inc.                          39,364
                                  4,608   PS Business Parks, Inc.                        211,046
                                  3,104   Parkway Properties, Inc.                       145,640
                                 11,532   Pennsylvania Real Estate Investment
                                          Trust                                          486,420
                                 14,086   Post Properties, Inc.                          524,704
                                 12,750   Prentiss Properties Trust                      517,650
                                  8,800   RAIT Investment Trust                          250,800
                                  4,300   Ramco-Gershenson Properties Trust              125,517
                                  5,895   Redwood Trust, Inc.                            286,556
                                  4,122   Saul Centers, Inc.                             148,351
                                 14,600   Saxon Capital Inc.                             173,010
                                 21,914   Senior Housing Properties Trust                416,366
                                  2,800   Sizeler Property Investors, Inc.                33,992
                                  4,604   Sovran Self Storage, Inc.                      225,366
                                 20,300   Spirit Finance Corp.                           228,375
                                 15,100   Strategic Hotel Capital, Inc.                  275,726
                                  6,843   Sun Communities, Inc.                          224,177
                                  5,900   Sunstone Hotel Investors, Inc.                 143,901
                                  9,622   Tanger Factory Outlet Centers, Inc.            267,588
                                 17,808   Taubman Centers, Inc.                          564,514
                                  6,563   The Town & Country Trust                       190,458
                                 17,300   Trustreet Properties, Inc.                     270,745
                                  8,400   U-Store-It Trust                               170,268
                                  4,527   Universal Health Realty Income Trust           150,523
                                  6,000   Urstadt Biddle Properties, Inc. Class A         90,960
                                 12,965   Washington Real Estate Investment Trust        403,341
                                  7,055   Winston Hotels, Inc.                            70,550
                                                                                     -----------
                                                                                      24,189,497
                                                                                     -----------

RECREATIONAL VEHICLES &           6,143   Arctic Cat, Inc.                               126,177
BOATS - 0.3%                      4,207   Coachmen Industries, Inc.                       48,338
                                 14,599   Fleetwood Enterprises, Inc. (a)                179,568

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  2,175   Marine Products Corp.                      $   23,990
                                  8,824   Monaco Coach Corp.                            130,066
                                 11,484   Thor Industries, Inc.                         390,456
                                  8,990   Winnebago Industries, Inc.                    260,440
                                                                                     ----------
                                                                                      1,159,035
                                                                                     ----------

RENTAL & LEASING SERVICES:        3,753   Electro Rent Corp. (a)                         47,213
COMMERCIAL - 0.3%                13,100   GATX Corp.                                    518,105
                                    900   Interpool, Inc.                                16,425
                                  1,900   Marlin Business Services, Inc. (a)             43,776
                                  4,910   McGrath RentCorp                              139,100
                                 18,900   United Rentals, Inc. (a)                      372,519
                                                                                     ----------
                                                                                      1,137,138
                                                                                     ----------

RENTAL & LEASING SERVICES:       11,593   Aaron Rents, Inc.                             245,192
CONSUMER - 0.3%                   4,000   Amerco, Inc. (a)                              232,760
                                  8,195   Dollar Thrifty Automotive Group (a)           275,926
                                  7,878   Rent-Way, Inc. (a)                             54,122
                                  9,458   WESCO International, Inc. (a)                 320,342
                                                                                     ----------
                                                                                      1,128,342
                                                                                     ----------

RESTAURANTS - 1.3%               10,200   AFC Enterprises (a)                           117,708
                                  3,300   BJ's Restaurants, Inc. (a)                     67,419
                                 13,480   Bob Evans Farms, Inc.                         306,131
                                  3,325   Buffalo Wild Wings, Inc. (a)                   88,112
                                 10,050   CEC Entertainment, Inc. (a)                   319,188
                                 17,700   CKE Restaurants, Inc.                         233,286
                                  7,600   California Pizza Kitchen, Inc. (a)            222,224
                                  2,200   Dave & Buster's, Inc. (a)                      29,370
                                 26,700   Denny's Corp. (a)                             109,737
                                  8,850   Domino's Pizza, Inc.                          206,382
                                  6,348   IHOP Corp.                                    258,618
                                 11,818   Jack in the Box, Inc. (a)                     353,476
                                 16,200   Krispy Kreme Doughnuts, Inc. (a)(e)           101,412
                                  3,096   Landry's Restaurants, Inc.                     90,713
                                  7,554   Lone Star Steakhouse & Saloon, Inc.           196,404
                                  9,200   Luby's, Inc. (a)                              120,152
                                    400   McCormick & Schmick's Seafood
                                          Restaurants, Inc. (a)                           8,448
                                  9,884   O'Charleys, Inc. (a)                          141,440
                                  6,908   PF Chang's China Bistro, Inc. (a)             309,686
                                  2,248   Papa John's International, Inc. (a)           112,670
                                 12,977   Rare Hospitality International, Inc. (a)      333,509
                                  3,600   Red Robin Gourmet Burgers, Inc. (a)           165,024
                                 20,100   Ruby Tuesday, Inc. (a)                        437,376
                                  4,300   Ruth's Chris Steak House, Inc.                 79,034
                                 15,000   Ryan's Restaurant Group, Inc. (a)             175,050
                                  7,028   The Steak n Shake Co. (a)                     127,558
                                 11,600   Texas Roadhouse, Inc. Class A (a)             172,840
                                 11,550   Triarc Cos.                                   176,369
                                                                                     ----------
                                                                                      5,059,336
                                                                                     ----------

RETAIL - 4.1%                     1,700   1-800 Contacts, Inc. (a)                       31,875
                                 11,224   1-800-FLOWERS.COM, Inc. Class A (a)            78,680
                                 12,700   99 Cents Only Stores (a)                      117,475
                                  6,300   AC Moore Arts & Crafts, Inc. (a)              120,834
                                 16,850   Aeropostale, Inc. (a)                         358,062
                                  4,950   America's Car Mart, Inc. (a)                   88,803
                                  2,600   Asbury Automotive Group, Inc. (a)              44,278

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  5,600   Big 5 Sporting Goods Corp.                 $  133,616
                                 40,000   Big Lots, Inc. (a)                            439,600
                                    846   Blair Corp. (e)                                31,209
                                 52,600   Blockbuster, Inc. Class A (e)                 249,850
                                  3,900   Blue Nile, Inc. (a)(e)                        123,396
                                  3,600   The Bon-Ton Stores, Inc.                       69,912
                                  6,650   Brookstone, Inc. (a)                          132,601
                                  5,979   Brown Shoe Co., Inc.                          197,307
                                  1,449   The Buckle, Inc.                               49,223
                                  4,000   Build-A-Bear Workshop, Inc. (a)(e)             89,200
                                  5,492   Burlington Coat Factory Warehouse Corp.       208,916
                                 16,934   CSK Auto Corp. (a)                            251,978
                                  8,100   Cabela's, Inc. Class A (a)(e)                 148,797
                                  5,050   Cache, Inc. (a)                                76,911
                                  9,800   Casual Male Retail Group, Inc. (a)(e)          67,424
                                  9,595   The Cato Corp. Class A                        191,228
                                  4,700   Central Garden and Pet Co. (a)                212,675
                                  2,100   Charlotte Russe Holding, Inc. (a)              27,972
                                 41,740   Charming Shoppes, Inc. (a)                    445,366
                                  6,085   The Children's Place Retail Stores,
                                          Inc. (a)                                      216,869
                                 12,128   Christopher & Banks Corp.                     168,215
                                 11,545   Coldwater Creek, Inc. (a)                     291,165
                                    600   Conn's, Inc. (a)                               16,632
                                  4,576   Cost Plus, Inc. (a)                            83,054
                                    500   DEB Shops, Inc.                                10,870
                                  3,800   DSW, Inc. Class A (a)                          80,560
                                  6,400   Design Within Reach, Inc. (a)                  57,792
                                  8,645   Dress Barn, Inc. (a)                          196,760
                                 15,800   drugstore.com (a)                              58,460
                                  3,931   Electronics Boutique Holdings Corp. (a)       247,024
                                  4,000   FTD Group, Inc. (a)                            41,400
                                 15,435   Fred's, Inc.                                  193,092
                                  9,100   GSI Commerce, Inc. (a)                        181,090
                                 14,400   GameStop Corp. Class B (a)                    408,816
                                     16   Gander Mountain Co. (a)                           144
                                  7,038   Genesco, Inc. (a)                             262,095
                                  7,800   Global Imaging Systems, Inc. (a)              265,590
                                  5,600   Goody's Family Clothing, Inc.                  42,392
                                  5,532   Group 1 Automotive, Inc. (a)                  152,683
                                  7,239   Guitar Center, Inc. (a)                       399,665
                                 12,358   Gymboree Corp. (a)                            168,563
                                 11,681   HOT Topic, Inc. (a)                           179,420
                                  5,761   Handleman Co.                                  72,761
                                 12,375   Hibbett Sporting Goods, Inc. (a)              275,344
                                 17,898   Insight Enterprises, Inc. (a)                 332,903
                                  8,262   The J. Jill Group, Inc. (a)                   130,705
                                  6,905   Jo-Ann Stores, Inc. (a)                       119,456
                                  3,287   Jos. A. Bank Clothiers, Inc. (a)              142,064
                                  1,647   Lawson Products, Inc. (e)                      60,478
                                 12,318   Linens 'N Things, Inc. (a)                    328,891
                                  6,800   Lithia Motors, Inc. Class A                   197,064
                                  2,600   MarineMax, Inc. (a)                            66,274
                                  2,600   New York & Co. (a)                             42,640
                                  4,100   Overstock.com, Inc. (a)(e)                    157,235

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                 14,210   PEP Boys-Manny, Moe & Jack                 $   196,666
                                 21,500   Pacific Sunwear of California, Inc. (a)        460,960
                                  6,400   The Pantry, Inc. (a)                           239,168
                                  5,900   Party City Corp. (a)                            99,828
                                 20,000   Payless Shoesource, Inc. (a)                   348,000
                                 16,300   Petco Animal Supplies, Inc. (a)                344,908
                                 24,899   Pier 1 Imports, Inc.                           280,612
                                  7,516   Priceline.com, Inc. (a)(e)                     145,209
                                  9,900   Restoration Hardware, Inc. (a)                  62,568
                                  7,400   Retail Ventures, Inc. (a)                       81,252
                                  9,200   Rush Enterprises Inc. Class A (a)              140,576
                                  3,547   Russ Berrie & Co., Inc.                         50,084
                                  7,054   School Specialty, Inc. (a)                     344,094
                                    700   Sharper Image Corp. (a)                          8,820
                                  9,098   ShopKo Stores, Inc. (a)                        232,181
                                  8,800   Sonic Automotive, Inc.                         195,536
                                  6,626   The Sports Authority, Inc. (a)                 195,069
                                  8,400   Stage Stores, Inc.                             225,708
                                  5,203   Stamps.com, Inc. (a)                            89,544
                                  6,824   Stein Mart, Inc.                               138,527
                                  6,500   Talbots, Inc.                                  194,480
                                 10,666   Too, Inc. (a)                                  292,568
                                 11,400   Tractor Supply Co. (a)                         520,410
                                  7,830   Trans World Entertainment Corp. (a)             61,779
                                  9,890   Tuesday Morning Corp.                          255,854
                                  7,731   United Auto Group, Inc.                        255,432
                                 12,980   United Natural Foods, Inc. (a)                 458,973
                                  8,156   ValueVision Media, Inc. Class A (a)             92,571
                                  9,900   The Wet Seal, Inc. Class A (a)(e)               44,550
                                  2,800   Wilsons The Leather Experts (a)                 17,080
                                 16,300   Zale Corp. (a)                                 443,034
                                  1,800   Zumiez, Inc. (a)                                58,734
                                                                                     -----------
                                                                                      16,210,129
                                                                                     -----------

SAVINGS & LOAN - 2.1%             6,837   Anchor Bancorp Wisconsin, Inc.                 201,555
                                 11,550   BFC Financial Corp. (a)                         80,619
                                 17,138   Bank Mutual Corp.                              183,719
                                 17,142   BankAtlantic Bancorp, Inc. Class A             291,243
                                  5,573   BankUnited Financial Corp. Class A             127,455
                                  2,400   Berkshire Hills Bancorp, Inc.                   81,600
                                  1,900   Beverly Hills Bancorp, Inc.                     19,494
                                 23,087   Brookline Bancorp, Inc.                        365,236
                                    500   Charter Financial Corp.                         17,045
                                  4,275   Coastal Financial Corp.                         64,082
                                 16,326   Commercial Capital Bancorp, Inc.               277,542
                                 12,527   Commercial Federal Corp.                       427,672
                                 10,349   Dime Community Bancshares, Inc.                152,337
                                  8,922   Fidelity Bankshares, Inc.                      272,567
                                  1,220   First Defiance Financial Corp.                  33,465
                                  4,026   First Financial Holdings, Inc.                 123,679
                                  3,240   First Indiana Corp.                            110,387
                                 40,453   First Niagara Financial Group, Inc.            584,141
                                  3,000   First Place Financial Corp.                     66,510
                                  8,450   First Republic Bank                            297,693
                                  4,100   FirstFed Financial Corp. (a)                   220,621

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  8,450   Flagstar Bancorp, Inc.                     $  136,045
                                  5,175   Flushing Financial Corp.                       84,715
                                  3,078   Great Southern Bancorp, Inc.                   92,094
                                  7,017   Harbor Florida Bancshares, Inc.               254,507
                                  3,000   Horizon Financial Corp.                        66,000
                                  1,850   IBERIABANK Corp.                               98,327
                                  2,700   ITLA Capital Corp. (a)                        141,723
                                  8,100   KNBT Bancorp, Inc.                            126,117
                                  6,500   Kearny Financial Corp.                         81,250
                                 10,060   MAF Bancorp, Inc.                             412,460
                                    300   NASB Financial, Inc.                           11,871
                                 17,911   Netbank, Inc.                                 148,840
                                 40,000   NewAlliance Bancshares, Inc.                  585,600
                                  4,667   Northwest Bancorp, Inc.                        99,174
                                  2,696   OceanFirst Financial Corp.                     65,081
                                 10,265   Ocwen Financial Corp. (a)                      71,239
                                  7,111   PFF Bancorp, Inc.                             215,179
                                 20,328   Partners Trust Financial Group, Inc.          234,179
                                  2,700   Pennfed Financial Services, Inc.               49,356
                                  1,450   Provident Financial Holdings, Inc.             40,673
                                 21,758   Provident Financial Services, Inc.            382,941
                                 10,289   Provident New York Bancorp                    120,073
                                  4,100   Rockville Financial, Inc. (a)                  54,694
                                  2,400   Sound Federal Bancorp, Inc.                    40,104
                                  8,253   Sterling Financial Corp.                      186,105
                                  6,900   TierOne Corp.                                 181,539
                                  8,061   United Community Financial Corp.               90,444
                                 33,733   W Holding Co., Inc.                           322,487
                                    400   Westfield Financial, Inc.                       9,400
                                                                                     ----------
                                                                                      8,400,879
                                                                                     ----------

SCIENTIFIC EQUIPMENT &           12,835   Newport Corp. (a)                             178,792
SUPPLIERS - 0.2%                 11,735   Varian, Inc. (a)                              402,745
                                                                                     ----------
                                                                                        581,537
                                                                                     ----------

SECURITIES BROKERAGE &           10,450   Archipelago Holdings, Inc. (a)(e)             416,433
SERVICES - 0.6%                   2,900   BKF Capital Group, Inc.                        89,697
                                 13,745   CharterMac                                    281,772
                                    700   GFI Group, Inc. (a)                            28,819
                                 13,500   Investment Technology Group, Inc. (a)         399,600
                                 39,000   Knight Capital Group, Inc. Class A (a)        324,090
                                 17,200   LaBranche & Co., Inc. (a)                     149,468
                                 10,200   MarketAxess Holdings, Inc. (a)                138,720
                                  9,261   NCO Group, Inc. (a)                           191,332
                                  6,200   optionsXpress Holdings, Inc.                  118,048
                                  4,804   SWS Group, Inc.                                78,786
                                    200   ZipRealty, Inc. (a)                             2,548
                                                                                     ----------
                                                                                      2,219,313
                                                                                     ----------

SERVICES: COMMERCIAL - 3.2%       3,963   4Kids Entertainment, Inc. (a)                  68,917
                                 12,070   ABM Industries, Inc.                          251,177
                                  5,805   AMN Healthcare Services, Inc. (a)              89,803
                                  5,661   Administaff, Inc.                             224,968
                                  7,100   The Advisory Board Co. (a)                    369,484
                                  5,000   Ambassadors Group, Inc.                       111,500
                                  3,000   Angelica Corp.                                 53,550
                                 12,500   Autobytel, Inc. (a)                            62,625

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
                                  1,700   Braun Consulting, Inc. (a)                  $  46,835
                                 18,253   CBIZ, Inc. (a)                                 93,090
                                  3,801   CDI Corp.                                     112,282
                                  2,500   CRA International, Inc. (a)                   104,225
                                  8,978   Casella Waste Systems, Inc. (a)               117,881
                                  8,785   Central Parking Corp.                         131,336
                                  7,772   Chemed Corp.                                  336,838
                                  4,800   Clark, Inc.                                    80,784
                                  6,250   CoStar Group, Inc. (a)                        292,000
                                  9,000   Cogent, Inc. (a)                              213,750
                                  9,892   Coinstar, Inc. (a)                            183,101
                                 12,594   Corrections Corp. of America (a)              499,982
                                  9,000   Cross Country Healthcare, Inc. (a)            167,040
                                 12,200   DiamondCluster International, Inc.
                                          Class A (a)                                    92,476
                                  2,000   Escala Group, Inc. (a)                         33,300
                                  2,402   Exponent, Inc. (a)                             75,399
                                 12,341   FTI Consulting, Inc. (a)                      311,734
                                  3,881   Forrester Research, Inc. (a)                   80,802
                                  6,277   G&K Services, Inc. Class A                    247,251
                                  2,900   The Geo Group, Inc. (a)                        76,850
                                 10,300   Gevity HR, Inc.                               280,572
                                 15,300   Harris Interactive, Inc. (a)                   65,331
                                  7,358   Heidrick & Struggles International, Inc.
                                          (a)                                           238,252
                                  9,000   Hudson Highland Group, Inc. (a)               224,730
                                 35,300   IKON Office Solutions, Inc.                   352,294
                                 11,300   Jackson Hewitt Tax Service, Inc.              270,183
                                  5,768   Kelly Services, Inc. Class A                  176,847
                                  6,800   Kforce, Inc. (a)                               70,040
                                 10,868   Korn/Ferry International (a)                  178,127
                                 17,822   Labor Ready, Inc. (a)                         457,134
                                  5,404   MAXIMUS, Inc.                                 193,193
                                 33,105   MPS Group, Inc. (a)                           390,639
                                  5,742   Midas, Inc. (a)                               114,151
                                  2,900   Monro Muffler, Inc.                            76,183
                                 15,123   Navigant Consulting, Inc. (a)                 289,757
                                  3,717   Netratings, Inc. (a)                           56,573
                                  7,900   NeuStar, Inc. Class A (a)                     252,721
                                  8,500   Nutri/System, Inc. (a)                        212,670
                                 14,364   PHH Corp. (a)                                 394,435
                                  8,739   Pegasus Solutions, Inc. (a)                    78,476
                                  3,660   Pre-Paid Legal Services, Inc. (e)             141,642
                                  4,500   The Providence Service Corp. (a)              137,655
                                 15,700   Regis Corp.                                   593,774
                                 16,332   Resources Connection, Inc. (a)                483,917
                                  9,402   Rollins, Inc.                                 183,527
                                  4,700   Sirva, Inc. (a)                                35,062
                                 13,700   Source Interlink Cos., Inc. (a)               151,522
                                 21,029   Spherion Corp. (a)                            159,820
                                  4,740   Startek, Inc.                                  62,568
                                 12,289   TeleTech Holdings, Inc. (a)                   123,136
                                 16,931   Tetra Tech, Inc. (a)                          284,779
                                    700   Travelzoo, Inc. (a)(e)                         15,533
                                  2,800   Unifirst Corp.                                 98,196
                                  2,400   Vertrue, Inc. (a)                              87,240

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   -----------
                                  5,800   Viad Corp.                                 $   158,630
                                  1,759   Volt Information Sciences, Inc. (a)             35,743
                                 13,018   Waste Connections, Inc. (a)                    456,671
                                 13,300   Waste Services, Inc. (a)                        49,210
                                  9,825   Watson Wyatt & Co. Holdings                    264,784
                                 14,113   Wireless Facilities, Inc. (a)                   81,855
                                  6,100   World Fuel Services Corp.                      197,945
                                                                                     -----------
                                                                                      12,704,497
                                                                                     -----------

SHIPPING - 0.2%                   6,500   Gulfmark Offshore, Inc. (a)                    209,755
                                  7,030   Kirby Corp. (a)                                347,493
                                  2,500   Maritrans, Inc.                                 80,000
                                                                                     -----------
                                                                                         637,248
                                                                                     -----------

SHOES - 0.4%                      1,900   Deckers Outdoor Corp. (a)(e)                    45,714
                                 15,566   The Finish Line, Inc. Class A                  227,108
                                  6,996   K-Swiss, Inc. Class A                          206,872
                                  3,592   Kenneth Cole Productions, Inc. Class A          98,026
                                  3,700   Shoe Carnival, Inc. (a)                         58,867
                                  6,655   Skechers U.S.A., Inc. Class A (a)              108,942
                                  5,612   Steven Madden Ltd. (a)                         128,627
                                 12,935   Stride Rite Corp.                              165,827
                                    300   Weyco Group, Inc.                                5,850
                                 18,808   Wolverine World Wide, Inc.                     395,908
                                                                                     -----------
                                                                                       1,441,741
                                                                                     -----------

STEEL - 0.7%                     38,227   AK Steel Holding Corp. (a)                     327,605
                                  7,726   Carpenter Technology, Corp.                    452,821
                                  7,234   Gibraltar Industries, Inc.                     165,442
                                 10,900   Oregon Steel Mills, Inc. (a)                   304,110
                                  5,600   Roanoke Electric Steel Corp.                   112,168
                                  5,550   Schnitzer Steel Industries, Inc. Class A       180,764
                                 11,297   Steel Dynamics, Inc.                           383,646
                                  5,100   Steel Technologies, Inc.                       132,243
                                  4,300   Wheeling-Pittsburgh Corp. (a)                   71,939
                                 24,600   Worthington Industries, Inc.                   517,338
                                                                                     -----------
                                                                                       2,648,076
                                                                                     -----------

SYNTHETIC FIBERS - 0.0%           4,418   Wellman, Inc.                                   27,966
                                                                                     -----------

TELECOMMUNICATIONS EQUIPMENT      1,700   Applied Signal Technology, Inc.                 32,436
 - 0.9%                          31,800   Arris Group, Inc. (a)                          377,148
                                  6,885   Audiovox Corp. Class A (a)                      96,252
                                 15,761   Belden CDT, Inc.                               306,236
                                 14,834   C-COR, Inc. (a)                                100,129
                                  4,800   Essex Corp. (a)                                104,016
                                 17,000   Interdigital Communications Corp. (a)          333,880
                                  5,700   Mastec, Inc. (a)                                62,130
                                 15,199   Plantronics, Inc.                              468,281
                                 33,600   Polycom, Inc. (a)                              543,312
                                 28,577   Powerwave Technologies, Inc. (a)               371,215
                                    200   Preformed Line Products Co.                      9,440
                                 25,200   SBA Communications Corp. Class A (a)           389,340
                                  8,980   Spectralink Corp.                              114,495
                                 18,500   Symmetricom, Inc. (a)                          143,190
                                 14,600   Telkonet, Inc. (a)(e)                           57,232
                                 23,076   Terayon Corp. (a)                               89,996
                                                                                     -----------
                                                                                       3,598,728
                                                                                     -----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
Textile Products - 0.1%           7,400   DHB Industries, Inc. (a)                   $   31,006
                                  5,300   Dixie Group, Inc. (a)                          84,482
                                 21,400   Innovo Group, Inc. (a)                         41,730
                                 14,221   Interface, Inc. Class A (a)                   117,465
                                                                                     ----------
                                                                                        274,683
                                                                                     ----------

TEXTILES APPAREL                  5,700   Carter's, Inc. (a)                            323,760
MANUFACTURERS - 0.5%              2,500   Cherokee, Inc.                                 87,450
                                  4,600   Cone Mills Corp. (a)                           67,160
                                  6,485   Guess?, Inc. (a)                              138,974
                                  4,900   Hartmarx Corp. (a)                             32,095
                                  6,382   Kellwood Co.                                  164,975
                                  4,200   Maidenform Brands, Inc. (a)                    57,750
                                  4,142   Oxford Industries, Inc.                       186,887
                                  4,800   Perry Ellis International, Inc. (a)           104,352
                                 10,754   Phillips-Van Heusen, Corp.                    333,589
                                 13,317   Russell Corp.                                 186,971
                                  1,500   Volcom Inc. (a)                                42,015
                                 13,500   The Warnaco Group, Inc. (a)                   295,785
                                                                                     ----------
                                                                                      2,021,763
                                                                                     ----------

TIRES & RUBBER - 0.1%             3,374   Bandag, Inc.                                  144,610
                                 18,100   Cooper Tire & Rubber Co.                      276,387
                                  2,000   Titan International, Inc.                      27,460
                                                                                     ----------
                                                                                        448,457
                                                                                     ----------

TOBACCO - 0.2%                   33,555   Alliance One International, Inc.              118,785
                                  5,720   Schweitzer-Mauduit International, Inc.        127,670
                                 11,800   Star Scientific, Inc. (a)(e)                   39,648
                                  8,056   Universal Corp.                               312,814
                                 10,914   Vector Group Ltd. (e)                         218,383
                                                                                     ----------
                                                                                        817,300
                                                                                     ----------

TOYS - 0.1%                      10,230   Jakks Pacific, Inc. (a)                       166,033
                                  7,700   Leapfrog Enterprises, Inc. (a)(e)             113,729
                                                                                     ----------
                                                                                        279,762
                                                                                     ----------

TRANSPORTATION                    1,600   Dynamex, Inc. (a)                              25,024
MISCELLANEOUS - 0.2%              7,100   HUB Group, Inc. Class A (a)                   260,641
                                 14,400   Odyssey Marine Exploration, Inc. (a)           53,136
                                 10,900   Pacer International, Inc.                     287,324
                                  6,681   SCS Transportation, Inc. (a)                  104,959
                                  4,900   US Xpress Enterprises, Inc. Class A (a)        57,134
                                  3,000   USA Truck, Inc. (a)                            75,900
                                                                                     ----------
                                                                                        864,118
                                                                                     ----------

TRUCKERS - 0.5%                   6,241   Arkansas Best Corp.                           217,624
                                  4,900   Covenant Transport, Inc. Class A (a)           59,290
                                 11,732   Forward Air Corp.                             432,207
                                  2,000   Frozen Food Express Industries (a)             20,980
                                 15,580   Heartland Express, Inc.                       316,897
                                 11,175   Knight Transportation, Inc.                   272,223
                                  1,300   Marten Transport Ltd. (a)                      32,890
                                  7,550   Old Dominion Freight Line (a)                 252,850
                                  1,200   PAM Transportation Services (a)                19,392
                                  1,700   Universal Truckload Services, Inc. (a)         31,586
                                 12,600   Werner Enterprises, Inc.                      217,854
                                                                                     ----------
                                                                                      1,873,793
                                                                                     ----------

UTILITIES: CABLE TV & RADIO
- 0.0%                           18,500   Mediacom Communications Corp. Class A
                                          (a)                                           136,530
                                                                                     ----------

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                 VALUE
----------------------------   --------   ----------------------------------------   ----------
Utilities: Electrical - 1.3%      9,266   Allete, Inc.                               $  424,475
                                 18,275   Avista Corp.                                  354,535
                                  8,900   Black Hills Corp.                             385,993
                                  5,089   CH Energy Group, Inc.                         241,626
                                  3,803   Central Vermont Public Service Corp.           66,552
                                 15,367   Cleco Corp.                                   362,354
                                 21,000   Duquesne Light Holdings, Inc.                 361,410
                                 17,808   El Paso Electric Co. (a)                      371,297
                                  9,268   The Empire District Electric Co.              211,959
                                 11,600   IDACORP, Inc.                                 349,508
                                  5,645   MGE Energy, Inc.                              206,099
                                 13,200   NorthWestern Corp.                            398,508
                                  8,486   Otter Tail Corp.                              262,557
                                 33,477   Sierra Pacific Resources (a)                  497,133
                                  4,600   UIL Holdings Corp.                            240,626
                                  9,083   Unisource Energy Corp.                        301,919
                                                                                     ----------
                                                                                      5,036,551
                                                                                     ----------

UTILITIES: GAS DISTRIBUTORS       5,822   Cascade Natural Gas Corp.                     126,745
- 0.8%                            2,700   EnergySouth, Inc.                              74,493
                                  6,348   The Laclede Group, Inc.                       206,247
                                  8,374   New Jersey Resources Corp.                    385,037
                                 12,500   Nicor, Inc.                                   525,375
                                 10,199   Northwest Natural Gas Co.                     379,607
                                 10,400   Peoples Energy Corp.                          409,552
                                  9,332   South Jersey Industries, Inc.                 271,934
                                 13,890   Southwest Gas Corp.                           380,447
                                 17,100   WGL Holdings, Inc.                            549,423
                                                                                     ----------
                                                                                      3,308,860
                                                                                     ----------

UTILITIES: GAS PIPELINES -
0.0%                             15,031   Transmontaigne, Inc. (a)                      120,098
                                                                                     ----------

UTILITIES: MISCELLANEOUS -
0.1%                            130,300   Aquila, Inc. (a)                              515,988
                                                                                     ----------

UTILITIES:                        2,000   Alaska Communications Systems Group,
TELECOMMUNICATIONS - 1.1%                 Inc.                                           22,880
                                  5,655   CT Communications, Inc.                        69,952
                                  4,926   Centennial Communications Corp. (a)            73,791
                                 76,100   Cincinnati Bell, Inc. (a)                     335,601
                                  5,033   Commonwealth Telephone Enterprises, Inc.      189,744
                                 39,400   Dobson Communications Corp. Class A (a)
                                          (e)                                           302,198
                                 11,200   FairPoint Communications, Inc.                163,856
                                 16,639   General Communication Class A (a)             164,726
                                 12,500   GlobeTel Communications Corp. (a)              18,125
                                  5,792   Golden Telecom, Inc. (f)                      182,853
                                 20,400   IDT Corp. Class B (a)                         248,676
                                  5,800   Intrado, Inc. (a)                             104,574
                                 10,000   Iowa Telecommunications Services, Inc.        168,200
                                232,700   Level 3 Communications, Inc. (a)(e)           539,864
                                  4,421   North Pittsburgh Systems, Inc.                 90,233
                                 21,600   Premiere Global Services, Inc. (a)            176,688
                                 14,389   Price Communications Corp. (a)                236,699
                                  6,300   RCN Corp. (a)                                 133,686
                                  1,600   Shenandoah Telecom Co.                         65,904
                                  4,400   SureWest Communications                       126,192
                                 11,733   Talk America Holdings, Inc. (a)               110,642
                                 19,800   Time Warner Telecom, Inc. Class A (a)         154,440

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

                                SHARES
INDUSTRY                         HELD     COMMON STOCKS                                  VALUE
----------------------------   --------   ----------------------------------------   ------------
                                  8,020   USA Mobility, Inc. (a)                     $    216,380
                                 27,600   Ubiquitel, Inc. (a)                             241,224
                                 13,100   Valor Communications Group, Inc.                178,553
                                                                                     ------------
                                                                                        4,315,681
                                                                                     ------------

UTILITIES: WATER - 0.2%           4,985   American States Water Co.                       166,798
                                  5,196   California Water Service Group                  214,075
                                  2,389   Connecticut Water Service, Inc.                  59,056
                                  3,382   Middlesex Water Co.                              75,926
                                  1,974   SJW Corp.                                        95,305
                                  3,032   Southwest Water Co.                              43,964
                                                                                     ------------
                                                                                          655,124
                                                                                     ------------

WHOLESALE & INTERNATIONAL
TRADE - 0.1%                      4,950   Central European Distribution Corp. (a)         210,820
                                                                                     ------------

WHOLESALERS - 0.3%               12,400   Bell Microproducts, Inc. (a)                    124,372
                                  6,850   Brightpoint, Inc. (a)                           131,109
                                  5,800   LKQ Corp. (a)                                   175,160
                                  8,400   Prestige Brands Holdings, Inc. (a)              103,488
                                 10,269   United Stationers, Inc. (a)                     491,474
                                                                                     ------------
                                                                                        1,025,603
                                                                                     ------------

                                          TOTAL COMMON STOCKS
                                          (COST - $303,301,526) - 95.9%               378,475,257
                                                                                     ------------
                                          MUTUAL FUNDS
INVESTMENT MANAGEMENT
COMPANIES - 0.0%                  4,900   Gladstone Capital Corp.                         110,495
                                                                                     ------------
                                          TOTAL MUTUAL FUNDS
                                          (COST - $104,653) - 0.0%                        110,495
                                                                                     ------------

                               BENEFICIAL       OTHER
                                INTEREST    INTERESTS (B)
                              -----------   -------------
OIL: CRUDE PRODUCERS - 0.0%   $       500   PetroCorp Incorporated (Escrow Shares)                                      0
                                                                                                             ------------
                                            TOTAL OTHER INTERESTS
                                            (COST - $0) - 0.0%                                                          0
                                                                                                             ------------
                                            SHORT-TERM SECURITIES
                              $ 3,621,986   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)         3,621,986
                               17,159,650   Merrill Lynch Liquidity Series, LLC Money Market Series (c)(d)     17,159,650
                                                                                                             ------------
                                            TOTAL SHORT-TERM SECURITIES
                                            (COST - $20,781,636) - 5.3%                                        20,781,636
                                                                                                             ------------
                                            TOTAL INVESTMENTS (COST - $324,187,815*) - 101.2%                 399,367,388
                                            LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)                     (4,670,846)
                                                                                                             ------------
                                            NET ASSETS - 100.0%                                              $394,696,542
                                                                                                             ============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                  $327,823,853
                                ============
Gross unrealized appreciation   $ 96,836,263
Gross unrealized depreciation    (25,292,728)
                                ------------
Net unrealized appreciation     $ 71,543,535
                                ============

MASTER SMALL CAP INDEX SERIES
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2005

(a)  Non-income producing security.

(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                              NET       INTEREST
AFFILIATE                                                   ACTIVITY     INCOME
---------                                                 -----------   --------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I   $(5,367,604)  $409,564
Merrill Lynch Liquidity Series, LLC Money Market Series   $ 5,507,262   $159,554

(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Security, or a portion of security, is on loan.

(f)  Depositary receipts.

     Financial futures contracts purchased as of September 30, 2005 were as follows:

NUMBER OF                          EXPIRATION       FACE       UNREALIZED
CONTRACTS          ISSUE              DATE          VALUE     APPRECIATION
---------   ------------------   -------------   ----------   ------------
    13      Russell 2000 Index   December 2005   $4,357,413      $11,237

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
September 30, 2005
--------------------------------------------------------------------------------
in thousands, except share amounts


                                                                         PAR/SHARES    VALUE
                                                                        ------------ --------
U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS - 1.44%
Federal Home Loan Bank, 7.507%, Due 2/20/2007                                  $ 100  $   104
Federal National Mortgage Association,
  4.50%, Due 8/4/2008                                                             50       50
  3.67%, Due 2/17/2009                                                           100      100
Tennessee Valley Authority, 3.375%, Due 1/15/2007                                247      255
                                                                                      --------
     TOTAL U.S. GOVERNMENT SPONSORED AGENCY INSTRUMENTS                                   509
                                                                                      --------

U.S. GOVERNMENT TREASURY OBLIGATIONS- 92.09%
U.S. Inflation Protected Treasury Bonds,
  2.375%, Due 1/15/2025                                                          207      222
  3.375%, Due 4/15/2032                                                          220      291
U.S. Inflation Protected Treasury Notes,
  0.875%, Due 4/15/2010                                                        3,889    3,790
  1.625%, Due 1/15/2015                                                        2,180    2,154
  1.875%, Due 7/15/2013                                                        3,352    3,397
  1.875%, Due 7/15/2015                                                          457      461
  2.00%, Due 1/15/2014                                                         2,649    2,705
  2.00%, Due 7/15/2014                                                         3,038    3,103
  3.00%, Due 7/15/2012                                                         3,598    3,915
  3.375%, Due 1/15/2007                                                        2,997    3,100
  3.375%, Due 1/15/2012                                                        1,871    2,072
  3.50%, Due 1/15/2011                                                         1,319    1,453
  3.625%, Due 1/15/2008                                                        2,020    2,138
  3.875%, Due 1/15/2009                                                        2,020    2,191
  4.25%, Due 1/15/2010                                                         1,324    1,481
                                                                                      --------
     TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS                                        32,473
                                                                                      --------

VARIABLE RATE CORPORATE OBLIGATIONS - 0.92%  (NOTE B)
FINANCIAL - 0.92%
Allstate Life Global Funding, 4.22%, Due 3/1/2010                                100       98
Lehman Brothers Holdings, Incorporated, 4.44%, Due 6/2/2009                       80       79
SLM Corporation, 4.65%, Due 1/31/2014                                            150      149
                                                                                      --------
TOTAL FINANCIAL                                                                           326
                                                                                      --------
     TOTAL VARIABLE RATE CORPORATE OBLIGATIONS                                            326
                                                                                      --------

SOVEREIGN OBLIGATIONS - 0.55%
Republic of France, 1.60%, Due 7/25/2015                                         153      194
                                                                                      --------
     TOTAL SOVEREIGN OBLIGATIONS                                                          194
                                                                                      --------

SHORT TERM INVESTMENTS - 4.52%
American Beacon Money Market Select Fund (Note A)                          1,592,666    1,593
                                                                                      --------
     TOTAL SHORT TERM INVESTMENTS                                                       1,593
                                                                                      --------
TOTAL INVESTMENTS - 99.52% (COST $35,202) (NOTE C)                                     35,095
                                                                                      --------
OTHER ASSETS, NET OF LIABILITIES  - 0.48%                                                 168
                                                                                      --------
TOTAL NET ASSETS - 100%                                                               $35,263
                                                                                      ========

(A) The Fund is affiliated by having the same investment advisor.

(B) Variable rate instrument. Interest rates change on specific dates (such as a coupon or interest payment date). The rate shown represents the September 30, 2005 coupon rate.

(C) At September 30, 2005 the aggregate cost of investments for federal income tax purposes is $35,326 and the net unrealized appreciation of investments based on that cost is $231 which is comprised of $9 aggregate gross unrealized appreciation and $240 aggregate gross unrealized depreciation.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
September 30, 2005 is provided below.

AMERICAN BEACON MASTER U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2005    (Unaudited)
--------------------------------------------------------------------------------

                                                                            Par Amount      Value
                                                                            ----------   ----------
                                                                              (dollars in thousands)
REPURCHASE AGREEMENTS (NOTE A) - 75.04%
Banc of America Securities, LLC, 3.85%, Due 10/3/2005                        $  69,500   $  69,500
Barclays Capital, Incorporated, 3.90%, Due 10/3/2005                            78,778      78,778
Goldman Sachs, 3.78%, Due 10/3/2005                                             69,500      69,500
                                                                                        ----------
     TOTAL REPURCHASE AGREEMENTS                                                           217,778
                                                                                        ----------

U.S. GOVERNMENT AGENCY INSTRUMENTS - 28.30%
Federal Home Loan Bank,
  Discount Note, 3.66%, Due 11/25/2005 (Note B)                                    500         497
  Variable Rate Note, 3.411%, Due 10/5/2005 (Note C)                             5,000       5,000
  Variable Rate Note, 3.914%, Due 4/4/2007 (Note C)                             10,000       9,994
Federal Home Loan Mortgage Corporation,
  Discount Note, 3.65%, Due 11/10/2005 (Note B)                                    787         784
  Discount Note, 3.69%, Due 12/13/2005 (Note B)                                  1,550       1,539
  Variable Rate Note, 3.84%, Due 12/27/2006 (Note C)                            10,000       9,992
Federal National Mortgage Association,
  Discount Note, 3.60%, Due 11/2/2005 (Note B)                                  11,883      11,847
  Discount Note, 3.64%, Due 11/9/2005 (Note B)                                   1,190       1,186
  Variable Rate Note, 3.386%, Due 10/3/2005 (Note C)                            16,300      16,300
  Variable Rate Note, 3.584%, Due 12/9/2005 (Note C)                            15,000      14,998
  Variable Rate Note, 3.794%, Due 12/22/2006 (Note C)                           10,000       9,993
                                                                                        ----------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                               82,130
                                                                                        ----------
TOTAL INVESTMENTS - 103.34% (Cost $299,908)                                                299,908
                                                                                        ----------

OTHER LIABILITIES, NET OF ASSETS - (3.34%)                                                  (9,702)
                                                                                        ----------

TOTAL NET ASSETS - 100%                                                                  $ 290,206
                                                                                        ==========

Based on the cost of investments of $299,908 for federal income tax purposes at September 30, 2005, there was no unrealized appreciation or depreciation of investments.

(A) Collateral held at Bank of New York for Banc of America Securities, LLC, 5.00%, Due 9/1/2020-10/1/2035, Total Value - $70,890; and Barclays Capital,
    Incorporated, 4.50%, Due 11/1/2019, Total Value - $80,353; and Goldman Sachs, 4.29 - 6.03%, Due 5/1/2009 - 9/1/2035, Total Value - $70,890.

(B) Rates represent discount rate.

(C) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2005
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ William F. Quinn
     --------------------
     William F. Quinn
     President

Date: November 28, 2005
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 28, 2005
      ------------------